SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                            FORM N-CSR

       CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                       INVESTMENT COMPANIES


          Investment Company Act file number:   811-4000
                                                --------

                    SUMMIT MUTUAL FUNDS, INC.
        (Exact name of registrant as specified in charter)

           1876 Waycross Road, Cincinnati, Ohio 45240
        (Address of principal executive offices)  Zip code)

                      John F. Labmeier, Esq.
            The Union Central Life Insurance Company
                          P.O. Box 40888
                        1876 Waycross Road
                      Cincinnati, Ohio 45240
             (Name and address of agent for service)

Registrant's telephone number, including area code:   (513) 595-2600

Date of fiscal year end:           December 31, 2003

Date of reporting period:          June 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS

SUMMIT
MUTUAL
FUNDS

SEMIANNUAL
REPORT

SUMMIT PINNACLE SERIES

Zenith Portfolio
Bond Portfolio
S&P 500 Index Portfolio
S&P MidCap 400 Index Portfolio
Balanced Index Portfolio
Nasdaq-100 Index Portfolio
Russell 2000 Small Cap Index Portfolio
EAFE International Index Portfolio
Lehman Aggregate Bond Index Portfolio

June 30, 2003

                            [LOGO] SUMMIT
                                   MUTUAL
                                   FUNDS

                      SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                            SEMIANNUAL REPORT - TABLE OF CONTENTS
-----------------------------------------------------------------

Message from the President..................................    1

Investment Review
    Zenith Portfolio........................................    2
    Bond Portfolio..........................................    3
    S&P 500 Index Portfolio.................................    4
    S&P MidCap 400 Index Portfolio..........................    5
    Balanced Index Portfolio................................    6
    Nasdaq-100 Index Portfolio..............................    7
    Russell 2000 Small Cap Index Portfolio..................    8
    EAFE International Index Portfolio......................    9
    Lehman Aggregate Bond Index Portfolio...................   10

Statements of Assets and Liabilities........................   11

Statements of Operations....................................   13

Statements of Changes in Net Assets.........................   15

Schedule of Investments
    Zenith Portfolio........................................   19
    Bond Portfolio..........................................   20
    S&P 500 Index Portfolio.................................   24
    S&P MidCap 400 Index Portfolio..........................   29
    Balanced Index Portfolio................................   33
    Nasdaq-100 Index Portfolio..............................   38
    Russell 2000 Small Cap Index Portfolio..................   40
    EAFE International Index Portfolio......................   57
    Lehman Aggregate Bond Index Portfolio...................   60

Notes to Financial Statements...............................   61

THIS REPORT HAS BEEN PREPARED FOR THE INFORMATION OF CONTRACT OWNERS AND IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS OF CONTRACTS UNLESS IT IS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS FOR SUMMIT MUTUAL FUNDS, INC.

                       SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
               2003 SEMIANNUAL REPORT - MESSAGE FROM THE PRESIDENT
------------------------------------------------------------------

We are pleased to provide you the Summit Mutual Funds Semiannual Report on the Pinnacle Series, a family of funds that supports the investment needs of your specific variable insurance product. We are also very pleased to welcome new investors to Summit.

After a long bout with uncertainty, stocks seemed to lift their collective head as the war in Iraq came to a close in March. Even though that situation will remain unsettled for some time, consumer, business, and investor confidence rose as the market breathed a sigh of relief. Indeed, confidence was the main catalyst for the improved market outlook - especially in the second quarter. While there was continued volatility in all financial markets, stocks staged a dramatic rally as shown in the following table. Domestic broad-based index returns for the period generally increased as market capitalization levels decreased. However, the more narrowly based NASDAQ 100 Index, comprised of the 100 largest non-financial companies in the NASDAQ Composite led the way with a 22.2% gain. Most major international equity markets posted positive albeit smaller returns as well and the MSCI EAFE Index, helped by a weak U.S. dollar, increased 9.5%.

Fixed income investors fared well as many investors preferred the recent safety of the bond market. The Federal Reserve, quiet most of the period, did lower its target Fed Funds rate by .25% in late June - a move that was viewed as disappointing to many fixed income investors cutting into the positive returns of this asset class. The Lehman Aggregate Bond Index, a measure of high quality domestic bonds, has risen 3.9% so far in 2003. Volatility has been high in this market - especially high quality U.S. Treasury issues. The 10 year U.S. Treasury has traded as low as 3.1% in early June, down significantly from 4.2% in early January.

"... ALTHOUGH THE MARKET'S UPS AND DOWNS CAN BE HARROWING, THEY ARE A NATURAL PART OF MARKET DYNAMICS."

Diversification, diversification, diversification. While you have heard this theme from us many times in the past, it is still important to keep in mind. Recent events, such as geopolitical tensions and deflationary fears that impact financial markets, remind us that although the market's ups and downs can be harrowing, they are a natural part of market dynamics. Our thoughts have always been to maintain the proper perspective, have realistic expectations, and ensure that your investment strategy is appropriate for your risk tolerance and time horizon. One way to dampen the impact of volatility on your portfolio is to adequately diversify your investments, both within and across asset sectors, or specifically stocks, bonds, and cash. With our broad range of funds, Summit Mutual Funds is able to provide the foundation of a diversified investment plan.

Of particular note in the first half of 2003, were the following highlights:

- Summit Mutual Funds continues to educate investors through a "core & explore" asset allocation strategy as to prudent investing in both diversified index and actively managed funds for both personal and retirement funds.

- We introduced the Summit Lehman Brothers Aggregate Bond Index Portfolio. This index is comprised of investment grade securities including U.S. Treasuries, corporate bonds, and mortgage- and asset-backed securities and is considered one of the premier fixed income indices.

- Our roster of index funds available as investment choices to investors in variable insurance products such as variable annuities and variable life is one of the most robust in the industry and includes the major equity indices - S&P 500, S&P Midcap 400,
   Russell 2000 Small Cap, Nasdaq-100 and the MSCI EAFE International
   Equity.

On the following pages you will find commentary from Summit's portfolio managers and specific details as to each Fund's portfolio and total return investment performance. Please read this information and ask questions of your financial advisor - or contact us at webmaster@summitpartnersllc.com or toll-free 877-546-3863.

We thank you for the continuing trust you have placed in us.

Best regards,

/s/ Steven R. Sutermeister

Steven R. Sutermeister
President

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Index Returns Q2 2003

S&P 500 Index         11.80%
S&P Midcap 400 Index  12.40%
Russell 2000 Index    17.90%
NASDAQ 100 Index      22.20%
MSCI EAFE Index        9.50%

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   ZENITH PORTFOLIO
-------------------------------------------------------------------

OBJECTIVE - Seeks long-term appreciation of capital by investing in common stocks and other equity securities with values that are, at present, not fully recognized by the market.

STRATEGY - The Summit Pinnacle Zenith Portfolio (the "Portfolio") will remain in a highly invested position ranging from 86% to 98%. The cash position will be held in highly liquid money market instruments to meet redemptions and to provide cash for future stock purchases as new opportunities arise.

MANAGER'S COMMENTS:

The Portfolio's total return performance through period ended June 30, 2003 was +17.58% (before contract fees and expenses) versus +11.57% for the Russell 1000 Value Index and +11.76% for the S&P 500 Index. These indices started the year in negative territory in the first quarter only to have a sharp recovery in the second quarter after the positive outcome of the war in Iraq improved investor's confidence. After three negative years in the equity markets that drove prices lower and lower, valuations appear to be turning up.

Monetary policy remained stimulative as witnessed by the thirteenth cut in federal funds rates in this cycle. The positive outcome of the war in Iraq also affected domestic policy as President Bush was able to pass a stimulative tax cut package to boost the economy in time for his re-election campaign. (The last time that the markets were down in the third year of the presidency was 1939.) One key aspect of President Bush's stimulus package is a significant reduction of taxation on dividends, which should help the equity markets. President Bush is far more worried about pumping up the economy during the next 18 months than he is about near-term budget deficits. Therefore governmental forces are fully employing monetary and fiscal policies to encourage an economic rebound by stimulating economic growth and not worrying about a potential inflation resurgence.

The Portfolio outperformed its benchmark indices by holding positions that were more economically sensitive. These positions declined last year, but were able to rise faster when the market rebounded this year. Names that were mentioned in the last report that hindered performance due to their economic sensitivity, this time rebounded at a higher rate than the market. Delta Airlines, one of the premier airlines in the country, was priced as though it was nearly bankrupt as the market for corporate credit was tightened for airlines. Sears, the department store chain, was also under intense scrutiny since its credit card operations were being criticized for being too lax with credit controls. Even General Electric suffered as its AAA credit was called into question in the squeeze on corporate credit. Delta Airlines, Sears and General Electric are names that performed much better in the more robust market environment that existed this year.

The Portfolio is attempting to capitalize on its performance by reducing positions that have outperformed the market and reinvesting in companies that have lagged the overall market move. Names such as General Dynamics, Sara Lee and Baxter have been added due to their low price-to-cash flow, low price-to- earnings and current year-to-date underperformance.

                                   FUND DATA

Manager:                                           James McGlynn
Inception Date:                                    August 15, 1984
Total Net Assets:                                  $41.82 Million
Number of Holdings:                                51
Median Cap Size:                                   $19.48 Billion
Average Price-to-book Ratio:                       2.17x
Dividend Yield:                                    2.28%
Average Price-to-earnings Ratio:
Summit Pinnacle Zenith Portfolio                   18.49x
S&P 500 Index                                      19.78x

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
Summit Zenith Portfolio - Average Annual Total Return

1-YEAR  5-YEAR  10-YEAR
-0.41%   0.51%    8.54%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included.

          SUMMIT ZENITH  RUSSELL 1000  RUSSELL 2000
            PORTFOLIO    VALUE INDEX      INDEX
Jun-1993        $10,000      $10,000         $1,000
Jul-1993        $11,383      $10,112         $1,013
Aug-1993        $11,874      $10,477         $1,055
Sep-1993        $12,027      $10,494         $1,084
Oct-1993        $12,325      $10,486         $1,111
Nov-1993        $12,002      $10,270         $1,073
Dec-1993        $12,410      $10,465         $1,108
Jan-1994        $12,878      $10,861         $1,142
Feb-1994        $12,827      $10,490         $1,138
Mar-1994        $12,471      $10,099         $1,076
Apr-1994        $12,640      $10,293         $1,082
May-1994        $12,719      $10,412         $1,068
Jun-1994        $12,496      $10,162         $1,030
Jul-1994        $12,621      $10,478         $1,046
Aug-1994        $13,218      $10,780         $1,103
Sep-1994        $13,066      $10,422         $1,098
Oct-1994        $13,147      $10,567         $1,093
Nov-1994        $12,735      $10,140         $1,047
Dec-1994        $12,835      $10,257         $1,073
Jan-1995        $12,969      $10,573         $1,058
Feb-1995        $13,400      $10,991         $1,100
Mar-1995        $13,605      $11,232         $1,118
Apr-1995        $13,926      $11,587         $1,141
May-1995        $14,267      $12,074         $1,158
Jun-1995        $14,589      $12,238         $1,215
Jul-1995        $15,010      $12,664         $1,284
Aug-1995        $15,373      $12,843         $1,308
Sep-1995        $15,686      $13,307         $1,330
Oct-1995        $15,254      $13,175         $1,270
Nov-1995        $15,764      $13,843         $1,322
Dec-1995        $16,295      $14,190         $1,354
Jan-1996        $16,453      $14,633         $1,352
Feb-1996        $16,916      $14,743         $1,392
Mar-1996        $17,393      $14,994         $1,417
Apr-1996        $17,898      $15,051         $1,493
May-1996        $18,394      $15,240         $1,551
Jun-1996        $18,260      $15,252         $1,485
Jul-1996        $17,307      $14,676         $1,354
Aug-1996        $18,074      $15,095         $1,431
Sep-1996        $18,468      $15,695         $1,484
Oct-1996        $18,999      $16,302         $1,459
Nov-1996        $19,675      $17,484         $1,518
Dec-1996        $20,291      $17,261         $1,554
Jan-1997        $20,823      $18,098         $1,583
Feb-1997        $20,614      $18,364         $1,543
Mar-1997        $19,853      $17,704         $1,468
Apr-1997        $19,722      $18,447         $1,470
May-1997        $21,235      $19,478         $1,632
Jun-1997        $21,974      $20,313         $1,699
Jul-1997        $22,943      $21,841         $1,776
Aug-1997        $23,373      $21,063         $1,815
Sep-1997        $25,025      $22,336         $1,945
Oct-1997        $24,330      $21,712         $1,857
Nov-1997        $24,210      $22,672         $1,842
Dec-1997        $24,462      $23,334         $1,873
Jan-1998        $23,933      $23,004         $1,843
Feb-1998        $25,063      $24,552         $1,979
Mar-1998        $26,784      $26,054         $2,060
Apr-1998        $27,237      $26,228         $2,069
May-1998        $25,959      $25,839         $1,957
Jun-1998        $25,246      $26,171         $1,960
Jul-1998        $23,330      $25,709         $1,799
Aug-1998        $18,697      $21,883         $1,448
Sep-1998        $19,521      $23,139         $1,558
Oct-1998        $20,187      $24,931         $1,621
Nov-1998        $20,534      $26,093         $1,705
Dec-1998        $20,717      $26,981         $1,810
Jan-1999        $20,522      $27,196         $1,834
Feb-1999        $18,922      $26,813         $1,686
Mar-1999        $19,242      $27,367         $1,712
Apr-1999        $20,976      $29,924         $1,865
May-1999        $20,959      $29,595         $1,892
Jun-1999        $21,927      $30,454         $1,978
Jul-1999        $21,944      $29,562         $1,924
Aug-1999        $21,560      $28,465         $1,853
Sep-1999        $20,975      $27,470         $1,853
Oct-1999        $20,992      $29,051         $1,861
Nov-1999        $21,426      $28,824         $1,972
Dec-1999        $21,141      $28,963         $2,195
Jan-2000        $20,638      $28,019         $2,159
Feb-2000        $19,551      $25,937         $2,516
Mar-2000        $22,510      $29,101         $2,350
Apr-2000        $22,089      $28,763         $2,458
May-2000        $22,871      $29,066         $2,314
Jun-2000        $22,378      $27,738         $2,517
Jul-2000        $22,191      $28,085         $2,438
Aug-2000        $23,279      $29,647         $2,623
Sep-2000        $23,500      $29,919         $2,545
Oct-2000        $24,538      $30,654         $2,432
Nov-2000        $24,265      $29,516         $2,182
Dec-2000        $25,747      $30,995         $2,371
Jan-2001        $26,820      $31,114         $2,494
Feb-2001        $26,444      $30,249         $2,330
Mar-2001        $25,726      $29,181         $2,217
Apr-2001        $27,368      $30,611         $2,390
May-2001        $28,238      $31,300         $2,449
Jun-2001        $27,929      $30,605         $2,533
Jul-2001        $28,324      $30,541         $2,396
Aug-2001        $27,156      $29,316         $2,319
Sep-2001        $25,832      $27,252         $2,007
Oct-2001        $26,296      $27,018         $2,124
Nov-2001        $27,741      $28,587         $2,288
Dec-2001        $28,641      $29,262         $2,430
Jan-2002        $28,433      $29,037         $2,404
Feb-2002        $28,797      $29,083         $2,338
Mar-2002        $29,826      $30,459         $2,526
Apr-2002        $28,438      $29,414         $2,549
May-2002        $28,275      $29,561         $2,436
Jun-2002        $26,005      $27,864         $2,315
Jul-2002        $23,015      $25,273         $1,966
Aug-2002        $23,373      $25,462         $1,961
Sep-2002        $20,557      $22,631         $1,820
Oct-2002        $21,701      $24,308         $1,878
Nov-2002        $23,735      $25,839         $2,046
Dec-2002        $22,026      $24,718         $1,932
Jan-2003        $21,487      $24,120         $1,878
Feb-2003        $21,188      $23,476         $1,822
Mar-2003        $21,340      $23,516         $1,845
Apr-2003        $23,525      $25,585         $2,020
May-2003        $25,114      $27,238         $2,237
Jun-2003        $25,898      $27,578         $2,277

                                TOP 10 HOLDINGS

                                             (% OF NET ASSETS)
                                             -----------------
      DuPont (E.I.)                                      2.74%
      General Dynamics                                   2.72%
      General Electric                                   2.67%
      Chevron Texaco Corp.                               2.63%
      Citigroup Inc.                                     2.61%
      Lincoln National                                   2.59%
      Sara Lee Corp.                                     2.59%
      Devon Energy Corp                                  2.53%
      St. Paul Cos.                                      2.51%
      Bristol-Meyers Squibb                              2.48%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                       Financial  26.4%
                       Utilities   3.0%
          Consumer Discretionary  15.6%
                          Energy  12.0%
            Consumer Non-Durable   4.8%
                     Health Care   9.9%
                     Industrials   9.1%
          Information Technology   5.1%
                       Materials   3.7%
              Short-Term & Other   3.8%
     Telecommunications Services   6.6%


                       SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                    BOND PORTFOLIO
------------------------------------------------------------------

OBJECTIVE - Seeks a high level of current income, without undue risk to principal, by investing in long-term, fixed-income, investment-grade corporate bonds.

STRATEGY - The Summit Pinnacle Bond Portfolio (the "Portfolio") will invest at least 80% of asset value in fixed income securities. The fund will normally invest 75% of the value of its assets in publicly-traded straight debt securities that fall within the four highest grades as rated by a national rating agency. Up to 25% of the portfolio may be invested in below investment grade securities, convertible debt, preferred stock and other securities.

MANAGER'S COMMENTS:

The Portfolio had a total return of 6.01% (before contract fees and expenses) for the six-month period ended June 30, 2003 compared to a total return of 3.93% for the Lehman Brothers Aggregate Bond Index (the "Index"). The past six months were marked by continued volatility in both the fixed income and equity market. Interest rates reached historic lows and provided the fuel for record mortgage refinancing. The strong housing market coupled with the lowest mortgage rates in 50 years resulted in homeowners rushing to lock in ever lower rates and cashing out equity to support consumer spending. Throughout the period, the Federal Reserve sent the message that it would keep interest rates low as long as necessary to get the economy growing faster.

The Portfolio's outperformance to the Index was primarily a result of a shift in asset allocation. During the period, the corporate and mortgage sectors were increased while decreasing the intermediate U.S. Treasury sector. Corporate bonds, both investment grade and high yield, were the best performing sector of the fixed income market during the period. In general, lower rated credits, lead by high yield bonds, provided the largest contribution to the incremental return. Individual sectors that provided the largest positive performance during the period were airline related and telecom securities. Overall, the mortgage sector underperformed all major sectors of the Index as consumer prepayments of mortgages hurt returns. The overweight in corporate bonds more than offset the mortgage sector underperformance. Outside of the mortgage sector, the treasury and agency sectors also underperformed along with manufactured housing in the asset-backed sector.

                                   FUND DATA

Managers:                                       Gary R. Rodmaker
                                                Michael J. Schultz
                                                Dave Weisenburger
Inception Date:                                 August 15, 1984
Total Net Assets:                               $39.06 Million
Number of Holdings:                             132
Average Duration:                               4.51 years
Average Maturity:                               16.8 years
Average Credit Quality:                         A/A2
Current Yield:                                  6.05%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
Summit Bond Portfolio - Average Annual Total Return

1-YEAR  5-YEAR  10-YEAR
9.55%    5.11%    6.93%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included.

          SUMMIT BOND    LEHMAN BROTHERS
            Portfolio  Aggregate Bond Index
Jun-1993      $10,000               $10,000
Jul-1993      $11,336               $10,057
Aug-1993      $11,506               $10,233
Sep-1993      $11,526               $10,261
Oct-1993      $11,618               $10,299
Nov-1993      $11,567               $10,211
Dec-1993      $11,659               $10,266
Jan-1994      $11,876               $10,405
Feb-1994      $11,700               $10,224
Mar-1994      $11,467                $9,971
Apr-1994      $11,359                $9,891
May-1994      $11,369                $9,890
Jun-1994      $11,379                $9,869
Jul-1994      $11,478               $10,065
Aug-1994      $11,478               $10,077
Sep-1994      $11,344                $9,929
Oct-1994      $11,333                $9,920
Nov-1994      $11,322                $9,898
Dec-1994      $11,469                $9,967
Jan-1995      $11,687               $10,164
Feb-1995      $11,961               $10,406
Mar-1995      $12,039               $10,469
Apr-1995      $12,214               $10,616
May-1995      $12,704               $11,027
Jun-1995      $12,774               $11,107
Jul-1995      $12,822               $11,083
Aug-1995      $12,952               $11,217
Sep-1995      $13,071               $11,326
Oct-1995      $13,263               $11,473
Nov-1995      $13,444               $11,645
Dec-1995      $13,652               $11,808
Jan-1996      $13,849               $11,886
Feb-1996      $13,701               $11,679
Mar-1996      $13,676               $11,597
Apr-1996      $13,638               $11,532
May-1996      $13,663               $11,509
Jun-1996      $13,844               $11,664
Jul-1996      $13,883               $11,695
Aug-1996      $13,922               $11,675
Sep-1996      $14,223               $11,878
Oct-1996      $14,474               $12,142
Nov-1996      $14,712               $12,350
Dec-1996      $14,634               $12,235
Jan-1997      $14,714               $12,273
Feb-1997      $14,835               $12,303
Mar-1997      $14,662               $12,167
Apr-1997      $14,813               $12,349
May-1997      $15,004               $12,467
Jun-1997      $15,209               $12,615
Jul-1997      $15,653               $12,956
Aug-1997      $15,528               $12,846
Sep-1997      $15,821               $13,036
Oct-1997      $15,976               $13,225
Nov-1997      $16,075               $13,285
Dec-1997      $16,246               $13,420
Jan-1998      $16,505               $13,591
Feb-1998      $16,505               $13,581
Mar-1998      $16,847               $13,627
Apr-1998      $16,936               $13,698
May-1998      $17,039               $13,828
Jun-1998      $17,157               $13,945
Jul-1998      $17,217               $13,975
Aug-1998      $17,172               $14,202
Sep-1998      $17,430               $14,535
Oct-1998      $17,031               $14,458
Nov-1998      $17,261               $14,540
Dec-1998      $17,306               $14,584
Jan-1999      $17,399               $14,687
Feb-1999      $17,120               $14,430
Mar-1999      $17,291               $14,510
Apr-1999      $17,322               $14,556
May-1999      $17,148               $14,428
Jun-1999      $17,117               $14,382
Jul-1999      $17,069               $14,321
Aug-1999      $17,037               $14,314
Sep-1999      $17,133               $14,480
Oct-1999      $17,117               $14,534
Nov-1999      $17,130               $14,532
Dec-1999      $17,114               $14,463
Jan-2000      $16,998               $14,415
Feb-2000      $17,179               $14,590
Mar-2000      $17,381               $14,782
Apr-2000      $17,280               $14,739
May-2000      $17,097               $14,733
Jun-2000      $17,525               $15,039
Jul-2000      $17,699               $15,176
Aug-2000      $18,010               $15,395
Sep-2000      $17,952               $15,492
Oct-2000      $17,894               $15,595
Nov-2000      $18,107               $15,850
Dec-2000      $18,379               $16,144
Jan-2001      $18,729               $16,409
Feb-2001      $18,963               $16,552
Mar-2001      $19,061               $16,634
Apr-2001      $19,003               $16,564
May-2001      $19,122               $16,664
Jun-2001      $19,061               $16,727
Jul-2001      $19,489               $17,102
Aug-2001      $19,692               $17,298
Sep-2001      $19,591               $17,501
Oct-2001      $20,019               $17,867
Nov-2001      $19,835               $17,620
Dec-2001      $19,631               $17,507
Jan-2002      $19,733               $17,649
Feb-2002      $19,811               $17,820
Mar-2002      $19,691               $17,525
Apr-2002      $20,037               $17,864
May-2002      $20,177               $18,016
Jun-2002      $20,088               $18,172
Jul-2002      $20,160               $18,391
Aug-2002      $20,427               $18,702
Sep-2002      $20,542               $19,005
Oct-2002      $20,265               $18,918
Nov-2002      $20,453               $18,913
Dec-2002      $20,756               $19,304
Jan-2003      $20,743               $19,320
Feb-2003      $21,107               $19,588
Mar-2003      $21,168               $19,572
Apr-2003      $21,494               $19,734
May-2003      $21,914               $20,102
Jun-2003      $22,007               $20,062

                               QUALITY BREAKDOWN

                                           (% OF NET PORTFOLIO)
                                           --------------------
      AAA                                         42%
      AA                                           1%
      A                                            9%
      BBB                                         35%
      BB                                           6%
      B                                            5%
      CCC                                          2%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     U.S. Treasuries & Agency Notes  15.7%
         Mortgage-Backed Securities  33.1%
            Corporate Bonds & Notes  49.6%
                 Short-Term & Other   1.6%

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   S&P 500 INDEX PORTFOLIO
-----------------------------------------------------------------

OBJECTIVE - Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the Standard & Poor's 500 Composite Stock Index.

STRATEGY - The Summit Pinnacle S&P 500 Index Portfolio (the "Portfolio") will remain fully invested in stocks included in the S&P 500 Index and in futures contracts on the Index. The cash position will be held in highly liquid money market instruments to meet redemptions and to provide cash for future stock purchases.

MANAGER'S COMMENTS:

The objective of the Portfolio is to replicate the performance of the S&P 500 Index (the "Index"), minimizing the difference between the return of the Index and the return of the Portfolio before contract fees and expenses. The Portfolio returned 11.44% (before contract fees and expenses) for the six-month period ended June 30, 2003. The Index, by comparison, returned 11.76%.

                                   FUND DATA

Manager:                                        Team Managed
Inception Date:                                 December 29, 1995
Total Net Assets:                               $68.75 Million
Number of Equity Holdings:                      500
Median Cap Size:                                $7.49 Billion
Average Price-to-book Ratio:                    2.94x
Dividend Yield:                                 1.67%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
Summit S&P 500 Index Portfolio - Average Annual Total Return

1-YEAR  5-YEAR
-0.32%  -2.03%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included.

              SUMMIT S&P       S&P 500
          500 INDEX PORTFOLIO   INDEX
Dec-1995              $10,000  $10,000
Jan-1996              $10,400  $10,340
Feb-1996              $10,490  $10,436
Mar-1996              $10,600  $10,537
Apr-1996              $10,740  $10,692
May-1996              $11,021  $10,968
Jun-1996              $11,072  $11,010
Jul-1996              $10,598  $10,523
Aug-1996              $10,820  $10,745
Sep-1996              $11,405  $11,350
Oct-1996              $11,739  $11,663
Nov-1996              $12,600  $12,545
Dec-1996              $12,337  $12,296
Jan-1997              $13,110  $13,065
Feb-1997              $13,221  $13,167
Mar-1997              $12,669  $12,626
Apr-1997              $13,421  $13,379
May-1997              $14,224  $14,195
Jun-1997              $14,852  $14,830
Jul-1997              $16,040  $16,009
Aug-1997              $15,110  $15,113
Sep-1997              $15,947  $15,941
Oct-1997              $15,419  $15,408
Nov-1997              $16,124  $16,121
Dec-1997              $16,373  $16,398
Jan-1998              $16,570  $16,579
Feb-1998              $17,756  $17,774
Mar-1998              $18,662  $18,684
Apr-1998              $18,855  $18,872
May-1998              $18,523  $18,548
Jun-1998              $19,274  $19,300
Jul-1998              $19,081  $19,095
Aug-1998              $16,322  $16,337
Sep-1998              $17,361  $17,384
Oct-1998              $18,773  $18,797
Nov-1998              $19,916  $19,936
Dec-1998              $21,050  $21,084
Jan-1999              $21,914  $21,965
Feb-1999              $21,233  $21,283
Mar-1999              $22,065  $22,134
Apr-1999              $22,905  $22,991
May-1999              $22,349  $22,449
Jun-1999              $23,582  $23,695
Jul-1999              $22,850  $22,955
Aug-1999              $22,740  $22,843
Sep-1999              $22,117  $22,217
Oct-1999              $23,517  $23,623
Nov-1999              $23,975  $24,103
Dec-1999              $25,369  $25,523
Jan-2000              $24,074  $24,241
Feb-2000              $23,616  $23,782
Mar-2000              $25,920  $26,108
Apr-2000              $25,145  $25,323
May-2000              $24,624  $24,803
Jun-2000              $25,227  $25,415
Jul-2000              $24,825  $25,017
Aug-2000              $26,356  $26,571
Sep-2000              $24,959  $25,168
Oct-2000              $24,858  $25,062
Nov-2000              $22,892  $23,086
Dec-2000              $23,004  $23,199
Jan-2001              $23,808  $24,023
Feb-2001              $21,623  $21,834
Mar-2001              $20,250  $20,452
Apr-2001              $21,823  $22,039
May-2001              $21,955  $22,187
Jun-2001              $21,407  $21,648
Jul-2001              $21,194  $21,435
Aug-2001              $19,858  $20,096
Sep-2001              $18,242  $18,474
Oct-2001              $18,576  $18,827
Nov-2001              $19,993  $20,271
Dec-2001              $20,154  $20,449
Jan-2002              $19,846  $20,151
Feb-2002              $19,462  $19,762
Mar-2002              $20,181  $20,505
Apr-2002              $18,950  $19,262
May-2002              $18,801  $19,122
Jun-2002              $17,452  $17,760
Jul-2002              $16,083  $16,377
Aug-2002              $16,183  $16,483
Sep-2002              $14,420  $14,693
Oct-2002              $15,681  $15,985
Nov-2002              $16,593  $16,924
Dec-2002              $15,610  $15,931
Jan-2003              $15,195  $15,515
Feb-2003              $14,960  $15,282
Mar-2003              $15,102  $15,431
Apr-2003              $16,335  $16,701
May-2003              $17,186  $17,579
Jun-2003              $17,397  $17,804

                                TOP 10 HOLDINGS

                                               (% OF NET ASSETS)
                                              -------------------
      General Electric                              3.03%
      Microsoft Corporation                         2.91%
      Pfizer, Inc.                                  2.85%
      Exxon Mobil Corp.                             2.54%
      Wal-Mart Stores                               2.48%
      Citigroup Inc.                                2.32%
      Johnson & Johnson                             1.62%
      American International Group                  1.52%
      International Business Machines               1.51%
      Merck & Co                                    1.43%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           Consumer Discretionary  10.5%
                 Consumer Staples  11.1%
                           Energy   5.5%
                       Financials  19.4%
                      Health Care  14.1%
                      Industrials   9.9%
           Information Technology  15.3%
                        Materials   2.5%
       Telecommunication Services   3.7%
                        Utilities   2.8%
     Short-Term, Futures, & Other   5.2%

    "Standard & Poor's", "S&P", "S&P 500", "Standard & Poor's 500", "500", "S&P MidCap 400 Index", and "Standard & Poor's MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Summit Mutual Funds, Inc.
    The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

                       SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                    S&P MIDCAP 400 INDEX PORTFOLIO
------------------------------------------------------------------

OBJECTIVE - Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the Standard & Poor's MidCap 400 Composite Stock Index (the "Index").

STRATEGY - The Summit Pinnacle S&P MidCap 400 Index Portfolio (the "Portfolio") will remain fully invested in stocks included in the S&P 400 Index and in futures contracts on the Index. The cash position will be held in highly liquid money market instruments to meet redemptions and to provide cash for future stock purchases.

MANAGER'S COMMENTS:

The goal of the Portfolio is to replicate the performance of the Index, minimizing the difference between the return of the Index and that of the Portfolio before contract fees and expenses. Index members represent a diverse group of "medium-sized" companies with a median market capitalization of approximately $1.7 billion. For the six-month period ended June 30, 2003, the Portfolio returned 12.07% (before contract fees and expenses) versus an Index gain of 12.41%.

                              FUND DATA

Manager:                                             Team Managed
Inception Date:                                      May 3, 1999
Total Net Assets:                                    $27.44 Million
Number of Equity Holdings:                           400
Median Cap Size:                                     $1.70 Billion
Average Price-to-book Ratio:                         2.15x
Dividend Yield:                                      1.10%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
Summit S&P MidCap400 Index Portfolio - Average Annual Total Return

1-YEAR  5-YEAR  SINCE INCEPTION
-1.35%   0.28%            4.70%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included.

           PINNACLE S&P
            MIDCAP 400     S&P MIDCAP
          Index Portfolio   400 Index
Apr-1999          $10,000     $10,000
May-1999           $9,930     $10,043
Jun-1999          $10,430     $10,580
Jul-1999          $10,180     $10,354
Aug-1999           $9,830      $9,999
Sep-1999           $9,500      $9,691
Oct-1999           $9,960     $10,184
Nov-1999          $10,480     $10,719
Dec-1999          $11,114     $11,355
Jan-2000          $10,782     $11,036
Feb-2000          $11,556     $11,808
Mar-2000          $12,513     $12,796
Apr-2000          $11,992     $12,349
May-2000          $11,851     $12,196
Jun-2000          $12,003     $12,375
Jul-2000          $12,187     $12,570
Aug-2000          $13,551     $13,974
Sep-2000          $13,443     $13,878
Oct-2000          $12,966     $13,408
Nov-2000          $12,003     $12,396
Dec-2000          $12,891     $13,343
Jan-2001          $13,172     $13,641
Feb-2001          $12,405     $12,863
Mar-2001          $11,480     $11,908
Apr-2001          $12,731     $13,221
May-2001          $13,029     $13,529
Jun-2001          $12,961     $13,475
Jul-2001          $12,756     $13,274
Aug-2001          $12,334     $12,840
Sep-2001          $10,807     $11,243
Oct-2001          $11,271     $11,741
Nov-2001          $12,102     $12,614
Dec-2001          $12,729     $13,265
Jan-2002          $12,661     $13,198
Feb-2002          $12,666     $13,213
Mar-2002          $13,561     $14,158
Apr-2002          $13,487     $14,092
May-2002          $13,254     $13,854
Jun-2002          $12,270     $12,839
Jul-2002          $11,067     $11,595
Aug-2002          $11,116     $11,653
Sep-2002          $10,215     $10,715
Oct-2002          $10,658     $11,179
Nov-2002          $11,271     $11,825
Dec-2002          $10,801     $11,339
Jan-2003          $10,482     $11,008
Feb-2003          $10,226     $10,746
Mar-2003          $10,307     $10,836
Apr-2003          $11,049     $11,622
May-2003          $11,961     $12,584
Jun-2003          $12,104     $12,744

                                TOP 10 HOLDINGS

                                               (% OF NET ASSETS)
                                               -----------------
      S&P MidCap 400 Depositary Receipts                  3.84%
      Gilead Sciences, Inc.                               1.17%
      M&T Bank Corp.                                      1.07%
      Washington Post                                     0.75%
      Mylan Laboratories                                  0.71%
      Affiliated Computer                                 0.65%
      Express Scripts, Inc.                               0.59%
      Weatherford International Ltd.                      0.59%
      IDEC Pharmaceuticals Corporation                    0.56%
      Lennar Corp.                                        0.55%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           Consumer Discretionary  14.1%
                 Consumer Staples   4.0%
                           Energy   5.9%
                       Financials  17.2%
                      Health Care  12.1%
                      Industrials   9.7%
           Information Technology  13.1%
                        Materials   3.6%
     Short-Term, Futures, & Other  13.9%
       Telecommunication Services   0.6%
                        Utilities   5.8%

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   BALANCED INDEX PORTFOLIO
-----------------------------------------------------------------

OBJECTIVE - Seeks investment results, with respect to 60% of its assets, that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index and, with respect to 40% of its assets, that correspond to the total return performance of investment grade bonds, as represented by the Lehman Brothers Aggregate Bond Index.

STRATEGY - The Summit Pinnacle Balanced Index Portfolio (the "Portfolio") will invest approximately 60% of its nets assets in a portfolio of stocks included in the S&P 500 Index and in futures of the Index, and approximately 40% of its net assets in a portfolio of investment grade bonds designed to track the Lehman Brothers Aggregate Bond Index.

MANAGER'S COMMENTS:

The objective of the Portfolio is to produce investment results, with respect to 60% of its assets that correspond to the total return performance of the S&P 500 Index, and, with respect to 40% of its assets, investment results that correspond to the total return performance of the Lehman Brothers Aggregate Bond Index. Equities reversed a three year trend during the six month period ended June 30, 2003 by outperforming the bond component within the theoretical Index, returning 11.76% versus a gain of 3.93%, respectfully. On a total return basis, the Portfolio returned 8.31% (before contract fees and expenses) for the six-month period, versus the theoretical index return of 8.89%.

                             FUND DATA

Manager:                                         Team Managed
Inception Date:                                  May 3, 1999
Total Net Assets:                                $10.96 Million
Number of Equity Holdings:                       500
Median Cap Size:                                 $7.48 Billion
Average Price-to-book Ratio:                     2.97x
Dividend Yield:                                  1.67%
Number of Fixed Income Holdings:                 22
Average Duration:                                3.87 years
Average Maturity                                 10.8 years
Average Credit Quality                           AA+/Aa1
Current Yield                                    2.90%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
Summit Balanced Index Portfolio - Average Annual Total Return

1-YEAR  3-YEAR  SINCE INCEPTION
4.51%   -3.64%           -1.09%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included.

                           LEHMAN BROTHERS
          SUMMIT BALANCED     AGGREGATE
          Index Portfolio       Bond Index  S&P 500 Index
Apr-1999          $10,000          $10,000        $10,000
May-1999           $9,740           $9,764         $9,912
Jun-1999          $10,050          $10,306         $9,880
Jul-1999           $9,840           $9,985         $9,839
Aug-1999           $9,810           $9,936         $9,834
Sep-1999           $9,690           $9,663         $9,948
Oct-1999          $10,076          $10,275         $9,985
Nov-1999          $10,197          $10,484         $9,984
Dec-1999          $10,531          $11,101         $9,936
Jan-2000          $10,187          $10,544         $9,903
Feb-2000          $10,108          $10,344        $10,023
Mar-2000          $10,743          $11,356        $10,155
Apr-2000          $10,559          $11,014        $10,126
May-2000          $10,418          $10,788        $10,121
Jun-2000          $10,678          $11,054        $10,332
Jul-2000          $10,613          $10,881        $10,426
Aug-2000          $11,067          $11,557        $10,577
Sep-2000          $10,743          $10,947        $10,643
Oct-2000          $10,743          $10,901        $10,714
Nov-2000          $10,299          $10,041        $10,889
Dec-2000          $10,397          $10,090        $11,091
Jan-2001          $10,678          $10,449        $11,273
Feb-2001          $10,112           $9,497        $11,371
Mar-2001           $9,742           $8,896        $11,428
Apr-2001          $10,168           $9,586        $11,380
May-2001          $10,234           $9,650        $11,448
Jun-2001          $10,088           $9,416        $11,492
Jul-2001          $10,133           $9,323        $11,749
Aug-2001           $9,793           $8,741        $11,884
Sep-2001           $9,363           $8,035        $12,023
Oct-2001           $9,544           $8,189        $12,274
Nov-2001           $9,907           $8,817        $12,105
Dec-2001           $9,941           $8,894        $12,028
Jan-2002           $9,884           $8,765        $12,125
Feb-2002           $9,807           $8,595        $12,243
Mar-2002           $9,939           $8,919        $12,039
Apr-2002           $9,599           $8,378        $12,273
May-2002           $9,581           $8,317        $12,377
Jun-2002           $9,141           $7,725        $12,484
Jul-2002           $8,763           $7,123        $12,635
Aug-2002           $8,854           $7,169        $12,848
Sep-2002           $8,319           $6,391        $13,056
Oct-2002           $8,723           $6,953        $12,997
Nov-2002           $9,060           $7,361        $12,993
Dec-2002           $8,820           $6,929        $13,262
Jan-2003           $8,674           $6,748        $13,273
Feb-2003           $8,641           $6,647        $13,457
Mar-2003           $8,689           $6,712        $13,446
Apr-2003           $9,154           $7,264        $13,557
May-2003           $9,503           $7,646        $13,810
Jun-2003           $9,553           $7,744        $13,782

                             TOP 10 EQUITY HOLDINGS

                                                (% OF NET ASSETS)
                                               -------------------
      S&P 500 Depositary Receipts                          2.10%
      General Electric                                     1.77%
      Microsoft Corporation                                1.69%
      Pfizer, Inc.                                         1.67%
      Exxon Mobil Corp.                                    1.48%
      Wal-Mart Stores                                      1.47%
      Citigroup Inc.                                       1.35%
      Johnson & Johnson                                    0.95%
      American International Group                         0.90%
      International Business Machines                      0.88%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Stocks                   54.7%
Treasuries & Agency Notes     20.9%
Mortgage-Backed Securities     7.7%
Corporate Bonds                9.2%
Short-Term, Futures, & Other   7.5%

                      SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                       NASDAQ-100 INDEX PORTFOLIO
-----------------------------------------------------------------

OBJECTIVE - Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index (the "Index").

STRATEGY - The Summit Pinnacle Nasdaq-100 Index Portfolio (the
"Portfolio") will remain fully invested in stocks included in the Nasdaq-100 Index and in futures contracts on the Index. The cash position will be held in highly liquid money market instruments to meet redemptions and to provide cash for future stock purchases.

MANAGER'S COMMENTS:

The Index is composed of 100 of the largest non-financial companies listed on The Nasdaq Stock Market. The objective of the Portfolio is to replicate the performance of the Index, minimizing the difference between the return of the Index and the Portfolio before contract fees and expenses. The Portfolio outperformed more diverse large-cap, mid-cap, and small-cap indices in the six-month period ended June 30, 2003, gaining 22.09% (before contract fees and expenses). Comparatively, the Index returned 22.21%.

                                   FUND DATA

Manager:                                        Team Managed
Inception Date:                                 April 27, 2000
Total Net Assets:                               $15.21 Million
Number of Equity Holdings:                      100
Median Cap Size:                                $5.28 Billion
Average Price-to-book Ratio:                    4.02x
Dividend Yield:                                 0.14%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
Summit Nasdaq-100 Index Portfolio - Total Return

1-YEAR  3-YEAR   SINCE INCEPTION
15.08%  -31.80%          -28.78%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included.

          SUMMIT NASDAQ-
            100 INDEX
               Portfolio  Nasdaq-100 Index
Mar-2000         $10,000           $10,000
Apr-2000         $10,760           $10,763
May-2000          $9,470            $9,482
Jun-2000         $10,730           $10,737
Jul-2000         $10,300           $10,296
Aug-2000         $11,630           $11,633
Sep-2000         $10,170           $10,187
Oct-2000          $9,360            $9,365
Nov-2000          $7,150            $7,152
Dec-2000          $6,670            $6,681
Jan-2001          $7,380            $7,399
Feb-2001          $5,420            $5,446
Mar-2001          $4,470            $4,490
Apr-2001          $5,270            $5,295
May-2001          $5,110            $5,137
Jun-2001          $5,190            $5,224
Jul-2001          $4,770            $4,806
Aug-2001          $4,160            $4,195
Sep-2001          $3,310            $3,335
Oct-2001          $3,860            $3,896
Nov-2001          $4,520            $4,557
Dec-2001          $4,460            $4,503
Jan-2002          $4,380            $4,426
Feb-2002          $3,836            $3,881
Mar-2002          $4,096            $4,149
Apr-2002          $3,600            $3,647
May-2002          $3,406            $3,451
Jun-2002          $2,958            $3,003
Jul-2002          $2,718            $2,748
Aug-2002          $2,662            $2,692
Sep-2002          $2,350            $2,378
Oct-2002          $2,794            $2,827
Nov-2002          $3,162            $3,189
Dec-2002          $2,788            $2,813
Jan-2003          $2,786            $2,809
Feb-2003          $2,864            $2,887
Mar-2003          $2,888            $2,913
Apr-2003          $3,136            $3,163
May-2003          $3,394            $3,426
Jun-2003          $3,404            $3,437

                                TOP 10 HOLDINGS

                                                (% OF NET ASSETS)
                                                -----------------
      Microsoft Corporation                             8.03%
      NASDAQ -- 100 Shares                              4.38%
      Intel Corporation                                 4.06%
      Cisco Systems, Inc.                               3.55%
      Amgen Inc.                                        3.41%
      QUALCOMM Incorporated                             2.89%
      Dell Computer Corporation                         2.58%
      Comcast Corporation                               2.44%
      Oracle Corporation                                2.23%
      EBay Inc.                                         2.10%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Capital Goods                  2.0%
Consumer Services             15.0%
Health Care                   12.5%
Public Utilities               2.0%
Technology                    45.3%
Short-Term, Futures, & Other  23.2%

    "Nasdaq" and related marks are trademarks or service marks of The Nasdaq Stock Market, Inc. and have been licensed for use for certain purposes by Summit Mutual Funds, Inc. and the Nasdaq-100 Index Portfolio. Nasdaq makes no warranty, express or implied, and bears no liability with respect to Summit Mutual Funds, its use, or any data included therein.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

OBJECTIVE - Seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index (the "Index").

STRATEGY - The Summit Pinnacle Russell 2000 Small Cap Index Portfolio will remain fully invested in stocks included in the Index and in futures contracts on the Index. The cash position will be held in highly liquid market instruments to meet redemptions and to provide cash for future stock purchases.

MANAGER'S COMMENTS:

The Index is a popular proxy for the small cap sector of the equity markets, with a median market capitalization of approximately $371 million. The objective of the Portfolio is to replicate the performance of the Index, minimizing the difference between the return of the Index and that of the Portfolio before contract fees and expenses. For the six-month period ended June 30, 2003, the Portfolio returned 17.68% (before contract fees and expenses), versus the Index return of 17.89%.

                              FUND DATA

Manager:                                        Team Managed
Inception Date:                                 April 27, 2000
Total Net Assets:                               $16.36 Million
Number of Equity Holdings:                      1,910
Median Capitalization Size:                     $371 Million
Average Price-to-book Ratio:                    1.97x
Dividend Yield:                                 1.30%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Summit Russell 2000 Small Cap Index Portfolio - Total Return

1-YEAR  3-YEAR  SINCE INCEPTION
-2.25%  -3.81%           -1.67%

Past performance is not predictive of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Separate account expenses are not included.

          SUMMIT RUSSELL
          2000 SMALL CAP
          Index Portfolio  Russell 2000 Index
Mar-2000          $10,000             $10,000
Apr-2000          $10,440             $10,456
May-2000           $9,850              $9,846
Jun-2000          $10,650             $10,707
Jul-2000          $10,330             $10,372
Aug-2000          $11,101             $11,158
Sep-2000          $10,770             $10,828
Oct-2000          $10,299             $10,345
Nov-2000           $9,265              $9,283
Dec-2000          $10,039             $10,086
Jan-2001          $10,562             $10,610
Feb-2001           $9,886              $9,915
Mar-2001           $9,412              $9,430
Apr-2001          $10,128             $10,168
May-2001          $10,369             $10,418
Jun-2001          $10,718             $10,777
Jul-2001          $10,105             $10,194
Aug-2001           $9,767              $9,865
Sep-2001           $8,437              $8,537
Oct-2001           $8,933              $9,036
Nov-2001           $9,610              $9,736
Dec-2001          $10,193             $10,337
Jan-2002          $10,087             $10,229
Feb-2002           $9,812              $9,949
Mar-2002          $10,590             $10,748
Apr-2002          $10,689             $10,846
May-2002          $10,209             $10,364
Jun-2002           $9,697              $9,850
Jul-2002           $8,218              $8,363
Aug-2002           $8,188              $8,342
Sep-2002           $7,597              $7,743
Oct-2002           $7,826              $7,991
Nov-2002           $8,523              $8,704
Dec-2002           $8,047              $8,219
Jan-2003           $7,818              $7,992
Feb-2003           $7,580              $7,750
Mar-2003           $7,673              $7,850
Apr-2003           $8,399              $8,594
May-2003           $9,299              $9,517
Jun-2003           $9,478              $9,689

                                TOP 10 HOLDINGS

                                                (% OF NET ASSETS)
                                                -----------------
      iShares Russell 2000 Index Fund                      2.97%
      AMR Corp.                                            0.20%
      AnnTaylor Stores Corp.                               0.15%
      Zale Corp.                                           0.15%
      Affiliated Managers Group                            0.15%
      OSI Pharmaceuticals Inc.                             0.14%
      P.F. Chang's China Bistro Inc.                       0.14%
      First Industrial Realty Trust Inc.                   0.14%
      Atmos Energy Corp.                                   0.14%
      Techne Corp.                                         0.14%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Basic Materials                2.9%
Communications                 6.6%
Consumer Cyclical             10.4%
Consumer Non-Cyclical         16.9%
Energy                         3.5%
Financial                     18.3%
Industrial                    11.5%
Technology                     8.6%
Utilities                      3.1%
Short-Term, Futures, & Other  18.2%

    The Russell 2000 Index is a trademark/service mark of the Frank Russell Company. Russell is a trademark of the Frank Russell Company. Summit Mutual Funds and the Russell 2000 Small Cap Index Portfolio are not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell is not responsible for and has not reviewed the Prospectus, and Frank Russell makes no representation or warranty, express or implied, as to its accuracy, or \ completeness, or otherwise.

                     SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                              EAFE INTERNATIONAL INDEX PORTFOLIO
----------------------------------------------------------------

OBJECTIVE - Seeks investment results that correspond to the total return performance of common stocks as represented by the Morgan Stanley Capital International ("MSCI") EAFE Index (the "EAFE Index"). The EAFE Index emphasizes the stock of companies in major markets in Europe, Australasia, and the Far East.

STRATEGY - The Summit Pinnacle EAFE International Index Portfolio (the "Portfolio") will invest primarily in common stocks of the companies that compose the EAFE Index.

MANAGER'S COMMENTS:

The Portfolio return for the six-month period ended June 30, 2003 was 7.43% (before contract fees and expenses). In comparison, the return of the EAFE Index for the same time period was 9.47%. During this time period, the Portfolio activities included a major rebalance of the portfolio to mirror the index realignment that has occurred in the Index and also several major asset shifts.

The performance mirrored investors' expectations that the reduction in interest rates and a reduction in geopolitical tension that existed in the Middle East is starting to positively affect world growth and foreign corporate health. In addition, unclear prospects for U.S. economic growth and financial asset price growth weakened the U.S. Dollars' currency performance and helped to improve international equity performance in the first half of 2003.

The countries in the EAFE Index had good performances. The countries of New Zealand and Spain were the best performing (up 29.5 % and 25.7%, respectively, based in U.S. Dollars) for the last six months. The top two largest country weightings, United Kingdom and Japan, were up 8.0% and 3.1%, respectively. The worst country performers for the last six months were Japan and the Netherlands, up 3.1% and 2.3%, respectively.

Improving US fundamentals bode well for dollar strengthening and would make international equities less attractive. However, a rally in European and Japanese business growth caused by an improving American economic environment and economic reform in Japan could counterbalance the results of the strong dollar.

                             FUND DATA

Manager: Subadvised by World Asset
         Management, L.L.C.
         A division of
         Munder Capital Management
Inception Date:                                  November 12, 2002
Total Net Assets:                                $17.10 Million
Number of Holdings:                              262
Median Cap Size:                                 $2.57 Billion
Average Price-to-book Ratio:                     1.80x
Dividend Yield:                                  2.77%

                         TT TOP 10 HOLDINGS

                                                 (% OF NET ASSETS)
                                                  ----------------
      BP Amoco Plc                                      3.58%
      Vodafone Group Plc                                3.07%
      HSBC Holdings Plc                                 2.92%
      GlaxoSmithKline Plc                               2.80%
      Novartis                                          2.49%
      Royal Dutch Petroleum Company                     2.24%
      Total FinaElf SA                                  2.19%
      Nestle SA                                         1.90%
      Nokia Oyj                                         1.81%
      Royal Bank of Scotland Group Plc                  1.77%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Australia            4.0%
Hong Kong            1.2%
Finland              2.0%
France              10.4%
Germany              6.8%
Italy                4.0%
Japan               15.0%
Netherlands          6.4%
Sweden               2.0%
United Kingdon      32.0%
Switzerland          9.0%
Spain                4.2%
Short-Term & Other   3.0%

    The EAFE International Index Portflio is not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied to Summit Mutual Funds, Inc. or any member to the public regarding the advisability of investing in funds generally or in this fund particularly or the ability of the EAFE index to track general stock market performance.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   LEHMAN AGGREGATE BOND INDEX PORTFOLIO
-----------------------------------------------------------------

OBJECTIVE - Seeks investment results that correspond to the total return performance of the bond market, as represented by the Lehman Brothers Aggregate Bond Index (the "Index").

STRATEGY - The Summit Pinnacle Lehman Aggregate Bond Index Portfolio (the "Portfolio") will invest at least 80% of the value of its assets in obligations issued or guaranteed by the U.S. Government, publicly -traded debt securities rated BBB- or BAA3 or higher by a national rating agency, or cash and cash equivalents. Up to 20% of the Portfolio's total assets may be invested in financial futures or options contracts. The Portfolio will not purchase bonds rated below investment grade.

MANAGER'S COMMENTS:

The Portfolio commenced operations on April 1, 2003. The objective of the Portfolio is to replicate the performance of the Index, minimizing the difference between the return of the Index and the return of the Portfolio before contract fees and expenses. The Portfolio returned 2.44% for the three-month period ended June 30, 2003 (before contract fees and expenses). The underlying Index, by comparison, returned 2.50%.

                                   FUND DATA

Manager:                                        Team Managed
Inception Date:                                 April 1, 2003
Total Net Assets:                               $10.31 Million
Number of Holdings:                             41
Average Duration:                               4.2 years
Average Maturity:                               13.9 years
Average Credit Quality:                         AAA/Aaa
Current Yield:                                  3.07%

                         QUALITY BREAKDOWN

                                                  (% OF PORTFOLIO)
      AAA                                                73%
      AA                                                  4%
      A                                                  17%
      BBB                                                 6%

                               SECTOR ALLOCATIONS
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     U.S. Treasuries & Agency Notes  66.8%
         Mortgage-Backed Securities   2.1%
            Corporate Bonds & Notes  26.9%
                 Short-Term & Other   4.2%

                       SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                              STATEMENTS OF ASSETS AND LIABILITIES
------------------------------------------------------------------

JUNE 30, 2003
(UNAUDITED)

                                                          S&P 500      S&P MIDCAP
                                ZENITH       BOND         INDEX        400 INDEX
                                PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
                                ---------    ---------    ---------    ---------
ASSETS
  Investments in securities,
  at value (cost $40,667,696;
  $37,727,961; $52,829,173;
  $27,297,880)                  $41,783,934  $38,881,433  $68,870,958  $27,258,644
  Cash                               11,381      567,209           --      157,979
  Collateral for securities
    Loaned, at fair value
    (Note 3)                      3,234,520   11,156,266    5,160,918    4,298,162
  Receivables:
    Shares sold                       6,621        1,653        6,441       45,427
    Securities sold                      --       66,581           --       80,807
    Interest and dividends           74,031      478,392       84,303       17,334
  Variation margin                       --           --           --           --
  Receivable from Adviser                --           --           --           --
  Prepaid expenses and other          4,717        1,397        5,661        1,789
                                 ----------   ----------   ----------   ----------
                                 45,115,204   51,152,931   74,128,281   31,860,142
                                 ----------   ----------   ----------   ----------
LIABILITIES
  Payables:
    Investment securities                --      728,543       98,700       62,880
      purchased
    Shares redeemed                   6,028       36,362        5,299        4,790
    Payable upon return of
      securities loaned
      (Note 3)                    3,234,520   11,156,266    5,160,918    4,298,162
    Bank overdraft                       --           --       20,464           --
    Investment advisory fees         18,769       15,185       18,469        8,343
    Administration expenses           6,764        4,732        5,725        2,250
    Custodian and fund
       accounting fees               10,196       12,839       24,327       16,232
    Professional fees                 8,780        7,403       10,855        7,699
    Variation margin                     --           --           --        8,960
    Deferred director's
      compensation                       --      115,072           --           --
    Directors fees                    3,534        2,026        4,852        1,864
    Royalty                              --           --       17,108        3,777
    Other accrued expenses            8,500        9,836       14,415        5,055
                                -----------  -----------  -----------  -----------
                                  3,297,091   12,088,264    5,381,132    4,420,012
                                -----------  -----------  -----------  -----------
NET ASSETS
  Paid-in capital                44,800,393   43,485,056   56,014,898   29,128,784
  Undistributed net
    investment income               232,172      371,285      285,956       56,159
  Accumulated net realized
    gain / (loss) on
    investments and
    futures contracts            (4,330,690)  (5,945,146)  (3,479,740)  (1,646,102)
  Net unrealized appreciation/
    (depreciation) on
    investments, futures
    contracts, and foreign
    currency translations         1,116,238    1,153,472   15,926,035      (98,711)
                                -----------  -----------  -----------  -----------
                                $41,818,113  $39,064,667  $68,747,149  $27,440,130
                                ===========  ===========  ===========  ===========
Shares authorized
  ($.10) par value               40,000,000   30,000,000   30,000,000   20,000,000

Shares outstanding                  597,007      789,796    1,078,316      626,015

Net asset value,
  offering and redemption
  price per share                    $70.05       $49.46       $63.75       $43.83

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------

JUNE 30, 2003
(UNAUDITED)

                                                         RUSSELL                     LEHMAN
                                                         2000         EAFE           AGGREGATE
                               BALANCED     NASDAQ-100   SMALL CAP    INTERNATIONAL  BOND
                               INDEX        INDEX        INDEX        INDEX          INDEX
                               PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO      PORTFOLIO
                               ---------    ---------    ---------    ---------      ---------
ASSETS
  Investments in securities,
  at value (cost $12,506,437;
  $20,100,083; $17,073,428;
  $15,818,172; $10,143,986)    $11,122,869  $15,182,256  $16,492,707  $17,036,002    $10,311,490
  Cash                                  --       49,792      179,264          132          2,259
  Collateral for securities
  loaned, at fair value
    (Note 3)                     1,985,111    1,319,606    2,037,361    1,162,146      3,707,579
  Receivables:
    Shares sold                      3,954       31,044       57,597           --          4,108
    Securities sold                     --           --    2,876,211           --             --
    Interest and dividends          54,170          892       14,995       57,696        103,644
  Variation margin                   1,034        4,120        9,715           --             --
  Receivable from Adviser            2,194          522       10,530      102,222          4,527
  Prepaid expenses and other           674        3,962        1,763          136            135
                               -----------  -----------  -----------  -----------    -----------
                                13,170,006   16,592,194   21,680,143    8,358,334     14,133,742
                               -----------  -----------  -----------  -----------    -----------
LIABILITIES
  Payables:
    Investment securities
      purchased                    186,637       30,070    3,230,292           --         99,521
    Shares redeemed                  3,690        5,270        2,145        1,999              1
    Payable upon return of
      securities loaned
      (Note 3)                   1,985,111    1,319,606    2,037,361    1,162,146      3,707,579
    Bank overdraft                   9,743           --           --           --             --
    Investment advisory fees            --           --           --           --             --
    Administration expenses             --           --           --           --             --
    Custodian and fund
      accounting fees                9,129       10,206       36,520       67,373         11,375
    Professional fees                7,769        7,096        8,547        9,620          4,077
    Variation margin                    --           --           --           --             --
    Deferred director's
      compensation                      --           --           --           --             --
    Directors fees                     932        1,040          742        1,110            409
    Royalty                          1,286           --        1,506       11,960             --
    Other accrued expenses           2,655        4,867        3,129        7,239          3,617
                               -----------  -----------  -----------  -----------    -----------
                                 2,206,952    1,378,155    5,320,242    1,261,447      3,826,579
                               -----------  -----------  -----------  -----------    -----------
NET ASSETS
  Paid-in capital               12,781,789   26,939,854   18,418,548   16,329,228     10,102,970
  Undistributed net
    investment income               35,821      (19,213)      42,798      272,678         36,689
  Accumulated net realized
    gain/(loss) on
    investments and
    futures contracts             (450,688)  (6,704,165)  (1,474,179)    (722,849)            --
  Net unrealized appreciation/
    (depreciation) on
    investments, futures
    contracts, and foreign
    currency translations       (1,403,868)  (5,002,437)    (627,266)   1,217,830        167,504
                               -----------  -----------  -----------  -----------    -----------
                               $10,963,054  $15,214,039  $16,359,901  $17,096,887    $10,307,163
                               ===========  ===========  ===========  ===========    ===========
Shares authorized
   ($.10) par value             20,000,000   20,000,000   20,000,000   20,000,000     20,000,000

Shares outstanding                 273,643      893,885      373,587      328,082        202,030

Net asset value,
   offering and redemption
   price per share                  $40.06       $17.02       $43.79       $52.11         $51.02

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                     STATEMENTS OF OPERATIONS
-----------------------------------------------------------------------------
FOR THE PERIOD ENDED JUNE 30, 2003
(UNAUDITED)

                                                                        S&P
                                                          S&P 500      MIDCAP
                                  ZENITH        BOND       INDEX     400 INDEX
                                 PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO
                                 ----------  ----------  ----------  ----------
INVESTMENT INCOME
  Interest                       $    3,389  $1,227,348  $    9,218  $    7,103
  Dividends (net of foreign
    withholding taxes of $0;
    $0; $14; $0)                    466,466          --     549,448     132,888
  Other income                          540       5,328       1,425       1,211
                                 ----------  ----------  ----------  ----------
                                    470,395   1,232,676     560,091     141,202
                                 ----------  ----------  ----------  ----------
EXPENSES
  Investment advisory fees          120,514      87,996      95,432      35,295
  Administration expenses            18,830      18,723      31,810      13,732
  Custodian fees and expenses         1,965       3,645       5,062          --
  Fund accounting fees               15,379      23,007      17,176      18,774
  Professional fees                   9,025       8,360       6,274       9,081
  Directors' fees                     4,200       2,916       4,039       2,272
  Transfer agent fees                 3,437       3,385       3,412       1,773
  Royalty fee                            --          --       6,199       1,140
  Other                               9,017       6,378       9,867       3,410
                                 ----------  ----------  ----------  ----------
                                    182,367     154,410     179,271      85,477
  Expense reimbursement and
    waivers                              --     (13,991)       (159)    (14,877)
                                 ----------  ----------  ----------  ----------
                                    182,367     140,419     179,112      70,600
                                 ----------  ----------  ----------  ----------
NET INVESTMENT INCOME / (LOSS)      288,028   1,092,257     380,979      70,602
                                 ----------  ----------  ----------  ----------

REALIZED AND UNREALIZED GAIN /
  (LOSS)
  Net realized gain / (loss)
    on investments and options   (1,994,385)    475,843    (791,736)     17,311
  Net realized gain / (loss)
    on futures contracts                 --          --     535,713     216,155
                                 ----------  ----------  ----------  ----------
                                 (1,994,385)    475,843    (256,023)    233,466

  Net change in unrealized
    appreciation /
    (depreciation) on
    investments, futures
    contracts, and foreign
    currency translations         7,915,440     668,401   6,883,841   2,571,812
                                 ----------  ----------  ----------  ----------

NET REALIZED AND UNREALIZED
  GAIN / (LOSS)                   5,921,055   1,144,244   6,627,818   2,805,278
                                 ----------  ----------  ----------  ----------

NET INCREASE / (DECREASE) IN
  NET ASSETS FROM OPERATIONS     $6,209,083  $2,236,501  $7,008,797  $2,875,880
                                 ==========  ==========  ==========  ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   STATEMENTS OF OPERATIONS
-------------------------------------------------------------------------

FOR THE PERIOD ENDED JUNE 30, 2003
(UNAUDITED)

                                                                                     LEHMAN
                                                    RUSSELL 2000        EAFE       AGGREGATE
                           BALANCED   NASDAQ-100      SMALL CAP     INTERNATIONAL     BOND
                             INDEX       INDEX          INDEX           INDEX        INDEX
                           PORTFOLIO   PORTFOLIO      PORTFOLIO       PORTFOLIO    PORTFOLIO
                           ---------  -----------  ---------------  -------------  ----------
INVESTMENT INCOME
  Interest                 $111,304   $    9,024     $   10,281      $      174     $ 91,387
  Dividends (net of
     foreign withholding
     taxes of $0; $62;
     $14; $0; $0)            51,157        9,790         83,646         321,140           --
  Other income                  760          446          2,273           8,810          379
                           --------   ----------     ----------      ----------     --------
                            163,221       19,260         96,200         330,124       91,766
                           --------   ----------     ----------      ----------     --------
EXPENSES
  Investment advisory
     fees                    15,717       20,716         24,196          51,221        7,635
  Administration expenses     5,239        5,919          6,913           9,147        2,545
  Custodian fees and
     expenses                   443        2,360         11,480          87,004          546
  Fund accounting fees       19,496       15,837         33,675          39,705       10,829
  Professional fees           8,281        7,620          9,889           6,380        4,095
  Directors' fees             1,022        1,207            722             624          410
  Transfer agent fees         1,539        6,382          1,484           6,539        3,094
  Royalty fees                  393        2,480          2,480           9,412           --
  Other                       1,935        2,367          2,559           1,251          523
                           --------   ----------     ----------      ----------     --------
                             54,065       64,888         93,398         211,283       29,677
  Expense reimbursements
     and waivers            (22,630)     (26,415)       (41,640)       (151,832)     (14,707)
                           --------   ----------     ----------      ----------     --------
                             31,435       38,473         51,758          59,451       14,970
                           --------   ----------     ----------      ----------     --------
NET INVESTMENT INCOME /
   (LOSS)                   131,786      (19,213)        44,442         270,673       76,796
                           --------   ----------     ----------      ----------     --------

REALIZED AND UNREALIZED
   GAIN / (LOSS)
  Net realized gain /
     (loss) on
     investments and
     options                 92,909      (76,992)      (697,176)       (667,268)          --
  Net realized gain /
     (loss) on futures
     contracts               73,175      236,828        295,230              --           --
                           --------   ----------     ----------      ----------     --------
                            166,084      159,836       (401,946)       (667,268)          --

  Net change in
     unrealized
     appreciation /
     (depreciation) on
     investments, futures
     contracts, and
     foreign currency
     translations           548,516    2,194,079      2,704,493       1,183,687      167,504
                           --------   ----------     ----------      ----------     --------

NET REALIZED AND
   UNREALIZED GAIN /
   (LOSS)                   714,600    2,353,915      2,302,547         516,419      167,504
                           --------   ----------     ----------      ----------     --------

NET INCREASE / (DECREASE)
   IN NET ASSETS FROM
   OPERATIONS              $846,386   $2,334,702     $2,346,989      $  787,092     $244,300
                           ========   ==========     ==========      ==========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                          STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------

                                        ZENITH                              BOND
                                       PORTFOLIO                          PORTFOLIO
                           --------------------------------   ---------------------------------
                           FOR THE SIX MONTHS                 FOR THE SIX MONTHS
                             ENDED JUNE 30,     YEAR ENDED      ENDED JUNE 30,     YEAR ENDED
                              (UNAUDITED)      DECEMBER 31,      (UNAUDITED)      DECEMBER 31,
                           ------------------  ------------   ------------------  -------------
                                  2003             2002              2003             2002
                           ------------------  ------------   ------------------  -------------
OPERATIONS
  Net investment income /
     (loss)                   $   288,028      $    720,818      $ 1,092,257       $ 1,878,419
  Net realized gain /
     (loss) on
     investments and
     futures                   (1,994,385)         (818,365)         475,843        (1,174,217)
  Net change of
     unrealized
     appreciation /
     (depreciation) on
     investments, futures
     contracts, and
     foreign currency
     translations               7,915,440       (12,680,045)         668,401         1,087,609
                              -----------      ------------      -----------       -----------
                                6,209,083       (12,777,592)       2,236,501         1,791,811
                              -----------      ------------      -----------       -----------
DISTRIBUTIONS TO
   SHAREHOLDERS
  Net investment income           (55,856)         (907,305)      (1,018,869)       (1,934,326)
  Return of capital                    --        (2,544,857)              --                --
  Net realized gain on
     investments                       --                --               --                --
                              -----------      ------------      -----------       -----------
                                  (55,856)       (3,452,162)      (1,018,869)       (1,934,326)
                              -----------      ------------      -----------       -----------
FUND SHARE TRANSACTIONS
  Proceeds from shares
     sold                         542,691         3,515,446        4,285,599        10,893,733
  Reinvestment of
     distributions                 55,856         3,452,162        1,018,869         1,934,302
  Payments for shares
     redeemed                  (3,151,537)       (7,081,517)      (2,872,870)       (6,416,712)
                              -----------      ------------      -----------       -----------
                               (2,552,990)         (113,909)       2,431,598         6,411,323
                              -----------      ------------      -----------       -----------
NET INCREASE / (DECREASE)
   IN NET ASSETS                3,600,237       (16,343,663)       3,649,230         6,268,808

NET ASSETS
  Beginning of period          38,217,876        54,561,539       35,415,437        29,146,629
                              -----------      ------------      -----------       -----------
  End of period               $41,818,113      $ 38,217,876      $39,064,667       $35,415,437
                              ===========      ============      ===========       ===========
UNDISTRIBUTED NET
   INVESTMENT INCOME /
   (LOSS)                     $   232,172      $         --      $   371,285       $   297,898
                              ===========      ============      ===========       ===========
FUND SHARE TRANSACTIONS
  Sold                              8,511            47,130           88,854           227,441
  Reinvestment of
     distributions                    974            43,549           21,086            40,827
  Redeemed                        (52,991)         (109,532)         (58,996)         (134,557)
                              -----------      ------------      -----------       -----------
    Net increase /
       (decrease) from
       fund share
       transactions               (43,506)          (18,853)          50,944           133,711
                              ===========      ============      ===========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                        S&P 500                        S&P MIDCAP 400
                                    INDEX PORTFOLIO                    INDEX PORTFOLIO
                           --------------------------------   ---------------------------------
                           FOR THE SIX MONTHS                 FOR THE SIX MONTHS
                             ENDED JUNE 30,     YEAR ENDED      ENDED JUNE 30,     YEAR ENDED
                              (UNAUDITED)      DECEMBER 31,      (UNAUDITED)      DECEMBER 31,
                           ------------------  ------------   ------------------  -------------
                                  2003             2002              2003             2002
                           ------------------  -------------  ------------------  -------------
OPERATIONS
  Net investment income/
     (loss)                   $   380,979      $    803,535      $    70,602      $    125,139
  Net realized gain /
     (loss) on
     investments and
     futures                     (256,023)       (2,853,281)         233,466          (985,805)
  Net change of
     unrealized
     appreciation /
     (depreciation) on
     investments, futures
     contracts, and
     foreign currency
     translations               6,883,841       (18,572,961)       2,571,812        (3,831,104)
                              -----------      ------------      -----------      ------------
                                7,008,797       (20,622,707)       2,875,880        (4,691,770)
                              -----------      ------------      -----------      ------------
DISTRIBUTIONS TO
   SHAREHOLDERS
  Net investment income          (639,600)         (474,970)         (99,103)         (107,543)
  Return of capital                    --                --               --                --
  Net realized gain on
     investments                       --          (131,130)              --           (78,555)
                              -----------      ------------      -----------      ------------
                                 (639,600)         (606,100)         (99,103)         (186,098)
                              -----------      ------------      -----------      ------------
FUND SHARE TRANSACTIONS
  Proceeds from shares
     sold                       1,696,680         5,556,938        3,678,300        17,798,629
  Reinvestment of
     distributions                639,600           606,100           99,103           186,098
  Payments for shares
     redeemed                  (4,296,508)      (13,234,591)      (2,294,258)      (10,514,264)
                              -----------      ------------      -----------      ------------
                               (1,960,228)       (7,071,553)       1,483,145         7,470,463
                              -----------      ------------      -----------      ------------
NET INCREASE / (DECREASE)
   IN NET ASSETS                4,408,969       (28,300,360)       4,259,922         2,592,595

NET ASSETS
  Beginning of period          64,338,180        92,638,540       23,180,208        20,587,613
                              -----------      ------------      -----------      ------------
  End of period               $68,747,149      $ 64,338,180      $27,440,130      $ 23,180,208
                              ===========      ============      ===========      ============
UNDISTRIBUTED NET
   INVESTMENT INCOME /
   (LOSS)                     $   285,956      $    544,576      $    56,159      $     84,660
                              ===========      ============      ===========      ============
FUND SHARE TRANSACTIONS
  Sold                             28,708            84,204           91,853           391,814
  Reinvestment of
     distributions                 11,667             8,222            2,676             4,246
  Redeemed                        (74,786)         (212,256)         (58,483)         (247,116)
                              -----------      ------------      -----------      ------------
    Net increase /
       (decrease) from
       fund share
       transactions               (34,411)         (119,830)          36,046           148,944
                              ===========      ============      ===========      ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                          STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                             BALANCED                NASDAQ-100          RUSSELL 2000 SMALL CAP
                         INDEX PORTFOLIO           INDEX PORTFOLIO           INDEX PORTFOLIO
                    ------------------------  ------------------------  ------------------------
                    FOR THE                   FOR THE                   FOR THE
                    SIX MONTHS                SIX MONTHS                SIX MONTHS
                    ENDED                     ENDED                     ENDED
                    JUNE 30,     YEAR ENDED   JUNE 30,     YEAR ENDED   JUNE 30,     YEAR ENDED
                    (UNAUDITED)  DECEMBER 31, (UNAUDITED)  DECEMBER 31, (UNAUDITED)  DECEMBER 31,
                    -----------  -----------  -----------  -----------  -----------  -----------
                    2003         2002         2003         2002         2003         2002
                    -----------  -----------  -----------  -----------  -----------  -----------
OPERATIONS
Net investment
 income/(loss)      $   131,786  $   324,370  $   (19,213)  $  (47,602) $    44,442  $   106,905
Net realized
 gain /
 (loss) on
 investments
 and futures            166,084     (445,709)     159,836   (4,251,507)    (401,946)    (945,271)
Net change of
 unrealized
 appreciation/
 (depreciation)
 on investments,
 futures
 contracts, and
 foreign
 currency
 translations           548,516   (1,339,408)   2,194,079    (1,62,997)   2,704,493   (2,695,177)
                    -----------  -----------  -----------  -----------  -----------  -----------
                        846,386   (1,460,747)   2,334,702   (5,912,106)   2,346,989   (3,533,543)
                    -----------  -----------  -----------  -----------  -----------  -----------
DISTRIBUTIONS TO
   SHAREHOLDERS
 Net investment
  income               (143,423)    (426,657)          --           --     (103,286)     (37,807)
 Return of
  capital                    --           --           --           --           --           --
 Net realized
  gain on
  investments                --           --           --           --           --     (194,517)
                    -----------  -----------  -----------  -----------  -----------  -----------
                       (143,423)    (426,657)          --           --     (103,286)    (232,324)
                    -----------  -----------  -----------  -----------  -----------  -----------
FUND SHARE
TRANSACTIONS
 Proceeds from
  Shares sold           458,484    1,088,368    8,206,899    1,665,414    3,724,776   11,318,388
 Reinvestment of
   distributions        143,423      426,657           --           --      103,286      232,324
 Payments for
  shares
  redeemed             (980,210)  (1,993,364)  (4,910,425) (10,730,045)  (3,574,527) (15,425,239)
                    -----------  -----------  -----------  -----------  -----------  -----------
                       (378,303)    (478,339)   3,296,474      935,369      253,535   (3,874,527)
                    -----------  -----------  -----------  -----------  -----------  -----------
NET INCREASE/
(DECREASE)
IN NET ASSETS           324,660   (2,365,743)   5,631,176   (4,976,737)   2,497,238   (7,640,394)

NET ASSETS
 Beginning
 of period           10,638,394   13,004,137    9,582,863   14,559,600   13,862,663   21,503,057
                    -----------  -----------  -----------  -----------  -----------  -----------
  End of period     $10,963,054  $10,638,394  $15,214,039  $ 9,582,863  $16,359,901  $13,862,663
                    ===========  ===========  ===========  ===========  ===========  ===========
UNDISTRIBUTED NET
INVESTMENT
INCOME/(LOSS)       $    35,821  $    47,456  $   (19,213) $        --  $    42,798  $   101,642
                    ===========  ===========  ===========  ===========  ===========  ===========
FUND SHARE
TRANSACTIONS
 Sold                    11,910       26,671      532,538      709,684       93,353      261,165
 Reinvestment of
   distributions          3,830       10,727           --           --        2,947        5,023
 Redeemed               (25,817)     (50,078)    (326,049)    (675,831)     (92,226)    (343,659)
                    -----------  -----------  -----------  -----------  -----------  -----------
 Net increase/
 (decrease) from
  fund share
  transactions          (10,077)     (12,680)     206,489       33,853        4,074      (77,471)
                    ===========  ===========  ===========  ===========  ===========  ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------

                                     EAFE INTERNATIONAL            LEHMAN AGGREGATE BOND
                                      INDEX PORTFOLIO                 INDEX PORTFOLIO
                           -------------------------------------   ---------------------
                           FOR THE SIX MONTHS     PERIOD FROM      PERIOD FROM APRIL 1,
                             ENDED JUNE 30,    NOVEMBER 12, 2002     2003 TO JUNE 30,
                              (UNAUDITED)       TO DECEMBER 31,         (UNAUDITED)
                           ------------------  -----------------   ---------------------
                                  2003                2002                 2003
                           ------------------  ------------------  ---------------------
OPERATIONS
  Net investment income /
     (loss)                   $    270,673        $     87,181          $    76,796
  Net realized gain /
     (loss) on
     investments and
     futures                      (667,268)            313,314                   --
  Net change of
     unrealized
     appreciation /
     (depreciation) on
     investments, futures
     contracts, and
     foreign currency
     translations                1,183,687              34,141              167,504
                              ------------        ------------          -----------
                                   787,092             434,636              244,300
                              ------------        ------------          -----------
DISTRIBUTIONS TO
   SHAREHOLDERS
  Net investment income            (85,175)                 --              (40,107)
  Return of capital                     --                  --                   --
  Net realized gain on
     investments                  (368,895)                 --                   --
                              ------------        ------------          -----------
                                  (454,070)                 --              (40,107)
                              ------------        ------------          -----------
FUND SHARE TRANSACTIONS
  Proceeds from shares
     sold                        9,883,312          39,392,251           10,062,955
  Reinvestment of
     distributions                 454,070                  --               40,107
  Payments for shares
     redeemed                  (15,807,069)        (17,593,335)                 (92)
                              ------------        ------------          -----------
                                (5,469,687)         21,798,916           10,102,970
                              ------------        ------------          -----------
NET INCREASE / (DECREASE)
   IN NET ASSETS                (5,136,665)         22,233,552           10,307,163

NET ASSETS
  Beginning of period           22,233,552                  --                   --
                              ------------        ------------          -----------
  End of period               $ 17,096,887        $ 22,233,552          $10,307,163
                              ============        ============          ===========
UNDISTRIBUTED NET
   INVESTMENT INCOME /
   (LOSS)                     $    272,678        $     87,181          $    36,689
                              ============        ============          ===========
FUND SHARE TRANSACTIONS
  Sold                             208,614             787,893              201,240
  Reinvestment of
     distributions                  10,026                  --                  792
  Redeemed                        (338,909)           (339,538)                  (2)
                              ------------        ------------          -----------
    Net increase /
       (decrease) from
       fund share
       transactions               (120,269)            448,355              202,030
                              ============        ============          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   ZENITH PORTFOLIO                                   SCHEDULE OF INVESTMENTS
-----------------------------------------------------------------------------

JUNE 30, 2003

(UNAUDITED)

                                                 SHARES           VALUE
COMMON STOCKS - 97.09%
CONSUMER DISCRETIONARY - 15.56%
  Abercrombie & Fitch Co.*                       20,800  $      590,928
  AOL Time Warner Inc.*                          61,300         986,317
  Comcast Corporation*                           22,600         651,558
  Delta Air Lines                                33,300         488,844
  FedEx Corporation                              10,000         620,300
  Knight-Ridder Inc.                             11,700         806,481
  McDonald's Corp.*                              39,200         864,752
  Sears, Roebuck & Co.                           22,800         766,992
  Target Corp.                                   19,300         730,312
                                                         --------------
                                                              6,506,484
                                                         --------------
CONSUMER NON-DURABLE - 4.75%
  Altria Group Inc.                              19,900         904,256
  Sara Lee Corp.*                                57,500       1,081,575
                                                         --------------
                                                              1,985,831
                                                         --------------
ENERGY - 12.04%
  Anadarko Petroleum                             23,300       1,036,151
  ChevronTexaco Corp.                            15,219       1,098,812
  ConocoPhillips                                 18,271       1,001,251
  Devon Energy Corp*                             19,800       1,057,320
  Marathon Oil Corp.                             32,000         843,200
                                                         --------------
                                                              5,036,734
                                                         --------------
FINANCIALS - 26.45%
  American Express                               19,500         815,295
  Banc One Corp                                  26,200         974,116
  Bank of America Corp.*                          8,100         640,143
  Citigroup Inc.                                 25,500       1,091,400
  A.G. Edwards                                   24,700         844,740
  Fleet Boston Financial Group                   27,152         806,686
  John Hancock Financial Services*               13,900         427,147
  J.P. Morgan Chase & Co.                        15,850         541,753
  KeyCorp                                        35,100         886,977
  Lincoln National                               30,400       1,083,152
  Merrill Lynch                                  13,500         630,180
  Raymond James Financial Corp                   12,800         423,040
  St. Paul Cos.                                  28,700       1,047,837
  XL Capital                                     10,200         846,600
                                                         --------------
                                                             11,059,066
                                                         --------------
HEALTH CARE - 9.88%
  Amerisourcebergen Corp.                        12,200         846,070
  Baxter International Inc.*                     32,400         842,400
  Beckman Coulter Inc.                           14,600         593,344
  Bristol-Myers Squibb                           38,200       1,037,130
  Merck & Co.                                    13,400         811,370
                                                         --------------
                                                              4,130,314
                                                         --------------
                                                 SHARES           VALUE

INDUSTRIALS - 9.12%
  Caterpillar Inc.                               12,300  $      684,618
  Gerenal Dynamics*                              15,700       1,138,250
  General Electric                               39,000       1,118,520
  SPX Corp.*                                     19,800         872,388
                                                         --------------
                                                              3,813,776
                                                         --------------
INFORMATION TECHNOLOGY - 5.08%
  Hewlett-Packard                                28,500         607,050
  International Business Machines                 8,300         684,750
  Motorola Inc.                                  88,300         832,669
                                                         --------------
                                                              2,124,469
                                                         --------------
MATERIALS - 3.66%
  Alcoa Inc
  Dow Chemical                                   12,500         387,000
  Du Pont (E.I.)                                 27,500       1,145,100
                                                         --------------
                                                              1,532,100
                                                         --------------
TECHNOLOGY - 0.92%
  Nokia Corp*                                    23,600         387,748
                                                         --------------
TELECOMMUNICATION SERVICES - 6.61%
  AT&T Wireless Services*                        65,100         534,471
  SBC Communications Inc                         16,600         424,130
  Cox Communications Inc*                        25,500         813,450
  Verizon Communications                         25,100         990,195
                                                         --------------
                                                              2,762,246
                                                         --------------
UTILITIES - 3.02%
  Ameren Corporation                             15,600         687,960
  Great Plains Energy Inc.                       19,900         574,712
                                                         --------------
                                                              1,262,672
                                                         --------------
    Total Common Stocks
       (cost $39,485,202)                                    40,601,440
                                                         --------------

SHORT-TERM INVESTMENTS - 2.83%
NORTHERN TRUST DIVERSIFIED ASSETS
PORTFOLIO - 2.83%                             1,182,494  $    1,182,494
                                                         --------------
    Total Short-Term Investments
       (cost $1,182,494)                                      1,182,494
                                                         --------------
TOTAL INVESTMENTS - 99.92%
   (cost $40,667,696)(1)                                     41,783,934
                                                         --------------
NORTHERN INSTITUTIONAL LIQUID ASSET
PORTFOLIO(2) - 7.73%                                          3,234,520
                                                         --------------
OTHER ASSETS AND LIABILITIES - (7.65%)                       (3,200,341)
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $   41,818,113
                                                         ==============

-------------

*    Non-income producing
(1) For federal income tax purposes, cost is $40,906,373 and gross unrealized appreciation and depreciation of securities as of June 30, 2003 was $3,422,981 and ($2,545,420), respectively.
(2) This security was purchased with cash collateral held from securities lending.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                                     BOND PORTFOLIO
------------------------------------------------------------------------------

JUNE 30, 2003

(UNAUDITED)

                                                 SHARES           VALUE
COMMON STOCKS - 0.14%
COMMUNICATIONS & MEDIA - 0.14%
  Evercom Inc.(2)                                 6,363  $       54,085
                                                         --------------
    Total Common Stocks
       (cost $125,000)                                           54,085
                                                         --------------

                                              PRINCIPAL           VALUE


U.S. TREASURY OBLIGATIONS - 11.53%
U.S. TREASURY NOTES & BONDS - 11.53%
  5.875% due 11/15/05                     $   1,650,000  $    1,820,737
  5.500% due 05/15/09                           750,000         863,848
  5.000% due 02/15/11                           740,000         830,621
  4.875% due 02/15/12                           500,000         555,781
  4.000% due 11/15/12                           200,000         208,117
  3.625% due 05/15/13                           225,000         226,758
                                                         --------------
    Total U.S. Treasury Obligations
       (cost $4,154,568)                                      4,505,862
                                                         --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -
4.23%
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.23%
  1.875% due 12/15/04                           500,000         504,503
  5.750% due 03/15/09                         1,000,000       1,148,613
                                                         --------------
    Total U.S Government Agency
       Obligations
       (cost $1,601,280)                                      1,653,116
                                                         --------------

SOVEREIGN GOVERNMENT BONDS - 0.68%
  Republic of Chile
     (5.500% due 01/15/13)                      250,000         264,500
                                                         --------------
    Total Sovereign Government Bonds
       (cost $247,728)                                          264,500
                                                         --------------

MORTGAGE-BACKED SECURITIES - 7.84%
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.97%
  5.500% due 05/01/12                           421,464         441,826
  6.000% due 06/01/16                           540,846         564,500
  4.500% due 03/01/17                         1,055,679       1,079,448
  5.000% due 05/01/18                           249,067         257,470
  6.500% due 02/01/29                           267,840         279,689
  5.000% due 02/01/33                            99,347         101,094
                                                         --------------
                                                              2,724,027
                                                         --------------
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 0.87%
  6.500% due 10/15/28                           323,576         340,274
                                                         --------------
    Total Mortgage-Backed Securities
       (cost $2,899,946)                                      3,064,301
                                                         --------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 22.13%
AGENCY SECTOR - 11.74%
  FHR 2439 SC
     (16.608% due 07/15/28)                     159,094         168,134
                                              PRINCIPAL           VALUE
AGENCY SECTOR - 11.74% (CONTINUED)
  FNR 2001-45 VK
     (6.500% due 09/25/18)                  $ 2,131,000  $    2,209,830
  FNR 2002-48 GF
     (6.500% due 10/25/31)                    2,083,000       2,208,126
                                                         --------------
                                                              4,586,090
                                                         --------------
PRIVATE SECTOR - 10.39%
  ABN Amro Mortgage Corp.
     (6.600% due 09/25/16)                      296,988         303,489
  CF First Boston
     (6.250% due 09/25/32)                      160,767         167,714
  CMSI 2001-14 B2
     (6.613% due 09/25/31)                      169,088         174,084
  BOAMS 01-4 2B2
     (6.750% due 04/20/31)                      509,428         527,574
  BOAMS 2002-4 1A4
     (6.500% due 04/25/32)                       69,458          70,649
  BOAMS 2002-6 2B1
     (6.000% due 07/25/32)                      119,791         123,115
  BOAMS 2002-7 2B3
     (6.000% due 08/25/32)                      130,792         134,512
  BOAMS 2002-8 2b1
     (5.750% due 09/25/17)                      205,489         211,777
  ICIFC 1997-2 B1
     (8.000% due 07/25/28)                      269,492         269,190
  NMFC 1998-4 B3
     (6.250% due 10/25/28)                      311,535         319,307
  RALI 2001-QS15 M3
     (6.750% due 09/25/31)                      190,694         196,326
  RALI 2002-QS16 M2
     (5.750% due 10/25/17)                       96,949         101,973
  RALI 2002-QS16 M3
     (5.750% due 10/25/17)                       96,949         100,160
  RFMSI 1993-S45 M2
     (6.500% due 12/25/23)                      304,396         310,148
  SUMT 2003-1(2)
     (4.615% due 01/25/33)                   18,476,000         365,271
  WAMMS 2001-MS14 5A9
     (6.500% due 12/25/31)                      309,000         317,943
  WAMU 2002-S3 2B3
     (6.000% due 06/25/17)                      355,026         365,353
                                                         --------------
                                                              4,058,585
                                                         --------------
    Total Collateralized Mortgage
       Obligations
       (cost $8,579,104)                                      8,644,675
                                                         --------------

ASSET-BACKED SECURITIES - 3.13%
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.80%
  Chase Commercial Mortgage Sec.
     (6.600% due 12/19/07)                      627,885         702,914
                                                         --------------
HOME EQUITY - 0.30%
  Advanta Mortgage Loan Trust
     (8.050% due 06/25/27)                      112,692         115,254
                                                         --------------
MANUFACTURED HOUSING - 1.03%
  Greentree 1999-5 M1
     (8.050% due 04/01/31)                      500,000         138,750

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   BOND PORTFOLIO                                     SCHEDULE OF INVESTMENTS
-----------------------------------------------------------------------------

                                              PRINCIPAL           VALUE
MANUFACTURED HOUSING - 1.03% (CONTINUED)
  Vanderbilt Acquisition Loan Trust
     (5.700% due 09/07/23)                     $250,000  $      265,036
                                                         --------------
                                                                403,786
                                                         --------------
    Total Asset-Backed Securities
       (cost $1,483,516)                                      1,221,954
                                                         --------------

CORPORATE BONDS AND NOTES - 49.57%
AEROSPACE - 1.01%
  Boeing Co.
     (5.125% due 02/15/13)                      125,000         131,437
  Raytheon Co.
     (5.375% due 04/01/13)                      250,000         264,455
                                                         --------------
                                                                395,892
                                                         --------------
AIR TRANSPORTATION - 1.82%
  American Airlines
     (9.710% due 01/02/07)                      252,090         138,970
  America West Airlines, AMBAC Insured
     (7.100% due 04/02/21)                      227,082         236,490
  Continental Airlines
     (7.820% due 10/15/13)                      165,543         108,747
  Jet Equipment(2)
     (7.630% due 08/15/12)                      201,406          77,455
  NWA Trust No. 2 Class B
     (10.230% due 06/21/14)                     179,446         148,940
                                                         --------------
                                                                710,602
                                                         --------------
BANK, BANK HOLDING COMPANIES, &
OTHER BANK SERVICES - 2.74%
  Bank of Hawaii
     (6.875% due 03/01/09)                      250,000         283,077
  Capital One Bank
     (4.875% due 05/15/08)                      300,000         306,152
  Household Finance Corp.
     (5.875% due 02/01/09)                      200,000         222,974
  Sovereign Bank
     (5.125% due 03/15/13)                      250,000         258,183
                                                         --------------
                                                              1,070,386
                                                         --------------
CHEMICAL - 2.12%
  Crompton Corp.
     (8.500% due 03/15/05)                      360,000         378,000
  CYTEC Industries Inc.
     (4.600% due 07/01/13)                      450,000         448,888
                                                         --------------
                                                                826,888
                                                         --------------
CONSUMER CYCLICAL - 6.66%
  Abitibi Consolidates
     (6.950% due 04/01/08)                      250,000         263,120
  DaimlerChrysler AG
     (7.300% due 01/15/12)                      250,000         281,948
  DR Horton
     (10.500% due 04/01/05)                     100,000         111,000
  General Motors
     (8.250% due 07/15/23)                      300,000         298,732
  GMAC
     (5.850% due 1/14/09)                       250,000         252,620
  Hertz Corp.
     (7.625% due 06/01/12)                      250,000         253,923
                                              PRINCIPAL           VALUE

CONSUMER CYCLICAL - 6.66% (CONTINUED)
  Hexcel Corp.(2)
     (9.875% due 10/01/08)                     $ 13,000  $       14,300
  Hexcel Corp.
     (9.750% due 01/15/09)                      125,000         124,375
  MDC Holdings
     (5.500% due 05/15/13)                      150,000         151,241
  Owens Corning
     (7.700% due 05/01/08)                      125,000          70,000
  Park-Ohio Industries
     (9.250% due 12/01/07)                       62,000          52,700
  Tech Olympic USA Inc.
     (9.000% due 07/01/10)                      125,000         135,000
  TRW Automotive Inc.(2)
     (9.375% due 02/15/13)                       50,000          54,250
  UPM-Kymmene Corp.(2)
     (5.625% due 12/01/14)                      250,000         268,176
  Visteon Corp.
     (8.250% due 08/01/10)                      250,000         271,653
                                                         --------------
                                                              2,603,038
                                                         --------------
CONSUMER NON-DURABLE - 7.28%
  Allied Waste North America
     (7.875% due 04/15/13)                      125,000         130,781
  Amerigas Partner
     (8.875% due 05/20/11)                       63,000          68,670
  Aztar Corp.
     (8.875% due 05/15/07)                       64,634          64,712
  Bunge LTD Finance Corp.(2)
     (7.800% due 10/15/12)                      300,000         351,229
  Central Garden & Pet Co.
     (9.125% due 02/01/13)                       62,000          66,030
  CSK Auto Inc.
     (12.000% due 06/15/06)                     125,000         138,750
  Del Monte Corp(2)
     (8.625% due 12/15/12)                      125,000         132,500
  Dial Corp.
     (7.000% due 08/15/06)                      250,000         282,787
  Dimon Inc.
     (9.625% due 10/15/11)                      125,000         137,500
  Dole Food Inc.(2)
     (8.875% due 03/15/11)                       63,000          66,780
  Fresh Food, Inc.
     (10.750% due 06/01/06)                     188,000         165,440
  Omnicare Inc.
     (6.125% due 06/01/13)                       65,000          66,300
  Remington Arms Co. Inc.(2)
     (10.500% due 02/01/11)                      30,000          31,350
  RH Donnelley Finance Corp.(2)
     (8.875% due 12/15/10)                       63,000          69,615
  RH Donnelley Finance Corp.(2)
     (10.875% due 12/15/12)                      63,000          73,395
  Sealed Air Corp.(2)
     (5.625% due 07/15/13)                      300,000         303,012
  Service Corp.
     (7.700% due 04/15/09)                      125,000         127,500
  Syratech Corp
     (11.000% due 04/15/07)                     125,000          88,750
  Thomson Corp.
     (6.200% due 01/05/12)                      200,000         228,977

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                                  BOND PORTFOLIO
--------------------------------------------------------------------------

                                              PRINCIPAL           VALUE
CONSUMER NON-DURABLE - 7.28% (CONTINUED)
  World Color Press Inc. Sr. Nts.
     (7.750% due 02/15/09)                     $240,000  $      251,175
                                                         --------------
                                                              2,845,253
                                                         --------------
ELECTRIC - 2.27%
  AES Corporation(2)
     (9.000% due 05/15/15)                      125,000         130,625
  Calpine Corp.
     (8.625% due 08/15/10)                      250,000         187,500
  NRG Northeast Generating
     (9.292% due 12/15/24)                      125,000         122,500
  PSEG Power
     (7.750% due 04/15/11)                      375,000         447,449
                                                         --------------
                                                                888,074
                                                         --------------
ENERGY - 5.76%
  Colorado Gas
     (10.000% due 06/15/05)                     125,000         135,468
  Kaneb Pipeline
     (5.875% due 06/01/13)                      300,000         307,799
  Kern River Funding Corp.(2)
     (6.676% due 07/31/16)                       65,608          75,477
  Louis Dreyfus Nt.
     (6.875% due 12/01/07)                      361,000         416,366
  Northwest Pipeline Corp.
     (8.125% due 03/01/10)                       63,000          67,725
  Pemex Master Trust
     (8.500% due 02/15/08)                      250,000         291,875
  Progess Energy Inc.
     (5.850% due 10/30/08)                      250,000         276,092
  Tampa Electric
     (6.875% due 06/15/12)                      240,000         277,772
  Western Oil Sands Inc.
     (8.375% due 05/01/12)                      250,000         278,750
  Williams Co.
     (7.125% due 09/01/11)                      125,000         121,875
                                                         --------------
                                                              2,249,199
                                                         --------------
ENTERTAINMENT & LEISURE - 0.53%
  MGM Mirage
     (8.375% due 02/01/11)                      125,000         142,188
  Speedway Motorsports Inc.(2)
     (6.750% due 06/01/13)                       62,000          64,170
                                                         --------------
                                                                206,358
                                                         --------------
HEALTH CARE - 0.68%
  Apogent Technologies Inc.(2)
     (6.500% due 05/15/13)                      125,000         129,062
  Triad Hospitals Holdings
     (11.000% due 05/15/09)                     125,000         137,813
                                                         --------------
                                                                266,875
                                                         --------------
INSURANCE - 2.37%
  Farmers Insurance Exchange(2)
     (8.500% due 08/01/04)                      240,000         244,110
  Nationwide Financial Services
     (5.625% due 02/13/15)                      375,000         407,456
  USF&G Capital
     (8.470% due 01/10/27)                      240,000         273,798
                                                         --------------
                                                                925,364
                                                         --------------
                                              PRINCIPAL           VALUE

MEDIA & CABLE - 3.66%
  British Sky Broadcast Co.
     (6.875% due 02/23/09)                     $300,000  $      339,000
  Clear Channel Communications
     (5.750% due 01/15/13)                      375,000         405,568
  Comcast Corp.
     (5.85% due 01/15/10)                       100,000         110,030
  Continental Cablevision
     (8.300% due 05/15/06)                      240,000         276,177
  Univision Comm Inc.
     (7.850% due 07/15/11)                      250,000         297,570
                                                         --------------
                                                              1,428,345
                                                         --------------
MEDIA CONGLOMERATE - 1.75%
  AOL Time Warner Inc.
     (6.875% due 05/01/12)                      240,000         273,987
  News American Holdings Nts.
     (6.625% due 01/09/08)                      361,000         411,437
                                                         --------------
                                                                685,424
                                                         --------------
METALS & MINING - 0.36%
  Falconbridge Ltd.
     (7.350% due 06/05/12)                      125,000         140,845
                                                         --------------
REAL ESTATE - 4.33%
  Camden Property Trust
     (7.625% due 02/15/11)                      250,000         300,024
  Colonial Properties Sr. Nts.
     (8.050% due 07/15/06)                      361,000         414,370
  Healthcare Properties Nts.
     (6.875% due 06/08/05)                      361,000         386,575
  Health Care Reit
     (7.500% due 08/15/07)                      250,000         267,120
  Shurgard Storage Centers
     (5.875% due 03/15/13)                      300,000         321,530
                                                         --------------
                                                              1,689,619
                                                         --------------
TECHNOLOGY - 1.12%
  Electronic Data Systems(2)
     (6.000% due 08/01/13)                      450,000         438,705
                                                         --------------
TELECOMMUNICATIONS - 5.11%
  360 Communications Sr. Nts.
     (6.650% due 01/15/08)                      250,000         288,061
  AT&T Wireless Services
     (7.875% due 03/01/11)                      125,000         147,627
  Citizens Communications
     (7.625% due 08/15/08)                      250,000         296,948
  GTE North Inc.
     (6.900% due 11/01/08)                      320,000         377,395
  Nextel Communications
     (9.375% due 11/15/09                       125,000         134,219
  Qwest Capital Funding
     (7.900% due 08/15/10)                      125,000         104,375
  Sprint Capital Corp.
     (6.000% due 01/15/07)                      250,000         268,663
  Telus Corp.
     (8.000% due 06/01/11)                      250,000         288,750
  WorldCom Inc.
     (7.500% due 05/15/11)                      300,000          88,500
                                                              1,994,538
                                                         --------------
    Total Corporate Bonds & Notes
       (cost $18,529,284)                                    19,365,405
                                                         --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

     22

                                  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   BOND PORTFOLIO                                     SCHEDULE OF INVESTMENTS
-----------------------------------------------------------------------------

                                                 SHARES           VALUE
SHORT-TERM INVESTMENTS - 0.28%
NORTHERN TRUST DIVERSIFIED ASSET
PORTFOLIO - 0.28%                               107,535  $      107,535
                                                         --------------
    Total Short-Term Investments
       (cost $107,535)                                          107,535
                                                         --------------
TOTAL INVESTMENTS - 99.53%
  (cost $37,727,961)(1)                                      38,881,433
                                                         --------------
NORTHERN INSTITUTIONAL LIQUID ASSET
PORTFOLIO(3) - 28.56%                                        11,156,266
                                                         --------------
OTHER ASSETS AND LIABILITIES - (28.09%)                     (10,973,032)
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $   39,064,667
                                                         ==============

-------------

(1) For federal income tax purposes, cost is $37,750,033 and gross unrealized appreciation and depreciation of securities as of June 30, 2003 was $2,243,606 and ($1,112,206), respectively.
(2) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3) This security was purchased with cash collateral held from securities lending.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUTAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                          S&P 500 INDEX PORTFOLIO
---------------------------------------------------------------------------

JUNE 30, 2003

(UNAUDITED)

                                                 SHARES           VALUE
COMMON STOCKS - 94.84%
CONSUMER DISCRETIONARY - 10.51%
  American Greetings*                               478  $        9,388
  AOL Time Warner Inc.*                          32,437         521,911
  AutoNation, Inc.*                               2,150          33,798
  AutoZone Inc.*                                    715          54,319
  Bed Bath & Beyond Inc.*                         2,078          80,647
  Best Buy Co., Inc.*                             2,332         102,421
  Big Lots, Inc.*                                   843          12,679
  Black & Decker Corp.                              585          25,418
  Brunswick Corp.                                   654          16,363
  Carnival Corp.                                  4,502         146,360
  Centex Corp.                                      447          34,772
  Circuit City Group                              1,527          13,438
  Clear Channel Communications*                   4,443         188,339
  Comcast Corp.*                                 16,339         493,111
  Cooper Tire & Rubber                              534           9,393
  Dana Corp.                                      1,079          12,473
  Darden Restaurants                              1,239          23,516
  Delphi Corporation                              4,049          34,943
  Dillard Inc.                                      614           8,271
  Dollar General                                  2,419          44,171
  Dow Jones & Co.                                   598          25,732
  Eastman Kodak                                   2,117          57,900
  eBay Inc.*                                      2,314         241,073
  Family Dollar Stores                            1,231          46,963
  Federated Department Stores                     1,423          52,438
  Ford Motor                                     13,324         146,431
  Fortune Brands, Inc.                            1,083          56,533
  Gannett Co.                                     1,940         149,011
  Gap (The)                                       6,409         120,233
  General Motors                                  4,062         146,232
  Genuine Parts                                   1,267          40,557
  Goodyear Tire & Rubber                          1,271           6,673
  Harley-Davidson                                 2,198          87,612
  Harrah's Entertainment*                           811          32,635
  Hasbro Inc.                                     1,256          21,967
  Hilton Hotels                                   2,736          34,993
  Home Depot                                     16,862         558,469
  International Game Technology*                    629          64,366
  Interpublic Group                               2,800          37,464
  Johnson Controls                                  644          55,126
  Jones Apparel Group*                              935          27,358
  KB Home                                           348          21,569
  Knight-Ridder Inc.                                598          41,220
  Kohl's Corp.*                                   2,445         125,624
  Leggett & Platt                                 1,412          28,946
  Limited Brands, Inc.                            3,794          58,807
  Liz Claiborne, Inc.                               775          27,319
  Lowe's Cos.                                     5,661         243,140
  Marriott International                          1,725          66,275
  Mattel, Inc.                                    3,172          60,014
  May Department Stores                           2,091          46,546
  Maytag Corp.                                      566          13,822
  McDonald's Corp.                                9,210         203,173
  McGraw-Hill                                     1,405          87,110
  Meredith Corp.                                    360          15,840
  New York Times                                  1,099          50,005
                                                 SHARES           VALUE
CONSUMER DISCRETIONARY - 10.51%
(CONTINUED)
  Newell Rubbermaid Co.                           1,939  $       54,292
  NIKE Inc.                                       1,912         102,273
  Nordstrom                                         984          19,208
  Office Depot*                                   2,242          32,531
  Omnicom Group                                   1,364          97,799
  Penney (J.C.)                                   1,945          32,773
  Pulte Homes, Inc.                                 444          27,377
  RadioShack Corp                                 1,222          32,151
  Reebok International*                             430          14,461
  Sears, Roebuck & Co.                            2,294          77,170
  Sherwin-Williams                                1,087          29,219
  Snap-On Inc.                                      424          12,309
  Stanley Works                                     641          17,692
  Staples, Inc.*                                  3,414          62,647
  Starbucks Corporation*                          2,816          69,048
  Starwood Hotels & Resorts                       1,447          41,370
  Target Corp.                                    6,596         249,593
  Tiffany & Co.                                   1,055          34,477
  TJX Companies Inc.                              3,830          72,157
  Toys R Us, Inc.*                                1,541          18,677
  Tribune Co.                                     2,211         106,791
  Tupperware Corp.                                  424           6,089
  Univision Communications*                       1,663          50,555
  V.F. Corp.                                        788          26,768
  Viacom Inc.*                                   12,772         557,621
  Visteon Corp.                                     944           6,485
  Walt Disney Co.                                14,806         292,419
  Wendy's International                             837          24,248
  Whirlpool Corp.                                   495          31,532
  Yum! Brands, Inc*                               2,143          63,347
                                                         --------------
                                                              7,227,986
                                                         --------------
CONSUMER STAPLES - 11.10%
  Alberto-Culver                                    422          21,564
  Albertson's                                     2,749          52,781
  Altria Group, Inc.                             14,698         667,877
  Anheuser-Busch                                  6,054         309,057
  Archer-Daniels-Midland                          4,689          60,347
  Avon Products                                   1,707         106,175
  Brown-Forman Corp.                                438          34,436
  Campbell Soup                                   2,975          72,888
  Clorox Co.                                      1,596          68,069
  Coca Cola Co.                                  17,973         834,127
  Coca-Cola Enterprises                           3,260          59,169
  Colgate-Palmolive                               3,903         226,179
  ConAgra Foods, Inc.                             3,894          91,898
  Coors (Adolph)                                    264          12,931
  Costco Wholesale Corporation*                   3,303         120,890
  CVS Corp.                                       2,849          79,857
  General Mills                                   2,659         126,063
  Gillette Co.                                    7,649         243,697
  Heinz (H.J.)                                    2,547          84,000
  Hershey Foods                                     988          68,824
  Kellogg Co.                                     2,964         101,873
  Kimberly-Clark                                  3,729         194,430
  Kroger Co.*                                     5,606          93,508
  McCormick & Co.                                 1,000          27,200
  Pepsi Bottling Group                            2,034          40,721
  PepsiCo Inc.                                   12,524         557,318
  Procter & Gamble                                9,420         840,076
  RJ Reynolds Tobacco                               640          23,814

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               SUMMIT MUTUTAL FUNDS, INC. - PINNACLE SERIES
   S&P 500 INDEX PORTFOLIO                          SCHEDULE OF INVESTMENTS
---------------------------------------------------------------------------

                                                 SHARES           VALUE
CONSUMER STAPLES - 11.10% (CONTINUED)
  Safeway Inc.*                                   3,200  $       65,472
  Sara Lee Corp.                                  5,656         106,389
  Supervalu Inc.                                    970          20,680
  Sysco Corp.                                     4,768         143,231
  UST Inc.                                        1,225          42,912
  Walgreen Co.                                    7,431         223,673
  Wal-Mart Stores                                31,801       1,706,760
  Winn-Dixie                                      1,021          12,569
  Wrigley (Wm) Jr.                                1,634          91,880
                                                         --------------
                                                              7,633,335
                                                         --------------
ENERGY - 5.49%
  Amerada Hess                                      647          31,819
  Anadarko Petroleum                              1,803          80,179
  Apache Corp.                                    1,151          74,884
  Ashland Inc.                                      495          15,187
  Baker Hughes                                    2,434          81,709
  BJ Services*                                    1,137          42,478
  Burlington Resources                            1,460          78,942
  ChevronTexaco Corp.                             7,748         559,406
  ConocoPhillips                                  4,911         269,123
  Devon Energy Corp.                              1,637          87,416
  EOG Resources                                     838          35,062
  Exxon Mobil Corp.                              48,533       1,742,820
  Halliburton Co.                                 3,164          72,772
  Kerr-McGee                                        728          32,614
  Marathon Oil Corp.                              2,265          59,683
  Nabors Industries Ltd.*                         1,050          41,528
  Noble Corporation*                                971          33,305
  Occidental Petroleum                            2,733          91,692
  Rowan Cos.*                                       679          15,210
  Schlumberger Ltd.                               4,211         200,317
  Sunoco., Inc.                                     554          20,908
  Transocean Inc.*                                2,316          50,883
  Unocal Corp.                                    1,871          53,679
                                                         --------------
                                                              3,771,616
                                                         --------------
FINANCIAL - 19.43%
  ACE Limited                                     1,905          65,322
  AFLAC Corporation                               3,743         115,097
  Allstate Corp.                                  5,097         181,708
  Ambac Financial Group                             769          50,946
  American Express                                9,532         398,533
  American International Group                   18,912       1,043,564
  AmSouth Bancorporation                          2,577          56,282
  Aon Corp.                                       2,247          54,108
  Apartment Investment & Management                 650          22,490
  Bank of America Corp.                          10,851         857,555
  Bank of New York                                5,556         159,735
  Bank One Corp.                                  8,446         314,022
  BB&T Corporation                                3,473         119,124
  Bear Stearns Cos.                                 698          50,549
  Capital One Financial                           1,610          79,180
  Charles Schwab                                  9,742          98,297
  Charter One Financial                           1,639          51,104
  Chubb Corp.                                     1,241          74,460
  Cincinnati Financial                            1,172          43,469
  Citigroup Inc.                                 37,249       1,594,257
  Comerica Inc.                                   1,267          58,916
  Countrywide Financial Corp.                       917          63,796
  Equity Office Properties                        2,986          80,652
                                                 SHARES           VALUE
FINANCIAL - 19.43% (CONTINUED)
  Equity Residential                              1,965  $       50,992
  Fannie Mae                                      7,126         480,577
  Federal Home Loan Mortgage                      5,043         256,033
  Federated Investors Inc.                          800          21,936
  Fifth Third Bancorp                             4,189         240,197
  First Tennessee National                          911          40,002
  Fleet Boston Financial Group                    7,613         226,182
  Franklin Resources                              1,885          73,647
  Golden West Financial                           1,113          89,051
  Goldman Sachs Group                             3,462         289,943
  Hartford Financial Services Group               2,026         102,029
  Huntington Bancshares                           1,710          33,379
  J.P. Morgan Chase & Co.                        14,775         505,010
  Janus Capital Group                             1,615          26,486
  Jefferson-Pilot                                 1,041          43,160
  John Hancock Financial                          2,089          64,195
  KeyCorp                                         3,081          77,857
  Lehman Bros.                                    1,723         114,545
  Lincoln National                                1,284          45,749
  Loews Corp.                                     1,345          63,605
  Marsh & McLennan                                3,895         198,918
  Marshall & Ilsley Corp.                         1,583          48,408
  MBIA Inc.                                       1,053          51,334
  MBNA Corp.                                      9,263         193,041
  Mellon Bank Corp.                               3,128          86,802
  Merrill Lynch                                   6,718         313,596
  MetLife Inc.                                    5,477         155,109
  MGIC Investment                                   729          34,001
  Moody's Corp                                    1,097          57,823
  Morgan Stanley                                  7,875         336,656
  National City Corp.                             4,438         145,167
  North Fork Bancorporation                       1,172          39,918
  Northern Trust Corp.                            1,602          66,948
  Plum Creek Timber Co.                           1,341          34,799
  PNC Bank Corp.                                  2,059         100,500
  Principal Financial Group                       2,442          78,755
  Progressive Corp.                               1,579         115,425
  Providian Financial Corp.*                      2,096          19,409
  Prudential Financial                            4,108         138,234
  Regions Financial Corp.                         1,605          54,217
  SAFECO Corp.                                    1,002          35,351
  Simon Property Group, Inc                       1,362          53,159
  SLM Corporation                                 3,342         130,906
  SouthTrust Corp.                                2,516          68,435
  St. Paul Cos.                                   1,642          59,949
  State Street Corp.                              2,353          92,708
  SunTrust Banks                                  2,057         122,062
  Synovus Financial                               2,177          46,806
  T. Rowe Price Group                               888          33,522
  Torchmark Corp.                                   859          31,998
  Travelers Property Casualty Corp.               7,287         114,916
  U.S. Bancorp                                   13,881         340,085
  Union Planters Corporation                      1,437          44,590
  UnumProvident Corp.                             2,051          27,504
  Wachovia Corp.                                  9,865         394,205
  Washington Mutual                               6,864         283,483
  Wells Fargo                                    12,277         618,758
  XL Capital                                        986          81,838
  Zions Bancorp                                     660          33,403
                                                         --------------
                                                             13,360,479
                                                         --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUTAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                         S&P 500 INDEX PORTFOLIO
--------------------------------------------------------------------------

                                                 SHARES           VALUE
HEALTH CARE - 14.07%
  Abbott Labs                                    11,329  $      495,757
  Aetna Inc.                                      1,092          65,738
  Allergan, Inc.                                    939          72,397
  AmerisourceBergen Corp.                           768          53,261
  Amgen Inc.*                                     9,131         606,664
  Anthem, Inc.*                                   1,026          79,156
  Applera Corp-Applied Biosystems Group           1,517          28,869
  Bard (C.R.) Inc.                                  375          26,741
  Bausch & Lomb                                     392          14,700
  Baxter International Inc.                       4,303         111,878
  Becton, Dickinson                               1,862          72,339
  Biogen, Inc.*                                   1,081          41,078
  Biomet, Inc.                                    1,884          53,995
  Boston Scientific*                              2,959         180,795
  Bristol-Myers Squibb                           14,037         381,105
  Cardinal Health, Inc.                           3,210         206,403
  Chiron Corporation*                             1,364          59,634
  CIGNA Corp.                                     1,011          47,456
  Forest Laboratories*                            2,624         143,664
  Genzyme General*                                1,556          65,041
  Guidant Corp.                                   2,217          98,413
  HCA Inc.                                        3,722         119,253
  Health Management Assoc.                        1,729          31,900
  Humana Inc.*                                    1,178          17,788
  IMS Health Inc.                                 1,772          31,878
  Johnson & Johnson                              21,540       1,113,618
  King Pharmaceuticals*                           1,747          25,786
  Lilly (Eli) & Co.                               8,145         561,761
  Manor Care Inc.*                                  699          17,482
  McKesson Corp.                                  2,112          75,483
  MedImmune, Inc.*                                1,821          66,230
  Medtronic Inc.                                  8,848         424,439
  Merck & Co.                                    16,283         985,936
  Millipore Corp.*                                  351          15,574
  Pfizer, Inc.                                   57,351       1,958,533
  Quest Diagnostics*                                758          48,360
  Quintiles Transnational*                          854          12,118
  Schering-Plough                                10,633         197,774
  St Jude Medical*                                1,288          74,060
  Stryker Corp.                                   1,437          99,685
  Tenet Healthcare Corp.*                         3,536          41,194
  United Health Group Inc.                        4,416         221,904
  Watson Pharmaceuticals*                           776          31,327
  WellPoint Health Networks*                      1,079          90,960
  Wyeth                                           9,614         437,918
  Zimmer Holdings*                                1,414          63,701
                                                         --------------
                                                              9,669,746
                                                         --------------
INDUSTRIALS - 9.91%
  3M Company                                      2,830         365,013
  Allied Waste Industries*                        1,430          14,372
  American Power Conversion Corporation*          1,422          22,169
  American Standard*                                526          38,887
  Apollo Group, Inc.*                             1,266          78,188
  Avery Dennison Corp.                              797          40,009
  Block H&R                                       1,311          56,701
  Boeing Company                                  6,089         208,974
  Burlington Northern Santa Fe                    2,737          77,840
  Caterpillar Inc.                                2,496         138,927
  Cendant Corporation*                            7,521         137,785
  Cintas Corporation                              1,233          43,698
                                                 SHARES           VALUE

INDUSTRIALS - 9.91% (CONTINUED)
  Cooper Industries, Ltd.                           669  $       27,630
  Crane Company                                     432           9,776
  CSX Corp.                                       1,545          46,489
  Cummins Inc.                                      301          10,803
  Danaher Corp.                                   1,106          75,263
  Deere & Co.                                     1,730          79,061
  Delta Air Lines                                   896          13,153
  Deluxe Corp.                                      448          20,070
  Donnelley (R.R.) & Sons                           823          21,513
  Dover Corp.                                     1,468          43,981
  Eaton Corp.                                       512          40,248
  Emerson Electric                                3,054         156,059
  Equifax Inc.                                    1,032          26,832
  FedEx Corporation                               2,163         134,171
  Fluor Corp.                                       583          19,612
  General Dynamics                                1,459         105,778
  General Electric                               72,563       2,081,107
  Goodrich Corporation                              835          17,535
  Grainger (W.W.) Inc.                              663          31,002
  Honeywell International Inc.                    6,206         166,631
  Illinois Tool Works                             2,223         146,385
  Ingersoll-Rand Co. Ltd.                         1,228          58,109
  ITT Industries, Inc.                              667          43,662
  Lockheed Martin Corp.                           3,308         157,362
  Masco Corp.                                     3,567          85,073
  McDermott International*                          464           2,937
  Monster Worldwide Inc.*                           807          15,922
  Navistar International Corp.*                     462          15,075
  Norfolk Southern Corp.                          2,821          54,163
  Northrop Grumman Corp.                          1,320         113,903
  PACCAR Inc.                                       841          56,818
  Pall Corp.                                        891          20,048
  Parker-Hannifin                                   857          35,985
  Pitney-Bowes                                    1,716          65,912
  Power-One Inc.*                                   570           4,076
  Raytheon Co.                                    2,943          96,648
  Robert Half International*                      1,258          23,827
  Rockwell Automation, Inc.                       1,348          32,136
  Rockwell Collins                                1,325          32,635
  Ryder System                                      453          11,606
  Southwest Airlines                              5,616          96,595
  Textron Inc.                                      997          38,903
  Thomas & Betts Corp.*                             423           6,112
  Tyco International                             14,465         274,546
  Union Pacific                                   1,837         106,583
  United Parcel Service                           8,097         515,779
  United Technologies                             3,434         243,230
  Waste Management Inc.                           4,413         106,309
                                                         --------------
                                                              6,809,616
                                                         --------------
INFORMATION TECHNOLOGY - 15.31%
  ADC Telecommunications, Inc.*                   5,775          13,444
  Adobe Systems Incorporated                      1,715          55,000
  Advanced Micro Devices*                         2,500          16,025
  Agilent Technologies*                           3,384          66,157
  Altera Corporation*                             2,776          45,526
  Analog Devices*                                 2,653          92,377
  Andrew Corp.*                                     712           6,550
  Apple Computer, Inc.*                           2,602          49,750
  Applied Materials, Inc.*                       11,928         189,178
  Applied Micro Circuits*                         2,191          13,256

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               SUMMIT MUTUTAL FUNDS, INC. - PINNACLE SERIES
   S&P 500 INDEX PORTFOLIO                         SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------

                                                 SHARES           VALUE

INFORMATION TECHNOLOGY - 15.31%
(CONTINUED)
  Autodesk, Inc.                                    818  $       13,219
  Automatic Data Processing Inc.                  4,344         147,088
  Avaya Inc.*                                     2,637          17,035
  BMC Software*                                   1,707          27,875
  Broadcom Corporation*                           2,000          49,820
  CIENA Corporation*                              3,130          16,245
  Cisco Systems, Inc.*                           51,021         851,540
  Citrix Systems, Inc.*                           1,241          25,267
  Computer Associates International               4,160          92,685
  Computer Sciences Corp.*                        1,329          50,661
  Compuware Corporation*                          2,748          15,856
  Comverse Technology, Inc.*                      1,366          20,531
  Concord EFS Inc.*                               3,680          54,170
  Convergys Corp.*                                1,258          20,128
  Corning Inc.*                                   8,309          61,404
  Dell Computer Corporation*                     18,783         600,305
  Electronic Arts Inc.*                           1,025          75,840
  Electronic Data Systems                         3,457          74,153
  EMC Corp.*                                     15,948         166,976
  First Data                                      5,455         226,055
  Fiserv, Inc.*                                   1,388          49,427
  Gateway Inc.*                                   2,350           8,578
  Hewlett-Packard                                22,123         471,220
  Intel Corporation                              47,433         985,847
  International Business Machines                12,553       1,035,623
  Intuit Inc.*                                    1,489          66,305
  Jabil Circuit*                                  1,436          31,736
  JDS Uniphase Corporation*                      10,256          35,999
  KLA-Tencor Corporation*                         1,369          63,645
  Lexmark International Inc*                        914          64,684
  Linear Technology Corporation                   2,263          72,891
  LSI Logic*                                      2,696          19,088
  Lucent Technologies*                           26,921          54,650
  Maxim Integrated Products, Inc.                 2,325          79,492
  Mercury Interactive Corporation*                  613          23,668
  Micron Technology*                              4,393          51,091
  Microsoft Corporation                          78,019       1,998,067
  Molex Incorporated                              1,394          37,624
  Motorola Inc.                                  16,703         157,509
  National Semiconductor*                         1,312          25,873
  NCR Corp.*                                        708          18,139
  Network Appliance, Inc.*                        2,444          39,617
  Novell Inc.*                                    2,618           8,063
  Novellus Systems, Inc.*                         1,079          39,514
  NVIDIA Corporation*                             1,110          25,541
  Oracle Corporation*                            38,233         459,561
  Parametric Technology Corp.*                    1,807           5,511
  Paychex, Inc.                                   2,718          79,665
  PeopleSoft, Inc.*                               2,270          39,929
  PerkinElmer                                       919          12,691
  PMC-Sierra Inc.*                                1,214          14,240
  QLogic Corporation*                               678          32,768
  QUALCOMM Incorporated                           5,695         203,596
  Sabre Holding Corp.                             1,036          25,537
  Sanmina-SCI Corporation*                        3,830          24,167
  Scientific-Atlanta                              1,120          26,701
  Siebel Systems, Inc.*                           3,513          33,514
  Solectron*                                      5,989          22,399
  Sun Microsystems, Inc.*                        22,652         104,199
  SunGard Data Systems*                           2,054          53,219
  Symantec Corporation*                           1,050          46,053
                                                 SHARES           VALUE

INFORMATION TECHNOLOGY - 15.31%
(CONTINUED)
  Symbol Technologies                             1,677  $       21,818
  Tektronix Inc.*                                   588          12,701
  Tellabs, Inc.*                                  2,987          19,625
  Teradyne Inc.*                                  1,329          23,005
  Texas Instruments                              12,558         221,018
  Thermo Electron*                                1,186          24,930
  Unisys Corp.*                                   2,355          28,919
  VERITAS Software Corporation*                   2,984          85,551
  Waters Corporation*                               937          27,295
  Xerox Corp.*                                    5,344          56,593
  Xilinx, Inc.*                                   2,447          61,934
  Yahoo! Inc.*                                    4,284         140,344
                                                         --------------
                                                             10,525,490
                                                         --------------
MATERIALS - 2.52%
  Air Products & Chemicals                        1,648          68,557
  Alcoa Inc                                       6,121         156,086
  Allegheny Technologies Inc                        587           3,874
  Ball Corp.                                        413          18,796
  Bemis Company                                     385          18,018
  Boise Cascade                                     423          10,110
  Dow Chemical                                    6,611         204,672
  Du Pont (E.I.)                                  7,203         299,933
  Eastman Chemical                                  561          17,767
  Ecolab Inc.                                     1,880          48,128
  Engelhard Corp.                                   928          22,987
  Freeport-McMoRan Copper & Gold                  1,051          25,750
  Georgia-Pacific Group                           1,813          34,356
  Great Lakes Chemical Corp.                        364           7,426
  Hercules, Inc.*                                   793           7,851
  International Flavors & Fragrances                685          21,872
  International Paper                             3,478         124,269
  Louisiana-Pacific Corp.*                          759           8,228
  MeadWestvaco Corporation                        1,451          35,840
  Monsanto Co.                                    1,899          41,094
  Newmont Mining Corp.                            2,915          94,621
  Nucor Corp.                                       568          27,747
  Pactiv Corp.*                                   1,150          22,667
  Phelps Dodge*                                     645          24,729
  PPG Industries                                  1,229          62,359
  Praxair, Inc.                                   1,173          70,497
  Rohm & Haas                                     1,603          49,741
  Sealed Air Corp.*                                 609          29,025
  Sigma-Aldrich Corporation                         520          28,174
  Temple-Inland                                     390          16,735
  United States Steel Corp.                         742          12,147
  Vulcan Materials                                  736          27,284
  Weyerhaeuser Corp.                              1,589          85,806
  Worthington Industries Inc.                       622           8,335
                                                         --------------
                                                              1,735,481
                                                         --------------
TELECOMMUNICATION SERVICES - 3.67%
  ALLTEL Corp.                                    2,255         108,736
  AT&T Corp.                                      5,586         107,531
  AT&T Wireless Services*                        19,678         161,556
  BellSouth                                      13,481         358,999
  Century Telephone                               1,034          36,035
  Citizens Communications*                        2,051          26,437
  Nextel Communications, Inc.*                    7,483         135,293
  Qwest Communications Int*                      11,753          56,179
  SBC Communications Inc.                        24,059         614,707

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUTAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                         S&P 500 INDEX PORTFOLIO
--------------------------------------------------------------------------

                                                 SHARES           VALUE

TELECOMMUNICATION SERVICES - 3.67%
(CONTINUED)
  Sprint Corp. FON                                6,486  $       93,398
  Sprint Corp. PCS*                               7,244          41,653
  Verizon Communications                         19,852         783,163
                                                         --------------
                                                              2,523,687
                                                         --------------
UTILITIES - 2.83%
  AES Corp.*                                      3,943          25,038
  Allegheny Energy                                  912           7,706
  Ameren Corporation                              1,114          49,127
  American Electric Power                         2,819          84,091
  Calpine Corp.*                                  2,741          18,091
  CenterPoint Energy                              2,205          17,971
  CINergy Corp.                                   1,220          44,884
  CMS Energy                                      1,045           8,465
  Consolidated Edison                             1,549          67,041
  Constellation Energy Group                      1,196          41,023
  Dominion Resources                              2,228         143,194
  DTE Energy Co.                                  1,215          46,948
  Duke Energy                                     6,464         128,957
  Dynegy Inc.*                                    2,693          11,311
  Edison International*                           2,364          38,841
  El Paso Corp.                                   4,343          35,091
  Entergy Corp.                                   1,611          85,029
  Exelon Corp.                                    2,343         140,135
  FirstEnergy Corp.                               2,158          82,975
  FPL Group                                       1,324          88,509
  Keyspan Energy                                  1,114          39,491
  Kinder Morgan                                     883          48,256
  Mirant Corporation*                             2,922           8,474
  NICOR Inc.                                        320          11,875
  NiSource Inc.                                   1,768          33,592
  Peoples Energy                                    258          11,066
  PG&E Corp.*                                     2,934          62,054
  Pinnacle West Capital                             656          24,567
  PPL Corp.                                       1,193          51,299
  Progress Energy, Inc.                           1,718          75,420
                                                 SHARES           VALUE

UTILITIES - 2.83% (CONTINUED)
  Public Services Enterprise Inc.                 1,613  $       68,149
  Sempra Energy                                   1,486          42,396
  Southern Co.                                    5,173         161,188
  TECO Energy                                     1,275          15,287
  TXU Corp.                                       2,336          52,443
  Williams Cos.                                   3,755          29,665
  Xcel Energy Inc                                 2,891          43,481
                                                         --------------
                                                              1,943,130
                                                         --------------
    Total Common Stocks
       (cost $49,222,431)                                    65,200,566
                                                         --------------

UNIT INVESTMENT TRUST - 0.83%
  S&P 500 Depositary Receipts*                    5,825         568,695
                                                         --------------
    Total Unit Investment Trust
       (cost $505,045)                                          568,695
                                                         --------------
SHORT-TERM INVESTMENTS(3) - 4.51%
NORTHERN TRUST DIVERSIFIED ASSETS
PORTFOLIO - 3.35%                             2,303,207       2,303,207
                                                         --------------
                                              PRINCIPAL           VALUE

U.S. TREASURY BILL - 1.16%
  U.S. Treasury Bill (1.140% due
     09/18/03)                            $     800,000  $      798,490
                                                         --------------
    Total Short-Term Investments
       (cost $3,101,697)                                      3,101,697
                                                         --------------
TOTAL INVESTMENTS - 100.18%
   (cost $52,829,173)(1)                                     68,870,958
                                                         --------------
NORTHERN INSTITUTIONAL LIQUID ASSET
PORTFOLIO(2) - 7.51%                                          5,160,918
                                                         --------------
OTHER ASSETS AND LIABILITIES - (7.69%)                       (5,284,727)
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $   68,747,149
                                                         ==============

-------------

*    Non-income producing
(1) For federal income tax purposes, cost is $53,156,731 and gross unrealized appreciation and depreciation of securities as of June 30, 2003 was $22,828,303 and ($7,114,076), respectively.
(2) This security was purchased with cash collateral held from securities lending.
(3) Securities and other assets with an aggregate value of $2,919,900 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of June 30, 2003:

                                                         UNREALIZED
                                                      APPRECIATION/
TYPE                                      CONTRACTS  (DEPRECIATION)
-------------------------------------------------------------------
S&P 500 Index (09/03)                          12      $(115,750)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               SUMMIT MUTUTAL FUNDS, INC. - PINNACLE SERIES
   S&P MIDCAP 400 INDEX PORTFOLIO                   SCHEDULE OF INVESTMENTS
---------------------------------------------------------------------------

JUNE 30, 2003

(UNAUDITED)

                                                 SHARES           VALUE

COMMON STOCKS - 86.08%
CONSUMER DISCRETIONARY - 14.05%
  99(Cents) Only Stores*                          2,064  $       70,836
  Abercrombie & Fitch Co.*                        2,931          83,270
  American Eagle Outfitters*                      2,137          39,193
  Applebee's International                        1,650          51,860
  Arvinmeritor Inc                                2,007          40,501
  Bandag Inc.                                       612          22,809
  Barnes & Noble*                                 1,993          45,939
  Belo Corp.                                      3,306          73,922
  BLYTH Inc.                                      1,371          37,291
  Bob Evans Farms Inc.                            1,036          28,625
  Borders Group*                                  2,418          42,581
  Borg Warner Inc.                                  786          50,618
  Brinker International*                          2,900         104,458
  Callaway Golf Co.                               2,321          30,684
  CarMax Inc.*                                    3,000          90,450
  Catalina Marketing*                             1,639          28,928
  CBRL Group                                      1,561          60,660
  Cheesecake Factory*                             1,493          53,584
  Chico's FAS*                                    2,550          53,678
  Claire's Stores Inc.                            1,439          36,493
  Clayton Homes                                   4,061          50,966
  Coach, Inc.*                                    2,635         131,065
  D.R. Horton                                     4,334         121,785
  Dollar Tree Stores, Inc.*                       3,365         106,771
  Emmis Communications*                           1,579          36,238
  Entercom Communications*                        1,465          71,800
  Extended Stay America*                          2,763          37,273
  Furniture Brands International*                 1,667          43,509
  Gentex Corporation*                             2,234          68,383
  GTECH Holdings Corp.*                           1,699          63,967
  Harte-Hanks, Inc.                               2,789          52,991
  Hispanic Broadcasting*                          3,214          81,796
  International Speedway                          1,572          62,110
  Krispy Kreme Doughnuts*                         1,600          65,888
  Lear Corporation*                               1,930          88,819
  Lee Enterprises                                 1,310          49,164
  Lennar Corp                                     2,106         150,579
  Mandalay Resort Group                           1,771          56,406
  Media General                                     687          39,296
  Michaels Stores*                                1,956          74,445
  Modine Manufacturing Co.                          992          19,215
  Mohawk Industries*                              1,997         110,893
  Neiman-Marcus Group                             1,419          51,935
  Outback Steakhouse                              2,284          89,076
  Park Place Entertainment*                       8,941          81,274
  Payless Shoesource Inc.*                        1,998          24,975
  PETsMART, Inc.*                                 4,000          66,680
  Pier 1 Imports                                  2,925          59,670
  Reader's Digest Association                     2,950          39,766
  Ross Stores, Inc.                               2,339          99,969
  Ruby Tuesday, Inc.                              1,900          46,987
  SAKS Inc.*                                      4,216          40,895
  Scholastic Corp.*                               1,151          34,277
  Six Flags Inc.*                                 2,736          18,550
  Superior Industries International Inc.            771          32,151
  Timberland Co*                                  1,119          59,150
  Toll Brothers*                                  2,025          57,328
                                                 SHARES           VALUE

CONSUMER DISCRETIONARY - 14.05%
(CONTINUED)
  Unifi Inc.*                                     1,596  $        9,895
  Washington Post                                   281         205,946
  Westwood One, Inc.*                             3,169         107,524
  Williams-Sonoma Inc.*                           3,411          99,601
                                                         --------------
                                                              3,855,388
                                                         --------------
CONSUMER STAPLES - 4.03%
  BJ's Wholesale Club*                            2,113          31,822
  Church & Dwight                                 1,167          38,196
  Constellation Brands*                           2,634          82,708
  Dean Foods*                                     3,999         125,967
  Dial Corporation                                2,804          54,538
  Energizer Holdings Inc.*                        2,613          82,048
  Hormel Foods Corp.                              4,109          97,383
  Interstate Bakeries                             1,290          16,383
  J.M. Smucker Co.                                1,454          58,000
  Lancaster Colony                                1,083          41,869
  Longs Drug Stores Corp.                         1,131          18,775
  PepsiAmericas, Inc.                             4,582          57,550
  Ruddick Corp.                                   1,375          21,615
  Sensient Technologies Corp.                     1,412          32,462
  Smithfield Foods*                               3,279          75,155
  Tootsie Roll                                    1,574          47,991
  Tyson Foods                                    10,458         111,064
  Universal Corp.                                   776          32,825
  Whole Foods Market, Inc.*                       1,673          79,518
                                                         --------------
                                                              1,105,869
                                                         --------------
ENERGY - 5.90%
  Cooper Cameron Corp*                            1,600          80,608
  ENSCO International                             4,451         119,732
  FMC Technologies*                               1,935          40,732
  Forest Oil*                                     1,387          34,841
  Grant Prideco*                                  3,297          38,740
  Hanover Compressor*                             1,944          21,967
  Helmerich & Payne                               1,477          43,128
  Murphy Oil                                      2,706         142,336
  National-Oilwell Inc.*                          2,493          54,846
  Noble Energy, Inc                               1,685          63,693
  Overseas Shipholding Group Inc.                 1,017          22,384
  Patterson-UTI Energy, Inc.*                     2,337          75,719
  Pioneer Natural Resources*                      3,430          89,523
  Pogo Producing                                  1,800          76,950
  Pride International*                            3,935          74,057
  Smith International*                            3,001         110,257
  Tidewater Inc.                                  1,791          52,602
  Valero Energy                                   3,132         113,786
  Varco International*                            2,855          55,958
  Weatherford International Ltd.*                 3,852         161,397
  Western Gas Resources Inc.                        975          38,610
  XTO Energy Inc.                                 5,333         107,247
                                                         --------------
                                                              1,619,113
                                                         --------------
FINANCIALS - 17.23%
  A.G. Edwards                                    2,392          81,806
  Allmerica Financial*                            1,568          28,208
  AMB Property Corp                               2,450          69,017
  American Financial Group                        2,034          46,375
  AmeriCredit Corp.*                              4,400          37,620
  AmerUs Group Co.                                1,196          33,715
  Associated Banc-Corp.                           2,263          83,459
  Astoria Financial                               2,660          74,294
  Bank of Hawaii Corp.                            1,820          60,333

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUTAL FUNDS, INC. - PINNACLE SERIES
   SCHEDULE OF INVESTMENTS                   S&P MIDCAP 400 INDEX PORTFOLIO
---------------------------------------------------------------------------

                                                 SHARES           VALUE

FINANCIALS - 17.23% (CONTINUED)
  Banknorth Group Inc                             4,845  $      123,644
  Brown & Brown Inc.                              1,900          61,750
  City National Corp.                             1,478          65,860
  Colonial BancGroup                              3,698          51,291
  Commerce Bancorp.                               1,966          72,939
  Compass Bancshares                              3,773         131,791
  Dime Bancorp Inc                                1,500             225
  E*Trade Group*                                 10,776          91,596
  Eaton Vance                                     2,062          65,159
  Everest Re Group                                1,642         125,613
  Fidelity National Financial                     3,816         117,380
  First Amer'n Corp.                              2,200          57,970
  First Virginia Banks Inc                        2,124          91,587
  FirstMerit Corp.                                2,516          57,516
  Gallagher(Arthur J.)                            2,545          69,224
  GATX Corp.                                      1,446          23,642
  Greater Bay Bancorp                             1,494          30,507
  Greenpoint Financial Corp.                      2,835         144,415
  HCC Insurance Holdings                          1,839          54,379
  Hibernia Corp.                                  4,733          85,951
  Horace Mann Educators Corp.                     1,208          19,485
  Hospitality Properties Trust                    1,853          57,906
  Independence Community Bank                     1,711          48,284
  IndyMac Bancorp                                 1,694          43,061
  Investment Technology Group*                    1,457          27,100
  Investors Financial Services                    1,907          55,322
  LaBranche & Co.                                 1,748          36,166
  Legg Mason                                      1,901         123,470
  Leucadia National Corp.                         1,740          64,589
  Liberty Property Trust                          2,250          77,850
  M&T Bank Corp.                                  3,493         294,180
  Mack-Cali Realty                                1,650          60,027
  Mercantile Bankshares                           2,068          81,438
  National Commerce Financial                     6,118         135,758
  Neuberger Berman Inc.                           2,082          83,093
  New Plan Excel Realty Trust                     2,808          59,951
  New York Community Bancorp                      4,229         123,022
  Ohio Casualty Corp.*                            1,784          23,513
  Old Republic International                      3,562         122,070
  PMI Group                                       2,669          71,636
  Protective Life Corp.                           2,031          54,329
  Provident Financial Group Inc.                  1,457          37,343
  Radian Group                                    2,800         102,620
  Roslyn Bancorp                                  2,327          50,007
  SEI Investments                                 3,253         104,096
  Silicon Valley Bancshares*                      1,162          27,667
  Sovereign Bancorp                               7,706         120,603
  StanCorp Financial Group                          878          45,849
  TCF Financial                                   2,238          89,162
  The MONY Group                                  1,436          38,700
  United Dominion Realty Trust                    3,200          55,104
  Unitrin, Inc.                                   2,000          54,240
  W. R. Berkley Corp.                             1,660          87,482
  Waddell & Reed Financial Investment             2,381          61,120
  Webster Financial Corp.                         1,446          54,659
  Westamerica Bancorp                               991          42,692
  Wilmington Trust Corp.                          1,941          56,968
                                                         --------------
                                                              4,727,828
                                                         --------------
HEALTH CARE - 12.08%
  AdvancePCS*                                     2,732         104,444
  Apogent Technologies*                           3,162          63,240
                                                 SHARES           VALUE

HEALTH CARE - 12.08% (CONTINUED)
  Apria Healthcare Group Inc.*                    1,613  $       40,131
  Barr Laboratories*                              1,930         126,415
  Beckman Coulter Inc.                            1,826          74,209
  Charles River Labs*                             1,250          40,225
  Community Health Systems*                       2,850          54,977
  Covance Inc.*                                   1,844          33,376
  Coventry Health Care Inc.*                      1,800          83,088
  Cytyc Corp.*                                    3,623          38,114
  DENTSPLY International Inc.                     2,314          94,643
  Edwards Lifesciences Corp.*                     1,769          56,856
  Express Scripts, Inc.*                          2,367         161,713
  First Health Group Corp.*                       2,795          77,142
  Gilead Sciences, Inc.*                          5,775         320,975
  Health Net, Inc.*                               3,457         113,908
  Henry Schein, Inc.*                             1,269          66,419
  Hillenbrand Industries                          1,858          93,736
  ICN Pharmaceuticals, Inc.                       2,463          41,280
  IDEC Pharmaceuticals Corporation*               4,513         153,442
  IVAX Corp.*                                     5,759         102,798
  LifePoint Hospitals*                            1,167          24,437
  Lincare Holdings Inc.*                          3,180         100,202
  Millennium Pharmaceuticals, Inc.*               8,360         131,503
  Mylan Laboratories                              5,596         194,573
  Omnicare, Inc.                                  2,787          94,173
  Oxford Health Plans*                            2,602         109,362
  PacifiCare Health Systems*                      1,030          50,810
  Patterson Dental Company*                       2,004          90,942
  Perrigo Co.                                     2,152          33,657
  Pharmaceutical Resources Inc.*                    940          45,740
  Protein Design Labs Inc.*                       2,627          36,725
  Sepracor Inc.*                                  2,482          44,750
  SICOR Inc.*                                     3,473          70,641
  STERIS Corp.*                                   2,053          47,404
  Triad Hospitals*                                2,156          53,512
  Universal Health Services*                      1,773          70,246
  Varian Medical Systems*                         2,012         115,830
  Vertex Pharmaceuticals*                         2,241          32,719
  VISX Inc.*                                      1,602          27,795
                                                         --------------
                                                              3,316,152
                                                         --------------
INDUSTRIALS - 9.75%
  AGCO Corp.*                                     2,210          37,747
  Airborne Inc.                                   1,431          29,908
  Alaska Air Group Inc.*                            786          16,860
  Alexander & Baldwin Inc.                        1,208          32,048
  Allete, Inc.                                    2,511          66,667
  Ametek Inc.                                       977          35,807
  Banta Corp.                                       741          23,986
  C.H. Robinson Worldwide, Inc.                   2,500          88,900
  Career Education*                               1,400          95,788
  Carlisle Companies                                902          38,028
  ChoicePoint Inc.*                               2,526          87,198
  CNF Inc.                                        1,421          36,065
  Copart Inc.*                                    2,691          25,430
  Corinthian Colleges Inc.*                       1,300          63,141
  DeVRY Inc.*                                     2,073          48,280
  Donaldson Co.                                   1,307          58,096
  Dun & Bradstreet*                               2,205          90,626
  Dycom Industries*                               1,416          23,081
  Education Management*                           1,036          55,094
  EGL Inc.*                                       1,419          21,569
  Expeditors International of
     Washington, Inc.                             3,071         106,379

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               SUMMIT MUTUTAL FUNDS, INC. - PINNACLE SERIES
   S&P MIDCAP 400 INDEX PORTFOLIO                   SCHEDULE OF INVESTMENTS
---------------------------------------------------------------------------

                                                 SHARES           VALUE

INDUSTRIALS - 9.75% (CONTINUED)
  Fastenal Company                                2,243  $       76,127
  Federal Signal Corp.                            1,342          23,579
  Flowserve Corporation*                          1,631          32,082
  Granite Construction Inc.                       1,221          23,394
  Harsco Corp.                                    1,188          42,827
  HON Industries                                  1,743          53,162
  Hubbell Inc.                                    1,749          57,892
  J.B. Hunt Transport Services Inc.*              1,076          40,619
  Jacobs Engineering Group*                       1,615          68,072
  Kelly Services                                  1,070          25,092
  Kennametal Inc.                                 1,011          34,212
  Korn/Ferry International*                       1,122           9,088
  L-3 Communications Holdings*                    2,767         120,337
  Manpower Inc.                                   2,235          82,896
  Miller (Herman)                                 2,248          45,432
  Nordson Corporation                               992          23,659
  Pentair Inc.                                    1,456          56,871
  Precision Castparts                             1,535          47,739
  Quanta Services Inc.*                           3,280          23,288
  Republic Services*                              4,919         111,514
  Rollins Inc.                                    1,338          25,221
  Sequa Corp.                                       309          10,599
  Sotheby's Holdings Inc.*                        1,819          13,533
  SPX Corp.*                                      2,452         108,036
  Stericycle Inc.*                                1,200          46,176
  Swift Transportation*                           2,555          47,574
  Sylvan Learning Systems Inc.*                   1,181          26,974
  Tecumseh Products Co.                             548          20,994
  Teleflex                                        1,158          49,273
  The Brink's Company                             1,604          23,370
  Trinity Industries Inc.                         1,358          25,137
  United Rentals*                                 2,265          31,461
  Valassis Communication*                         1,588          40,843
  Viad Corp.                                      2,630          58,886
  Werner Enterprises Inc.                         1,900          40,280
  York International                              1,165          27,261
                                                         --------------
                                                              2,674,198
                                                         --------------
INFORMATION TECHNOLOGY - 13.07%
  3Com Corp.*                                    10,565          49,444
  Activision, Inc.*                               2,953          38,153
  Acxiom Corp.*                                   2,596          39,174
  Adtran Inc.*                                    1,145          58,727
  Advanced Fibre Communications*                  2,451          39,878
  Advent Software, Inc.*                          1,026          17,350
  Affiliated Computer*                            3,903         178,484
  Arrow Electronics*                              2,976          45,354
  Ascential Software Corp*                        1,882          30,940
  Atmel Corp.*                                   13,850          35,041
  Avnet, Inc*                                     3,540          44,887
  Avocent Corp.*                                  1,334          39,927
  BISYS Group*                                    3,530          64,846
  Cabot Microelectronics Corp.*                     718          36,237
  Cadence Design Systems*                         7,831          94,442
  CDW Corporation*                                2,547         116,653
  Ceridian Corp.*                                 4,386          74,430
  Certegy, Inc.*                                  2,055          57,026
  Checkfree Corp*                                 2,316          64,477
  CommScope Inc.*                                 1,833          17,414
  Credence Systems Corp.*                         1,794          15,195
  Cree Inc.*                                      2,154          35,067
  CSG Systems International*                      1,562          22,071
                                                 SHARES           VALUE

INFORMATION TECHNOLOGY - 13.07%
(CONTINUED)
  Cypress Semiconductor*                          3,649  $       43,788
  Diebold, Inc.                                   2,130          92,123
  DST Systems Inc.*                               3,538         134,444
  Fair, Isaac Corporation                         1,450          74,603
  Fairchild Semiconductor*                        3,457          44,215
  Gartner, Inc.                                   2,527          18,953
  Harris Corp.                                    1,960          58,898
  Henry (Jack) & Assoc.                           2,676          47,606
  Imation Corp.                                   1,038          39,257
  InFocus Corp.*                                  1,166           5,504
  Integrated Circuit Systems Inc.                 2,000          62,860
  Integrated Device Technology*                   3,094          34,189
  Internet Security Systems Inc.*                 1,429          20,706
  Intersil Corp.*                                 4,033         107,318
  International Rectifier*                        1,879          50,395
  Keane Inc.*                                     2,258          30,777
  KEMET Corp.*                                    2,547          25,725
  Lam Research*                                   3,772          68,688
  Lattice Semiconductor Corp.*                    3,246          26,715
  Legato Systems Inc.*                            3,392          28,459
  LTX Corp.*                                      1,450          12,499
  Macromedia Inc.*                                1,740          36,610
  Macrovision Corporation*                        1,513          30,139
  McData Corp.*                                   3,355          49,218
  Mentor Graphics Corp.*                          1,940          28,091
  Micrel Inc.*                                    2,756          28,635
  Microchip Technology Incorporated               5,915         145,686
  MPS Group Inc.*                                 3,062          21,067
  National Instruments*                           1,521          57,463
  Network Associates, Inc.*                       4,559          57,808
  Newport Corporation*                            1,121          16,591
  Overture Services Inc.*                         1,700          30,821
  Plantronics Inc.*                               1,374          29,775
  Plexus Corp.*                                   1,239          14,286
  Polycom Inc.*                                   2,962          41,053
  Powerwave Technologies Inc.*                    1,940          12,164
  Quantum Corp.*                                  4,577          18,537
  Retek Inc.*                                     1,546           9,894
  Reynolds & Reynolds                             2,073          59,205
  RF Micro Devices, Inc.*                         5,308          31,954
  RSA Security Inc.*                              1,679          18,049
  SanDisk Corporation*                            2,032          81,991
  Semtech Corp*                                   2,165          30,830
  Silicon Laboratories Inc.*                      1,500          39,960
  Storage Technology*                             3,144          80,927
  Sybase Inc.*                                    2,933          40,798
  Synopsys, Inc.*                                 2,207         136,500
  Tech Data Corp.*                                1,668          44,552
  Titan Corp.*                                    2,279          23,451
  Transaction Systems Architects Inc.*            1,046           9,372
  Triquint Semiconductor Inc.*                    3,885          16,162
  Varian Inc.*                                      857          29,712
  Vishay Intertechnology*                         4,714          62,224
  Wind River Systems Inc.*                        2,338           8,908
                                                         --------------
                                                              3,585,372
                                                         --------------
MATERIALS - 3.61%
  Airgas Inc.                                     2,062          34,539
  AK Steel Holding Corp.*                         3,203          11,595
  Albemarle Corp.                                 1,229          34,375
  Arch Coal Inc.                                  1,552          35,665
  Bowater Inc.                                    1,632          61,118

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUTAL FUNDS, INC. - PINNACLE SERIES
  SCHEDULE OF INVESTMENTS                    S&P MIDCAP 400 INDEX PORTFOLIO
---------------------------------------------------------------------------

                                                 SHARES           VALUE

MATERIALS - 3.61% (CONTINUED)
  Cabot Corp.                                     1,840  $       52,808
  Carpenter Technology Corp.                        659          10,280
  Crompton Corporation                            3,356          23,660
  Cytec Industries Inc.*                          1,173          39,647
  Ferro Corp.                                     1,170          26,360
  FMC Corp.*                                      1,033          23,377
  Glatfelter                                      1,285          18,954
  IMC Global Inc.                                 3,404          22,841
  Longview Fibre Co.                              1,512          12,398
  Lubrizol Corp.                                  1,518          47,043
  Lyondell Chemical Co.                           4,650          62,915
  Martin Marietta                                 1,442          48,466
  Minerals Technologies Inc.                        605          29,439
  Olin Corp.                                      1,641          28,061
  Packaging Corp. of America*                     3,124          57,575
  Peabody Energy                                  1,550          52,065
  Potlatch Corp.                                    841          21,656
  Rayonier Inc.                                   1,231          40,623
  RPM International Inc.                          3,387          46,571
  Sonoco Products                                 2,861          68,721
  Valspar Corp                                    1,488          62,823
  Wausau-Mosinee Paper Corp.                      1,525          17,080
                                                         --------------
                                                                990,655
                                                         --------------
TELECOMMUNICATION SERVICES - 0.55%
  Cincinnati Bell Inc*                            6,539          43,811
  Price Communications*                           1,624          20,966
  Telephone & Data Systems                        1,737          86,329
                                                         --------------
                                                                151,106
                                                         --------------
UTILITIES - 5.81%
  AGL Resources Inc.                              1,833          46,632
  Alliant Energy                                  2,680          51,000
  Aquila, Inc.                                    5,335          13,764
  Black Hills Corp.                                 792          24,314
  DPL Incorporated                                3,746          59,711
  DQE, Inc.                                       2,121          31,963
  Energy East                                     4,270          88,645
  Equitable Resources                             1,874          76,347
  Great Plains Energy Inc.                        1,835          52,995
  Hawaiian Electric Industries                    1,071          49,105
  IDACORP Inc.                                    1,113          29,216
  MDU Resources                                   2,093          70,095
  National Fuel Gas                               2,368          61,686
  Northeast Utilities                             4,060          67,964
                                                 SHARES           VALUE

UTILITIES - 5.81% (CONTINUED)
  NSTAR                                           1,569  $       71,468
  OGE Energy Corp.                                2,309          49,343
  ONEOK Inc.                                      2,134          41,890
  Pepco Holdings, Inc.                            4,827          92,485
  Phila Suburban                                  1,950          47,541
  PNM Resources Inc.                              1,158          30,977
  Puget Energy, Inc.                              2,756          65,786
  Questar Corp.                                   2,419          80,964
  SCANA Corp .                                    3,274         112,235
  Sierra Pacific Resources*                       3,028          17,986
  Vectren Corporation                             2,006          50,250
  Westar Energy Inc.                              2,124          34,473
  WGL Holdings Inc.                               1,436          38,341
  Wisconsin Energy                                3,425          99,325
  WPS Resources Corp.                               933          37,507
                                                         --------------
                                                              1,594,008
                                                         --------------
    Total Common Stocks (cost
       $23,794,997)                                          23,619,689
                                                         --------------

UNIT INVESTMENT TRUST(3) - 3.84%
  S&P MidCap 400 Depositary Receipts*            12,010       1,053,517
                                                         --------------
    Total Unit Investment Trust
       (cost $917,445)                                        1,053,517
                                                         --------------

SHORT-TERM INVESTMENTS(3) - 9.42%
NORTHERN TRUST DIVERSIFIED ASSETS
PORTFOLIO - 4.33%                             1,188,080       1,188,080
                                                         --------------

                                              PRINCIPAL           VALUE

U.S. TREASURY BILL - 5.09%
  (1.140% due 09/18/03)                   $   1,400,000  $    1,397,358
                                                         --------------
    Total Short-Term Investments
       (cost $2,585,438)                                      2,585,438
                                                         --------------
TOTAL INVESTMENTS - 99.34%
   (cost $27,297,880)(1)                                     27,258,644
                                                         --------------
NORTHERN INSTITUTIONAL LIQUID ASSET
PORTFOLIO(2) - 18.81%                                         5,160,918
                                                         --------------
OTHER ASSETS AND LIABILITIES - (18.15%)                      (4,979,432)
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $   27,440,130
                                                         ==============

-------------

*    Non-income producing
(1) For federal income tax purposes, cost is $28,057,034 and gross unrealized appreciation and depreciation of securities as of June 30, 2003 was $3,356,802 and ($4,155,192), respectively.
(2) This security was purchased with cash collateral held from securities lending.
(3) Securities and other assets with an aggregate value of $2,689,120 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of June 30, 2003:

                                                         UNREALIZED
                                                      APPRECIATION/
TYPE                                      CONTRACTS  (DEPRECIATION)
-------------------------------------------------------------------
S&P MidCap 400 Index (09/03)                 10         $(52,725)
S&P MidCap 400 Index Mini (09/03)             6         $ (6,750)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                              SUMMIT MUTUTAL FUNDS, INC. - PINNACLE SERIES
BALANCED INDEX PORTFOLIO                           SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------

JUNE 30, 2003

(UNAUDITED)

                                                 SHARES           VALUE

COMMON STOCKS - 54.68%
CONSUMER DISCRETIONARY - 6.04%
  American Greetings*                                43  $          845
  AOL Time Warner Inc.*                           2,961          47,642
  AutoNation, Inc.*                                 175           2,751
  AutoZone Inc.*                                     88           6,685
  Bed Bath & Beyond Inc.*                           186           7,219
  Best Buy Co., Inc.*                               202           8,872
  Big Lots, Inc.*                                    73           1,098
  Black & Decker Corp.                               56           2,433
  Brunswick Corp.                                    58           1,451
  Carnival Corp.                                    400          13,004
  Centex Corp.                                       39           3,034
  Circuit City Group                                134           1,179
  Clear Channel Communications*                     380          16,108
  Comcast Corp.*                                  1,557          46,990
  Cooper Tire & Rubber                               49             862
  Dana Corp.                                        101           1,168
  Darden Restaurants                                123           2,335
  Delphi Corporation                                372           3,210
  Dillard Inc.                                       62             835
  Dollar General                                    218           3,981
  Dow Jones & Co.                                    59           2,539
  Eastman Kodak                                     205           5,607
  eBay Inc.*                                        170          17,711
  Family Dollar Stores                              129           4,921
  Federated Department Stores                       141           5,196
  Ford Motor                                      1,227          13,485
  Fortune Brands, Inc.                              105           5,481
  Gannett Co.                                       176          13,519
  Gap (The)                                         563          10,562
  General Motors                                    387          13,932
  Genuine Parts                                     117           3,745
  Goodyear Tire & Rubber                            103             541
  Harley-Davidson                                   201           8,012
  Harrah's Entertainment*                            81           3,259
  Hasbro Inc.                                       114           1,994
  Hilton Hotels                                     243           3,108
  Home Depot                                      1,585          52,495
  International Game Technology*                     50           5,117
  Interpublic Group                                 199           2,663
  Johnson Controls                                   57           4,879
  Jones Apparel Group*                               80           2,341
  KB Home                                            32           1,983
  Knight-Ridder Inc.                                 51           3,515
  Kohl's Corp.*                                     216          11,098
  Leggett & Platt                                   130           2,665
  Limited Brands, Inc.                              284           4,402
  Liz Claiborne, Inc.                                72           2,538
  Lowe's Cos.                                       506          21,733
  Marriott International                            158           6,070
  Mattel, Inc.                                      281           5,317
  May Department Stores                             204           4,541
  Maytag Corp.                                       52           1,270
  McDonald's Corp.                                  883          19,479
  McGraw-Hill                                       129           7,998
  Meredith Corp.                                     33           1,452
  New York Times                                    112           5,096
  Newell Rubbermaid Co.                             176           4,928
  NIKE Inc.                                         181           9,682
  Nordstrom                                          89           1,737
  Office Depot*                                     209           3,033
                                                 SHARES           VALUE

CONSUMER DISCRETIONARY - 6.04%
(CONTINUED)
  Omnicom Group                                     117  $        8,389
  Penney (J.C.)                                     173           2,915
  Pulte Homes, Inc.                                  27           1,665
  RadioShack Corp                                   123           3,236
  Reebok International*                              37           1,244
  Sears, Roebuck & Co.                              233           7,838
  Sherwin-Williams                                  108           2,903
  Snap-On Inc.                                       39           1,132
  Stanley Works                                      58           1,601
  Staples, Inc.*                                    320           5,872
  Starbucks Corporation*                            242           5,934
  Starwood Hotels & Resorts                         122           3,488
  Target Corp.                                      603          22,818
  Tiffany & Co.                                      96           3,137
  TJX Companies Inc.                                396           7,461
  Toys R Us, Inc.*                                  143           1,733
  Tribune Co.                                       204           9,853
  Tupperware Corp.                                   38             546
  Univision Communications*                         142           4,317
  V.F. Corp.                                         75           2,548
  Viacom Inc*                                     1,194          52,126
  Visteon Corp.                                      86             591
  Walt Disney Co.                                 1,427          28,183
  Wendy's International                              75           2,173
  Whirlpool Corp.                                    48           3,058
  Yum! Brands, Inc*                                 194           5,735
                                                         --------------
                                                                661,842
                                                         --------------
CONSUMER STAPLES - 6.56%
  Alberto-Culver                                     37           1,891
  Albertson's                                       280           5,376
  Altria Group, Inc.                              1,376          62,525
  Anheuser-Busch                                    598          30,528
  Archer-Daniels-Midland                            437           5,624
  Avon Products                                     157           9,765
  Brown-Forman Corp.                                 45           3,538
  Campbell Soup                                     279           6,836
  Clorox Co.                                        155           6,611
  Coca Cola Co.                                   1,697          78,758
  Coca-Cola Enterprises                             278           5,046
  Colgate-Palmolive                                 381          22,079
  ConAgra Foods, Inc.                               350           8,260
  Coors (Adolph)                                     24           1,176
  Costco Wholesale Corporation*                     295          10,797
  CVS Corp.                                         258           7,232
  General Mills                                     293          13,891
  Gillette Co.                                      721          22,971
  Heinz (H.J.)                                      233           7,684
  Hershey Foods                                      91           6,339
  Kellogg Co.                                       268           9,211
  Kimberly-Clark                                    367          19,135
  Kroger Co.*                                       552           9,207
  McCormick & Co.                                   100           2,720
  Pepsi Bottling Group                              188           3,764
  PepsiCo Inc.                                    1,188          52,866
  Procter & Gamble                                  865          77,141
  RJ Reynolds Tobacco                                50           1,861
  Safeway Inc.*                                     328           6,711
  Sara Lee Corp.                                    528           9,932
  Supervalu Inc.                                     87           1,855
  Sysco Corp.                                       440          13,218
  UST Inc.                                          107           3,748
  Walgreen Co.                                      666          20,047
  Wal-Mart Stores                                 2,999         160,953
  Winn-Dixie                                         96           1,182

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUTAL FUNDS, INC. - PINNACLE SERIES
  SCHEDULE OF INVESTMENTS                         BALANCED INDEX PORTFOLIO
--------------------------------------------------------------------------

                                                 SHARES           VALUE

CONSUMER STAPLES - 6.56% (CONTINUED)
  Wrigley (Wm) Jr.                                  150  $        8,435
                                                         --------------
                                                                718,913
                                                         --------------
ENERGY - 3.12%
  Amerada Hess                                       60           2,951
  Anadarko Petroleum                                160           7,115
  Apache Corp.                                       92           5,986
  Ashland Inc.                                       47           1,442
  Baker Hughes                                      218           7,318
  BJ Services*                                      100           3,736
  Burlington Resources                              142           7,678
  ChevronTexaco Corp.                               712          51,406
  ConocoPhillips                                    437          23,948
  Devon Energy Corp.                                 81           4,325
  EOG Resources                                      75           3,138
  Exxon Mobil Corp.                               4,528         162,600
  Halliburton Co.                                   293           6,739
  Kerr-McGee                                         70           3,136
  Marathon Oil Corp.                                206           5,428
  Nabors Industries Ltd.*                            98           3,876
  Noble Corporation*                                 90           3,087
  Occidental Petroleum                              244           8,186
  Rowan Cos.*                                        62           1,389
  Schlumberger Ltd.                                 376          17,887
  Sunoco., Inc.                                      59           2,227
  Transocean Inc.*                                  184           4,042
  Unocal Corp.                                      161           4,619
                                                         --------------
                                                                342,259
                                                         --------------
FINANCIALS - 11.19%
  ACE Limited                                       175           6,001
  AFLAC Corporation                                 350          10,763
  Allstate Corp.                                    492          17,540
  Ambac Financial Group                              70           4,638
  American Express                                  883          36,918
  American International Group                    1,782          98,331
  AmSouth Bancorporation                            260           5,678
  Aon Corp.                                         169           4,070
  Apartment Investment & Management                  75           2,595
  Bank of America Corp.                             996          78,714
  Bank of New York                                  488          14,030
  Bank One Corp.                                    792          29,447
  BB&T Corporation                                  259           8,884
  Bear Stearns Cos.                                  73           5,287
  Capital One Financial                             129           6,344
  Charles Schwab                                    947           9,555
  Charter One Financial                             159           4,958
  Chubb Corp.                                       116           6,960
  Cincinnati Financial                              106           3,932
  Citigroup Inc.                                  3,463         148,216
  Comerica Inc.                                     103           4,790
  Countrywide Financial Corp.                        75           5,218
  Equity Office Properties                          275           7,428
  Equity Residential                                200           5,190
  Fannie Mae                                        666          44,915
  Federal Home Loan Mortgage                        460          23,354
  Federated Investors Inc.                           50           1,371
  Fifth Third Bancorp                               374          21,445
  First Tennessee National                          100           4,391
  Fleet Boston Financial Group                      714          21,213
  Franklin Resources                                173           6,759
  Golden West Financial                             105           8,401
  Goldman Sachs Group                               285          23,869
  Hartford Financial Services Group                 142           7,151
  Huntington Bancshares                             161           3,143
                                                 SHARES           VALUE

FINANCIALS - 11.19% (CONTINUED)
  J.P. Morgan Chase & Co.                         1,332  $       45,528
  Janus Capital Group                               147           2,411
  Jefferson-Pilot                                   102           4,229
  John Hancock Financial                            200           6,146
  KeyCorp                                           287           7,252
  Lehman Bros.                                      160          10,637
  Lincoln National                                  127           4,525
  Loews Corp.                                       130           6,148
  Marsh & McLennan                                  356          18,181
  Marshall & Ilsley Corp.                           140           4,281
  MBIA Inc.                                          97           4,729
  MBNA Corp.                                        874          18,214
  Mellon Bank Corp.                                 325           9,019
  Merrill Lynch                                     604          28,195
  MetLife Inc.                                      523          14,811
  MGIC Investment                                    70           3,265
  Moody's Corp                                      107           5,640
  Morgan Stanley                                    748          31,977
  National City Corp.                               401          13,117
  North Fork Bancorporation                         110           3,747
  Northern Trust Corp.                              147           6,143
  Plum Creek Timber Co.                             120           3,114
  PNC Bank Corp.                                    192           9,372
  Principal Financial Group                         200           6,450
  Progressive Corp.                                 144          10,526
  Providian Financial Corp.*                        188           1,741
  Prudential Financial                              350          11,778
  Regions Financial Corp.                           166           5,607
  SAFECO Corp.                                       84           2,964
  Simon Property Group, Inc                         120           4,684
  SLM Corporation                                   312          12,221
  SouthTrust Corp.                                  222           6,038
  St. Paul Cos.                                     140           5,111
  State Street Corp.                                212           8,353
  SunTrust Banks                                    200          11,868
  Synovus Financial                                 187           4,021
  T. Rowe Price Group                                80           3,020
  Torchmark Corp.                                    85           3,166
  Travelers Property Casualty Corp.                 607           9,572
  U.S. Bancorp                                    1,269          31,091
  Union Planters Corporation                        133           4,127
  UnumProvident Corp.                               159           2,132
  Wachovia Corp.                                    916          36,603
  Washington Mutual                                 588          24,284
  Wells Fargo                                     1,170          58,963
  XL Capital                                         85           7,055
  Zions Bancorp                                      67           3,391
                                                         --------------
                                                              1,226,946
                                                         --------------
HEALTH CARE - 8.14%
  Abbott Labs                                     1,058          46,298
  Aetna Inc.                                         93           5,599
  Allergan, Inc.                                     86           6,631
  AmerisourceBergen Corp.                            70           4,855
  Amgen Inc.*                                       841          55,876
  Anthem, Inc.*                                      90           6,944
  Applera Corp-Applied Biosystems Group             138           2,626
  Bard (C.R.) Inc.                                   33           2,353
  Bausch & Lomb                                      35           1,313
  Baxter International Inc.                         384           9,984
  Becton, Dickinson                                 167           6,488
  Biogen, Inc.*                                      98           3,724
  Biomet, Inc.                                      183           5,245
  Boston Scientific*                                270          16,497
  Bristol-Myers Squibb                            1,338          36,327

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               SUMMIT MUTUTAL FUNDS, INC. - PINNACLE SERIES
  BALANCED INDEX PORTFOLIO                          SCHEDULE OF INVESTMENTS
---------------------------------------------------------------------------

                                                 SHARES           VALUE

HEALTH CARE - 8.14% (CONTINUED)
  Cardinal Health, Inc.                             273  $       17,554
  Chiron Corporation*                               116           5,072
  CIGNA Corp.                                       108           5,070
  Forest Laboratories*                              220          12,045
  Genzyme General*                                  140           5,852
  Guidant Corp.                                     203           9,011
  HCA Inc.                                          369          11,823
  Health Management Assoc.                          180           3,321
  Humana Inc.*                                      111           1,676
  IMS Health Inc.                                   196           3,526
  Johnson & Johnson                               2,023         104,589
  King Pharmaceuticals*                             145           2,140
  Lilly (Eli) & Co.                                 747          51,521
  Manor Care Inc.*                                   68           1,701
  McKesson Corp.                                    186           6,648
  MedImmune, Inc.*                                  138           5,019
  Medtronic Inc.                                    822          39,431
  Merck & Co.                                     1,503          91,007
  Millipore Corp.*                                   30           1,331
  Pfizer, Inc.                                    5,371         183,415
  Quest Diagnostics*                                 60           3,828
  Quintiles Transnational*                           76           1,078
  Schering-Plough                                 1,000          18,600
  St Jude Medical*                                  110           6,325
  Stryker Corp.                                     125           8,671
  Tenet Healthcare Corp.*                           310           3,612
  United Health Group Inc.                          428          21,507
  Watson Pharmaceuticals*                            64           2,584
  WellPoint Health Networks*                         82           6,913
  Wyeth                                             897          40,858
  Zimmer Holdings*                                  133           5,992
                                                         --------------
                                                                892,480
                                                         --------------
INDUSTRIALS - 5.66%
  3M Company                                        262          33,793
  Allied Waste Industries*                          125           1,256
  American Power Conversion Corporation*            128           1,996
  American Standard*                                 50           3,697
  Apollo Group, Inc.*                               125           7,720
  Avery Dennison Corp.                               74           3,715
  Block H&R                                         130           5,623
  Boeing Company                                    600          20,592
  Burlington Northern Santa Fe                      270           7,679
  Caterpillar Inc.                                  230          12,802
  Cendant Corporation*                              627          11,487
  Cintas Corporation                                116           4,111
  Cooper Industries, Ltd.                            62           2,561
  Crane Company                                      40             905
  CSX Corp.                                         144           4,333
  Cummins Inc.                                       27             969
  Danaher Corp.                                      94           6,397
  Deere & Co.                                       155           7,084
  Delta Air Lines                                    81           1,189
  Deluxe Corp.                                       48           2,150
  Donnelley (R.R.) & Sons                            81           2,117
  Dover Corp.                                       134           4,015
  Eaton Corp.                                        48           3,773
  Emerson Electric                                  282          14,410
  Equifax Inc.                                       93           2,418
  FedEx Corporation                                 192          11,910
  Fluor Corp.                                        50           1,682
  General Dynamics                                  133           9,643
  General Electric                                6,781         194,479
  Goodrich Corporation                               67           1,407
  Grainger (W.W.) Inc.                               62           2,899
                                                 SHARES           VALUE

INDUSTRIALS - 5.66% (CONTINUED)
  Honeywell International Inc.                      528  $       14,177
  Illinois Tool Works                               199          13,104
  Ingersoll-Rand Co. Ltd.                           107           5,063
  ITT Industries, Inc.                               58           3,797
  Lockheed Martin Corp.                             283          13,462
  Masco Corp.                                       297           7,083
  McDermott International*                           40             253
  Monster Worldwide Inc.*                            64           1,263
  Navistar International Corp.*                      41           1,338
  Norfolk Southern Corp.                            253           4,858
  Northrop Grumman Corp.                             89           7,680
  PACCAR Inc.                                        76           5,135
  Pall Corp.                                         82           1,845
  Parker-Hannifin                                    74           3,107
  Pitney-Bowes                                      170           6,530
  Power-One Inc.*                                    45             322
  Raytheon Co.                                      225           7,389
  Robert Half International*                        111           2,102
  Rockwell Automation, Inc.                         124           2,956
  Rockwell Collins                                  124           3,054
  Ryder System                                       39             999
  Southwest Airlines                                492           8,462
  Textron Inc.                                       95           3,707
  Thomas & Betts Corp.*                              38             549
  Tyco International                              1,317          24,997
  Union Pacific                                     164           9,515
  United Parcel Service                             730          46,498
  United Technologies                               311          22,028
  Waste Management Inc.                             411           9,901
                                                         --------------
                                                                619,986
                                                         --------------
INFORMATION TECHNOLOGY - 8.90%
  ADC Telecommunications, Inc.*                     528           1,229
  Adobe Systems Incorporated                        158           5,067
  Advanced Micro Devices*                           202           1,295
  Agilent Technologies*                             299           5,845
  Altera Corporation*                               264           4,330
  Analog Devices*                                   234           8,148
  Andrew Corp.*                                      53             488
  Apple Computer, Inc.*                             215           4,111
  Applied Materials, Inc.*                        1,068          16,938
  Applied Micro Circuits*                           202           1,222
  Autodesk, Inc.                                     78           1,260
  Automatic Data Processing Inc.                    415          14,052
  Avaya Inc.*                                       179           1,156
  BMC Software*                                     161           2,629
  Broadcom Corporation*                             142           3,537
  CIENA Corporation*                                215           1,116
  Cisco Systems, Inc.*                            4,925          82,198
  Citrix Systems, Inc.*                             122           2,484
  Computer Associates International                 389           8,667
  Computer Sciences Corp.*                          111           4,231
  Compuware Corporation*                            238           1,373
  Comverse Technology, Inc.*                        101           1,518
  Concord EFS Inc.*                                 322           4,740
  Convergys Corp.*                                  101           1,616
  Corning Inc.*                                     729           5,387
  Dell Computer Corporation*                      1,770          56,569
  Electronic Arts Inc.*                             100           7,399
  Electronic Data Systems                           308           6,607
  EMC Corp.*                                      1,497          15,674
  First Data                                        546          22,626
  Fiserv, Inc.*                                     120           4,273
  Gateway Inc.*                                     213             777
  Hewlett-Packard                                 2,088          44,474

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUTAL FUNDS, INC. - PINNACLE SERIES
  SCHEDULE OF INVESTMENTS                          BALANCED INDEX PORTFOLIO
---------------------------------------------------------------------------

                                                 SHARES           VALUE

INFORMATION TECHNOLOGY - 8.90%
(CONTINUED)
  Intel Corporation                               4,605  $       95,710
  International Business Machines                 1,172          96,690
  Intuit Inc.*                                      127           5,655
  Jabil Circuit*                                    143           3,160
  JDS Uniphase Corporation*                         873           3,064
  KLA-Tencor Corporation*                           123           5,718
  Lexmark International Inc*                         85           6,015
  Linear Technology Corporation                     206           6,635
  LSI Logic*                                        242           1,713
  Lucent Technologies*                            2,485           5,045
  Maxim Integrated Products, Inc.                   187           6,394
  Mercury Interactive Corporation*                   53           2,046
  Micron Technology*                                367           4,268
  Microsoft Corporation                           7,222         184,955
  Molex Incorporated                                130           3,509
  Motorola Inc.                                   1,495          14,098
  National Semiconductor*                           117           2,307
  NCR Corp.*                                         63           1,614
  Network Appliance, Inc.*                          201           3,258
  Novell Inc.*                                      218             671
  Novellus Systems, Inc.*                            86           3,149
  NVIDIA Corporation*                               100           2,301
  Oracle Corporation*                             3,830          46,037
  Parametric Technology Corp.*                      182             555
  Paychex, Inc.                                     245           7,181
  PeopleSoft, Inc.*                                 182           3,201
  PerkinElmer                                        64             884
  PMC-Sierra Inc.*                                  102           1,196
  QLogic Corporation*                                50           2,417
  QUALCOMM Incorporated                             490          17,518
  Sabre Holding Corp.                                85           2,095
  Sanmina-SCI Corporation*                          346           2,183
  Scientific-Atlanta                                105           2,503
  Siebel Systems, Inc.*                             294           2,805
  Solectron*                                        564           2,109
  Sun Microsystems, Inc.*                         2,203          10,134
  SunGard Data Systems*                             170           4,405
  Symantec Corporation*                             100           4,386
  Symbol Technologies                               135           1,756
  Tektronix Inc.*                                    64           1,382
  Tellabs, Inc.*                                    271           1,780
  Teradyne Inc.*                                    114           1,973
  Texas Instruments                               1,184          20,844
  Thermo Electron*                                  114           2,396
  Unisys Corp.*                                     206           2,530
  VERITAS Software Corporation*                     258           7,397
  Waters Corporation*                               100           2,913
  Xerox Corp.*                                      440           4,660
  Xilinx, Inc.*                                     212           5,366
  Yahoo! Inc.*                                      359          11,761
                                                         --------------
                                                                975,378
                                                         --------------
MATERIALS - 1.46%
  Air Products & Chemicals                          152           6,323
  Alcoa Inc                                         571          14,561
  Allegheny Technologies Inc                         55             363
  Ball Corp.                                         40           1,820
  Bemis Company                                      35           1,638
  Boise Cascade                                      38             908
  Dow Chemical                                      590          18,266
  Du Pont (E.I.)                                    693          28,857
  Eastman Chemical                                   51           1,615
  Ecolab Inc.                                       172           4,403
  Engelhard Corp.                                    84           2,081
  Freeport-McMoRan Copper & Gold                    106           2,597
                                                 SHARES           VALUE

MATERIALS - 1.46% (CONTINUED)
  Georgia-Pacific Group                             154  $        2,918
  Great Lakes Chemical Corp.                         36             734
  Hercules, Inc.*                                    71             703
  International Flavors & Fragrances                 68           2,171
  International Paper                               319          11,398
  Louisiana-Pacific Corp.*                           69             748
  MeadWestvaco Corporation                          132           3,260
  Monsanto Co.                                      150           3,246
  Newmont Mining Corp. (Hldg. Co.)                  261           8,473
  Nucor Corp.                                        56           2,736
  Pactiv Corp.*                                     112           2,208
  Phelps Dodge*                                      52           1,994
  PPG Industries                                    115           5,835
  Praxair, Inc.                                     104           6,250
  Rohm & Haas                                       144           4,468
  Sealed Air Corp.*                                  55           2,621
  Sigma-Aldrich Corporation                          56           3,034
  Temple-Inland                                      35           1,502
  United States Steel Corp.                          58             949
  Vulcan Materials                                   67           2,484
  Weyerhaeuser Corp.                                154           8,316
  Worthington Industries Inc.                        57             764
                                                         --------------
                                                                160,244
                                                         --------------
TELECOMMUNICATION SERVICES - 2.13%
  ALLTEL Corp.                                      208          10,030
  AT&T Corp.                                        499           9,606
  AT&T Wireless Services*                         1,804          14,811
  BellSouth                                       1,278          34,033
  Century Telephone                                  93           3,241
  Citizens Communications*                          171           2,204
  Nextel Communications, Inc.*                      611          11,047
  Qwest Communications Int*                       1,133           5,416
  SBC Communications Inc.                         2,259          57,717
  Sprint Corp. FON                                  580           8,352
  Sprint Corp. PCS*                                 638           3,669
  Verizon Communications                          1,847          72,863
                                                         --------------
                                                                232,989
                                                         --------------
UTILITIES - 1.48%
  AES Corp.*                                        360           2,286
  Allegheny Energy                                   70             592
  Ameren Corporation                                 91           4,013
  American Electric Power                           213           6,354
  Calpine Corp.*                                    200           1,320
  CenterPoint Energy                                195           1,589
  CINergy Corp.                                     105           3,863
  CMS Energy                                         80             648
  Consolidated Edison                               140           6,059
  Constellation Energy Group                         99           3,396
  Dominion Resources                                157          10,090
  DTE Energy Co.                                     94           3,632
  Duke Energy                                       486           9,696
  Dynegy Inc.*                                      201             844
  Edison International*                             220           3,615
  El Paso Corp.                                     326           2,634
  Entergy Corp.                                     152           8,023
  Exelon Corp.                                      215          12,859
  FirstEnergy Corp.                                 205           7,882
  FPL Group                                         118           7,888
  Keyspan Energy                                     93           3,297
  Kinder Morgan                                      65           3,552
  Mirant Corporation*                               224             650
  NICOR Inc.                                         31           1,150
  NiSource Inc.                                     139           2,641

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               SUMMIT MUTUTAL FUNDS, INC. - PINNACLE SERIES
  BALANCED INDEX PORTFOLIO                          SCHEDULE OF INVESTMENTS
---------------------------------------------------------------------------

                                                 SHARES           VALUE

UTILITIES - 1.48% (CONTINUED)
  Peoples Energy                                     23  $          986
  PG&E Corp.*                                       255           5,393
  Pinnacle West Capital                              56           2,097
  PPL Corp.                                          95           4,085
  Progress Energy, Inc.                             138           6,058
  Public Services Enterprise Inc.                   143           6,042
  Sempra Energy                                     135           3,852
  Southern Co.                                      463          14,428
  TECO Energy                                       100           1,199
  TXU Corp.                                         174           3,906
  Williams Cos.                                     347           2,741
  Xcel Energy Inc                                   223           3,354
                                                         --------------
                                                                162,714
                                                         --------------
    Total Common Stocks
       (cost $7,595,245)                                      5,993,751
                                                         --------------

UNIT INVESTMENT TRUST - 2.10%
  S&P 500 Depositary Receipt                        462         230,602
                                                         --------------
    Total Unit Investment Trust (cost
       $223,879)                                                230,602
                                                         --------------

                                              PRINCIPAL           VALUE

U.S. TREASURY OBLIGATIONS - 11.43%
U.S. TREASURY NOTES - 11.43%
  6.500% due 05/15/05                     $     200,000  $      219,344
  5.500% due 02/15/08                           200,000         227,883
  5.500% due 05/15/09                           100,000         115,180
  6.000% due 08/15/09                            50,000          58,979
  5.750% due 08/15/10                            80,000          93,641
  4.375% due 08/15/12                           275,000         294,862
  6.125% due 11/15/27                           200,000         243,453
                                                         --------------
    Total U.S. Treasury Obligations
       (cost $1,167,899)                                      1,253,342
                                                         --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -
9.48%
FEDERAL HOME LOAN MORTGAGE
CORPORATION - 9.48%
  3.500% due 09/15/07                           600,000         627,253
  5.000% due 05/01/18                           398,507         411,952
                                                         --------------
    Total U.S. Government Agency
       Obligations
       (cost $1,046,669)                                      1,039,205
                                                         --------------
MORTGAGE-BACKED SECURITIES - 7.68%
FEDERAL HOME LOAN MORTGAGE
CORPORATION - 7.68%
  FNCL (7.000% due 07/01/29)                    608,821         641,459
  FNCL (6.500% due 08/01/32)                    192,226         200,459
                                                         --------------
    Total Mortgage-Backed Securities
       (cost $806,167)                                          841,918
                                                         --------------
                                              PRINCIPAL           VALUE


CORPORATE BONDS - 9.25%
BANK, BANK HOLDING COMPANIES & OTHER
BANK SERVICES - 1.48%
  Key Bank (5.000% due 07/17/07)          $     150,000  $      162,516
                                                         --------------
CAPITAL GOODS - 1.06%
  Honeywell International (7.500% due
     03/01/10)                                   50,000          61,099
  Masco Corp. (5.875% due 07/15/12)              50,000          55,526
                                                         --------------
                                                                116,625
                                                         --------------
CONSUMER CYCLICALS - 1.65%
  Amgen (6.500% due 12/01/07)                    50,000          56,582
  Ford Motor Credit Corp. (6.375% due
     02/01/29)                                  154,000         124,516
                                                         --------------
                                                                181,098
                                                         --------------
CONSUMER NON-DURABLE - 0.76%
  Campbell Soup Co. (5.500% due
     03/15/07)                                   75,000          82,662
                                                         --------------
MANUFACTURING - 3.18%
  Champion International Corp.(7.200%
     due 11/01/26)                              138,000         162,850
  Rohm & Haas Co.(6.950% due 07/15/04)          100,000         105,168
  Weyerhauser Co. (5.250% due 12/15/09)          75,000          80,252
                                                         --------------
                                                                348,270
                                                         --------------
TELECOMMUNICATION - 1.12%
  Citizen Communications (9.250% due
     05/15/11)                                   50,000          64,698
  Public Services Inc. (6.625% due
     02/15/11)                                   50,000          57,960
                                                         --------------
                                                                122,658
                                                         --------------
    Total Corporate Bonds
       (cost $916,356)                                        1,013,829
                                                         --------------

                                                 SHARES           VALUE

SHORT-TERM INVESTMENTS - 6.84%(3)
NORTHERN TRUST DIVERSIFIED ASSETS
PORTFOLIO - 1.83%                               201,260  $      201,260
                                                         --------------

                                              PRINCIPAL           VALUE

U.S. TREASURY BILL - 5.01%
U.S. Treasury Bill
  (1.140% due 09/18/03)                   $     550,000  $      548,962
                                                         --------------
    Total Short-Term Investments
       (cost $750,222)                                          750,222
                                                         --------------
TOTAL INVESTMENTS - 101.46%
   (cost $12,506,437)(1)                                     11,122,869
                                                         --------------
NORTHERN INSTITUTIONAL LIQUID ASSET
PORTFOLIO(2) - 18.11%                                         1,985,111
                                                         --------------
OTHER ASSETS AND LIABILITIES - (19.57%)                      (2,144,926)
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $   10,963,054
                                                         ==============

-------------

*    Non-income producing
(1) For federal income tax purposes, cost is $12,568,337 and gross unrealized appreciation and depreciation of securities as of June 30, 2003 was $709,131 and ($2,154,599), respectively.
(2) This security was purchased with cash collateral held from securities lending.
(3) Securities and other assets with an aggregate value of $486,650 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of June 30, 2003:

                                                         UNREALIZED
                                                      APPRECIATION/
TYPE                                      CONTRACTS  (DEPRECIATION)
-------------------------------------------------------------------
S&P 500 Index (09/03)                           2       $(20,300)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUTAL FUNDS, INC. - PINNACLE SERIES
  SCHEDULE OF INVESTMENTS                        NASDAQ-100 INDEX PORTFOLIO
---------------------------------------------------------------------------

JUNE 30, 2003

(UNAUDITED)

                                                 SHARES           VALUE

COMMON STOCKS - 79.14%
BASIC INDUSTRIES - 0.58%
  Sigma-Aldrich Corporation                         887  $       48,058
  Smurfit-Stone Container Corporation*            3,101          40,406
                                                         --------------
                                                                 88,464
                                                         --------------
CAPITAL GOODS - 2.06%
  Maxim Integrated Products, Inc.                 5,862         200,421
  PACCAR Inc.                                     1,685         113,839
                                                         --------------
                                                                314,260
                                                         --------------
CONSUMER DURABLES - 0.21%
  Gentex Corporation*                             1,027          31,436
                                                         --------------
CONSUMER NON-DURABLES - 0.62%
  Cintas Corporation                              2,649          93,881
                                                         --------------
CONSUMER SERVICES - 14.98%
  Amazon.com, Inc.*                               3,340         121,877
  Apollo Group, Inc.*                             2,288         141,307
  Bed Bath & Beyond Inc.*                         5,121         198,746
  CDW Corporation*                                1,130          51,754
  Comcast Corp.*                                 12,285         370,761
  Costco Wholesale Corporation*                   3,106         113,680
  Dollar Tree Stores, Inc.*                       1,422          45,120
  eBay Inc.*                                      3,062         318,999
  Fastenal Company                                  939          31,870
  Henry Schein, Inc.*                               530          27,740
  InterActiveCorp*                                6,748         267,018
  Lamar Advertising Company*                      1,055          37,147
  Monster Worldwide Inc.*                         1,544          30,463
  PanAmSat Corporation*                           2,618          48,250
  PETsMART, Inc.*                                 1,787          29,789
  Ross Stores, Inc.                                 989          42,270
  Staples, Inc.*                                  4,118          75,565
  Starbucks Corporation*                          6,983         171,222
  Whole Foods Market, Inc.*                         741          35,220
  Yahoo! Inc.*                                    3,677         120,459
                                                         --------------
                                                              2,279,257
                                                         --------------
ENERGY - 0.23%
  Patterson-UTI Energy, Inc.*                     1,070          34,668
                                                         --------------
HEALTH CARE - 12.45%
  Amgen Inc.*                                     7,799         518,166
  Biogen, Inc.*                                   2,372          90,136
  Biomet, Inc.                                    4,516         129,429
  Cephalon, Inc.*                                   654          26,919
  Chiron Corporation*                             3,386         148,036
  DENTSPLY International Inc.                       973          39,796
  Express Scripts, Inc.*                            900          61,488
  First Health Group Corp.*                       1,279          35,300
  Genzyme General*                                3,485         145,671
  Gilead Sciences, Inc.*                          2,507         139,339
  Human Genome Sciences, Inc.*                    1,662          21,141
  ICOS Corporation*                                 781          28,702
  IDEC Pharmaceuticals Corporation*               2,173          73,882
  Invitrogen Corporation*                           607          23,291
  Lincare Holdings Inc.*                          1,320          41,593
  MedImmune, Inc.*                                3,485         126,749
                                                 SHARES           VALUE

HEALTH CARE - 12.45% (CONTINUED)
  Millennium Pharmaceuticals, Inc.*               4,151  $       65,295
  Patterson Dental Company*                         844          38,301
  Teva Pharmaceutical Industries Limited          2,474         140,845
                                                         --------------
                                                              1,894,079
                                                         --------------
PUBLIC UTILITIES - 1.96%
  Nextel Communications, Inc.*                   16,547         299,170
                                                         --------------
TECHNOLOGY - 45.26%
  ADC Telecommunications, Inc.*                  12,960          30,171
  Adobe Systems Incorporated                      2,932          94,029
  Altera Corporation*                             6,964         114,210
  American Power Conversion Corporation*          2,552          39,786
  Apple Computer, Inc.*                           6,510         124,471
  Applied Materials, Inc.*                       11,083         175,776
  BEA Systems, Inc.*                              4,927          53,507
  Broadcom Corporation*                           2,410          60,033
  Brocade Communications Systems, Inc.*           3,383          19,926
  Check Point Software Technologies
     Ltd.*                                        3,111          60,820
  CIENA Corporation*                              6,663          34,581
  Cisco Systems, Inc.*                           32,398         540,723
  Citrix Systems, Inc.*                           2,632          53,588
  Compuware Corporation*                          3,019          17,420
  Comverse Technology, Inc.*                      2,523          37,921
  Dell Computer Corporation*                     12,290         392,788
  EchoStar Communications Corporation*            3,243         112,273
  Electronic Arts Inc.*                           1,868         138,213
  Fiserv, Inc.*                                   3,110         110,747
  Flextronics International Ltd.*                 7,299          75,837
  Intel Corporation                              29,687         617,015
  Intuit Inc.*                                    3,356         149,443
  JDS Uniphase Corporation*                      20,738          72,790
  Juniper Networks, Inc.*                         3,205          39,646
  KLA-Tencor Corporation*                         2,985         138,773
  Linear Technology Corporation                   5,416         174,449
  LM Ericsson Telephone Company*                  1,684          17,901
  Mercury Interactive Corporation*                1,165          44,981
  Microchip Technology Incorporated               2,191          53,964
  Microsoft Corporation                          47,705       1,221,725
  Molex Incorporated                              1,272          34,331
  Network Appliance, Inc.*                        4,594          74,469
  Novellus Systems, Inc.*                         1,974          72,290
  NVIDIA Corporation*                             2,207          50,783
  Oracle Corporation*                            28,247         339,529
  Paychex, Inc.                                   4,622         135,471
  PeopleSoft, Inc.*                               5,726         100,720
  Pixar*                                            670          40,763
  QLogic Corporation*                             1,238          59,833
  QUALCOMM Incorporated                          12,319         440,404
  RF Micro Devices, Inc.*                         2,701          16,260
  Sanmina-SCI Corporation*                        7,056          44,523
  Siebel Systems, Inc.*                           7,377          70,377
  Sun Microsystems, Inc.*                        17,995          82,777
  Symantec Corporation*                           1,999          87,676
  Synopsys, Inc.*                                   888          54,923
  Tellabs, Inc.*                                  3,045          20,006
  VeriSign, Inc.*                                 2,899          40,093
  VERITAS Software Corporation*                   5,449         156,220
  Xilinx, Inc.*                                   5,795         146,671
                                                         --------------
                                                              6,885,626
                                                         --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               SUMMIT MUTUTAL FUNDS, INC. - PINNACLE SERIES
  NASDAQ-100 INDEX PORTFOLIO                        SCHEDULE OF INVESTMENTS
---------------------------------------------------------------------------

                                                 SHARES           VALUE

TRANSPORTATION - 0.79%
  C.H. Robinson Worldwide, Inc.                   1,081  $       38,440
  Expeditors International of
     Washington, Inc.                             1,325          45,899
  Ryanair Holdings plc*                             787          35,336
                                                         --------------
                                                                119,675
                                                         --------------
    Total Common Stocks
       (cost $17,061,965)                                    12,040,516
                                                         --------------

UNIT INVESTMENT TRUST(3) - 4.38%
  Nasdaq 100 Shares*                             21,254         666,507
                                                         --------------
    Total Unit Investment Trust
       (cost $562,885)                                          666,507
                                                         --------------
                                                 SHARES           VALUE

SHORT-TERM INVESTMENTS(3) - 16.27%
NORTHERN TRUST DIVERSIFIED ASSETS
PORTFOLIO - 5.12%                               778,441  $      778,441
                                                         --------------
                                              PRINCIPAL           VALUE

U.S. TREASURY BILL - 11.15%
  (1.140% due 09/18/03)                   $   1,700,000  $    1,696,792
                                                         --------------
    Total Short-Term Investments
       (cost $2,475,233)                                      2,475,233
                                                         --------------
TOTAL INVESTMENTS - 99.79%
   (cost $20,100,083)(1)                                     15,182,256
                                                         --------------
NORTHERN INSTITUTIONAL LIQUID ASSET
PORTFOLIO(2) - 8.67%                                          1,319,606
                                                         --------------
OTHER ASSETS AND LIABILITIES - (8.46%)                       (1,287,823)
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $   15,214,039
                                                         ==============

-------------
*  Non-income producing

(1) For federal income tax purposes, cost is $20,868,503 and gross unrealized appreciation and depreciation of securities as of June 30,2003 was $612,653 and ($6,298,900), respectively.
(2) This security was purchased with cash collateral held from securities lending.
(3) Securities and other assets with an aggregate value of $2,481,270 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of June 30, 2003:

                                                         UNREALIZED
                                                      APPRECIATION/
TYPE                                      CONTRACTS  (DEPRECIATION)
-------------------------------------------------------------------
Nasdaq-100 Index (09/03)                       18       $(73,560)
Nasdaq-100 Index Mini (09/03)                  13       $(11,050)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
  SCHEDULE OF INVESTMENTS           RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------

JUNE 30, 2003

(UNAUDITED)

                                                 SHARES           VALUE

COMMON STOCKS - 82.06%
BASIC MATERIALS - 2.96%
  A. Schulman Inc.                                  555  $        8,913
  Aceto Corp                                        167           3,510
  AK Steel Holding Corp.*                         1,823           6,599
  Albemarle Corp.                                   600          16,782
  Allegheny Technologies Inc                      1,523          10,052
  AMCOL International Corp.                         360           2,880
  Arch Chemicals Inc.                               371           7,086
  Brush Engineered Materials Inc.*                  251           2,096
  Buckeye Technologies Inc.*                        502           3,414
  Cabot Microelectronics Corp.*                     346          17,463
  Caraustar Industries Inc.*                        493           3,949
  Carpenter Technology Corp.                        376           5,866
  Century Aluminum Co.                              232           1,631
  Cleveland-Cliffs Inc.*                            171           3,052
  Coeur Dalene Mines Corp*                        2,790           3,878
  Crompton Corp.                                  2,152          15,172
  Deltic Timber Corp.                               181           5,149
  Ethyl Corp*                                       275           2,736
  Ferro Corp.                                       668          15,050
  FMC Corp.*                                        662          14,981
  Georgia Gulf Corp.                                524          10,375
  Gibraltar Steel Corp.                             178           3,645
  Glatfelter                                        535           7,891
  Great Lakes Chemical Corp.                        681          13,892
  H.B. Fuller Co.                                   534          11,759
  Hecla Mining Co.*                               2,058           8,705
  Hercules, Inc.*                                 1,702          16,850
  IMC Global Inc.                                 2,039          13,682
  Liquidmetal Technologies*                         322           1,652
  Longview Fibre Co.                                961           7,880
  Louisiana-Pacific Corp.*                        1,968          21,333
  MacDermid Inc.                                    510          13,413
  Material Sciences Corp.*                          147           1,426
  Millennium Chemicals Inc.                       1,195          11,364
  Minerals Technologies Inc.                        327          15,912
  NL Industries Inc.                                138           2,346
  Octel Corp.                                       188           2,613
  Olin Corp.                                      1,012          17,305
  Om Group Inc                                      534           7,866
  Omnova Solutions Inc.*                            619           2,501
  PolyOne Corp.                                   1,726           7,681
  Pope & Talbot Inc.                                294           3,249
  Potlatch Corp.                                    493          12,695
  Quaker Chemical Corp.                             148           3,707
  Reliance Steel & Aluminum Co.                     451           9,336
  Rock-Tenn Co.                                     460           7,797
  Royal Gold Inc.                                   301           6,468
  RTI International Metals Inc.*                    357           3,866
  Ryerson Tull Inc.                                 408           3,582
  Schnitzer Steel Industries Inc.                    85           3,750
  Schweitzer-Mauduit International Inc.             278           6,711
  Solutia Inc.                                    1,970           4,295
  Spartech Corp.                                    434           9,205
  Steel Dynamics Inc.*                              706           9,672
  Stepan Co.                                         97           2,192
  Stillwater Mining Co.*                            827           4,251
  Symyx Technologies Inc.*                          436           7,116
                                                 SHARES           VALUE

BASIC MATERIALS - 2.96% (CONTINUED)
  USEC Inc.                                       1,545  $       10,846
  Valhi Inc.                                        503           4,839
  W.R. Grace & CO.*                               1,233           5,438
  Wausau-Mosinee Paper Corp.                        694           7,773
  Wellman Inc.                                      600           6,720
                                                         --------------
                                                                483,858
                                                         --------------
COMMUNICATIONS - 7.50%
  1-800 Contacts Inc.*                              100           2,448
  1-800-FLOWERS.COM Inc.*                           353           2,909
  4 Kids Entertainment Inc.*                        228           4,241
  ACME Communications Inc.*                         157           1,193
  Adaptec Inc*                                    2,017          15,692
  Advo Inc.*                                        375          16,650
  Aeroflex Inc.*                                    983           7,608
  Aether Systems Inc.*                              685           3,357
  Agile Software Corp.*                             813           7,845
  Akamai Technologies Inc.*                       1,934           9,399
  Allen Telecom Inc.*                               524           8,656
  Alloy Inc.*                                       643           4,147
  Anaren Microwave Inc.*                            418           3,917
  Anixter International Inc.*                       585          13,707
  APAC Customer Services Inc.*                      565           1,441
  Applied Signal Technology                         165           2,805
  Ariba Inc.                                      5,050          14,999
  Arris Group Inc.*                               1,000           4,960
  Asiainfo Holdings Inc.*                           559           4,584
  Ask Jeeves Inc*                                   651           8,951
  Aspect Communications Corp.*                      578           2,237
  Asyst Technologies Inc.*                          493           5,379
  At Road Inc.*                                     489           5,340
  Audiovox Corp.                                    313           3,502
  Autobytel Inc*                                    525           2,368
  Avanex Corp.*                                   1,087           4,348
  Beasley Broadcast Group Inc.*                      77           1,053
  Black Box Corp.                                   320          11,584
  Boston Communications Group Inc.*                 301           5,156
  Broadvision Inc*                                  483           3,019
  Cable Design Technologies Corp.*                  800           5,720
  C-COR.net Corp.*                                  593           2,906
  Centennial Communications Corp.*                  202             808
  Centillium Communications Inc.*                   551           5,460
  Charter Communications, Inc.                    4,878          19,366
  Cincinnati Bell Inc*                            3,234          21,668
  Cmgi Inc*                                       6,945          11,598
  CNET Networks Inc.*                             1,901          11,843
  Commonwealth Telephone Enterprises
     Inc.*                                          407          17,896
  CommScope Inc.*                                   971           9,225
  Computer Network Technology Corp.*                508           4,115
  Comtech Telecommunications*                       142           4,010
  Corvis Corporation*                             5,754           8,631
  Courier Corp.                                      71           3,657
  Crown Media Holdings Inc.*                        236             975
  CT Communications Inc.                            330           3,548
  Cumulus Media Inc-*                               809          15,314
  D & E Communications Inc                          242           2,771
  Digital Generation Systems*                       541           1,039
  Digital Insight Corp.*                            547          10,420
  Digital River Inc.*                               476           9,187
  Digitalthink Inc*                                 662           2,085
  Digitas Inc.*                                     292           1,448
  Ditech Communications Corp*                       487           2,425

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                               SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------

                                                 SHARES           VALUE

COMMUNICATIONS - 7.50% (CONTINUED)
  drugstore.com inc.*                               596  $        3,481
  E.piphany Inc.*                                 1,047           5,350
  EarthLink Inc.*                                 2,218          17,500
  Ecollege.Com Inc*                                 219           2,514
  E-Loan Inc*                                       841           4,903
  Emmis Communications*                             835          19,159
  EMS Technologies Inc.*                            201           2,667
  Enterasys Networks Inc.*                        3,822          11,581
  Entrust Inc.*                                     912           2,681
  eResearch Technology Inc.*                        337           7,468
  eSpeed Inc.*                                      443           8,754
  Extreme Networks Inc.*                          1,815           9,620
  F5 Networks Inc.*                                 418           7,043
  Findwhat.Com*                                     209           3,958
  Finisar Corp.*                                  2,593           4,019
  Fisher Communications Inc.*                        93           4,549
  Foundry Networks Inc.*                            738           7,749
  FreeMarkets Inc.*                                 697           4,851
  FTD Inc*                                           58           1,169
  General Communications Inc.*                      830           7,188
  Golden Telecom Inc.*                              236           5,296
  Gray Television, Inc.                             751           9,312
  Grey Global Group Inc.                             17          13,133
  GSI Commerce Inc.*                                290           1,937
  Harmonic Inc.*                                  1,138           4,632
  Harris Interactive Inc.*                          799           5,265
  Hickory Tech Corp.                                243           2,722
  Hollinger International Inc.                      789           8,498
  Homestore Inc.*                                 1,636           2,896
  Hungarian Telephone & Cable*                       63             617
  Hypercom Corp.*                                   489           2,029
  Inet Technologies Inc.*                           245           2,443
  Infonet Services Corp.*                         1,284           2,042
  Information Holdings Inc.*                        238           4,344
  Infospace Inc*                                    477           6,473
  Insight Communications Co. Inc.*                  836          11,018
  Interland, Inc.*                                2,275           2,230
  Internet Security Systems Inc.*                   699          10,129
  Interwoven Inc.*                                1,936           4,298
  Intrado Inc.*                                     272           4,295
  Ixia*                                             432           2,778
  j2 Global Communications Inc.*                    156           7,173
  Jni Corp*                                         432           2,151
  Journal Register Co.*                             584          10,565
  Kana Software Inc*                                434           1,306
  Keynote Systems Inc.*                             361           3,783
  Kvh Industries Inc*                               183           4,526
  LendingTree Inc.*                                 316           7,736
  Liberty Corp.                                     306          13,005
  Lightbridge Inc.*                                 511           4,476
  LIN TV Corp*                                      503          11,846
  Lionbridge Technologies Inc*                      425           2,163
  LodgeNet Entertainment Corp.*                     197           2,157
  LookSmart Ltd.*                                 1,435           4,061
  MarketWatch.Com Inc*                              112             936
  Martha Stewart Living Omnimedia Inc.*             228           2,141
  MasTec Inc.*                                      371           2,137
  MatrixOne Inc.*                                   809           4,644
  McLeod USA Inc.*                                1,148           1,688
  Mediacom Communications Corp.*                    942           9,298
  Metro One Telecommunications Inc.*                352           1,816
  Mindspeed Tech*                                 1,680           4,536
                                                 SHARES           VALUE

COMMUNICATIONS - 7.50% (CONTINUED)
  MRV Communications Inc.*                        1,869  $        3,757
  Neoforma Inc.*                                    147           1,605
  Net.Bank Inc.                                     903          11,883
  Net2Phone Inc.*                                   467           2,022
  Netegrity Inc.*                                   481           2,809
  Netflix Inc.*                                     200           5,110
  NetRatings Inc.*                                  190           1,737
  Network Equipment Tech Inc*                       426           3,587
  New Focus Inc.*                                 1,057           3,953
  Newport Corporation*                              728          10,774
  NIC Inc.*                                         554           1,618
  Nii Holdings Inc*                                 224           8,572
  North Pittsburgh Systems Inc.                     282           4,250
  Openwave Systems Inc.*                          3,399           6,628
  Oplink Communications Inc.*                     2,078           3,886
  Opsware Inc*                                      900           3,618
  Optical Communications Products Inc.*             298             536
  Overstock.com Inc.*                               166           2,409
  Overture Services Inc.*                         1,199          21,738
  Paxson Communications Corp.*                      557           3,336
  PC-Tel Inc.*                                      370           4,388
  Pegasus Communications Corp*                       59           1,720
  Plantronics Inc.*                                 754          16,339
  Playboy Enterprises Inc.*                         274           3,726
  Portal Software Inc.*                           2,343           4,686
  Powerwave Technologies Inc.*                    1,241           7,781
  Price Communications Corp.*                       760           9,812
  Priceline.Com Inc*                                388           8,687
  PRIMEDIA Inc.*                                  2,776           8,467
  Primus Telecommunications Group*                  924           4,749
  ProQuest Co.*                                     447          11,533
  Proxim Corp.*                                   2,288           3,340
  PTEK Holdings Inc.*                               803           3,895
  Pulitzer Inc.                                      86           4,250
  R.H. Donnelley Corp.*                             373          13,603
  Raindance Communications Inc.*                    899           2,239
  RCN Corp.*                                      1,019           2,018
  Regent Communications Inc.*                       656           3,870
  Register.com Inc.*                                615           3,604
  Remec Inc.*                                     1,075           7,482
  Riverstone Networks Inc.                        2,457           2,899
  RSA Security Inc.*                                897           9,643
  S1 Corp.*                                       1,305           5,272
  Safeguard Scientifics Inc.*                     2,245           6,062
  Safenet Inc*                                      161           4,505
  Saga Communications Inc.*                         255           4,960
  Salem Communications Corp.*                       163           3,262
  Sapient Corp.*                                  1,455           4,030
  Sba Communications Corp*                          815           2,478
  Secure Computing Corp.*                           601           5,247
  SeeBeyond Technology Corp.*                       903           2,086
  Shenandoah Telecommunications Co.                  61           2,926
  Sinclair Broadcast Group Inc.*                    715           8,301
  Sohu.Com Inc*                                     318          10,863
  SonicWALL Inc.*                                   970           4,656
  Sonus Networks Inc.*                            3,729          18,757
  Spanish Broadcasting System Inc.*                 595           4,849
  SpectraLink Corp.*                                301           2,974
  Stamps.com Inc.*                                  687           3,298
  Stellent Inc*                                     331           1,787
  Stratex Networks, Inc.*                         1,559           4,989
  Supportsoft Inc*                                  466           3,020

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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  SCHEDULE OF INVESTMENTS            RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
---------------------------------------------------------------------------

                                                 SHARES           VALUE

COMMUNICATIONS - 7.50% (CONTINUED)
  SureWest Communications                           274  $        8,289
  Sycamore Networks Inc.*                         3,106          11,896
  Symmetricom Inc*                                  708           3,115
  Tekelec*                                          958          10,825
  Tellium Inc.*                                   1,829           1,701
  Terayon Communication Systems Inc.*             1,230           3,358
  Thestreet.Com Inc*                                239           1,123
  Thomas Nelson Inc.*                               150           1,875
  TIBCO Software Inc.*                            1,579           8,037
  Time Warner Telecom Inc.*                         753           4,797
  Tollgrade Communications Inc.*                    255           4,756
  Triton PCS Holdings Inc.*                         414           2,091
  TriZetto Group Inc.*                              583           3,521
  Turnstone Systems Inc.*                           636           1,596
  United Online Inc.*                               536          13,582
  Value Line Inc.                                    26           1,277
  ValueClick Inc.*                                1,242           7,489
  ValueVision Media Inc.*                           318           4,334
  Verity Inc.*                                      394           4,988
  Verso Technologies Inc*                         1,688           3,055
  ViaSat Inc.*                                      391           5,607
  Vignette Corp.*                                 3,883           8,077
  Vitria Technology Inc*                            346           1,983
  Warwick Valley Telephone Co                        34           2,789
  WatchGuard Technologies Inc.*                     618           2,843
  WebEx Communications, Inc.*                       453           6,319
  webMethods Inc.*                                  860           6,992
  Websense Inc.*                                    370           5,794
  Westell Technologies Inc*                         833           7,205
  Western Wireless Corp.*                           990          11,415
  Wiltel Communications*                            495           7,296
  World Wrestling Entertainment Inc.                228           2,346
  Young Broadcasting Inc.*                          236           4,987
                                                         --------------
                                                              1,226,584
                                                         --------------
CONSUMER CYCLICAL - 11.98%
  7-Eleven Inc.*                                    433           4,568
  A.C. Moore Arts & Crafts Inc.*                    237           4,747
  A.S.V. Inc*                                       124           1,803
  Action Performance Cos.                           289           5,491
  Advanced Marketing Services Inc.                  275           3,575
  Aeropostale Inc.*                                 359           7,711
  AFC Enterprises Inc.                              247           4,011
  Aftermarket Technology Corp.*                     264           2,775
  AirTran Holdings Inc.*                          1,242          13,004
  Alaska Air Group Inc.*                            443           9,502
  Alliance Gaming Corp.*                            929          17,567
  Ambassadors Group Inc.*                            98           1,369
  Ambassadors International*                        112           1,344
  AMC Entertainment Inc.*                           584           6,681
  America West Holdings Corp*                       560           1,305
  American Eagle Outfitters*                        983          18,028
  American Greetings*                             1,160          22,782
  American Woodmark Corp.                           103           4,796
  Americas Car-Mart Inc*                             76           1,382
  Ameristar Casinos Inc.*                           201           4,291
  Angelica Corp.                                    166           2,814
  AnnTaylor Stores Corp.*                           839          24,289
  Applica Inc.*                                     360           3,060
  Arctic Cat Inc.                                   279           5,346
  Argosy Gaming Co.*                                429           8,970
  Asbury Automotive Group Inc.*                     228           3,073
                                                 SHARES           VALUE

CONSUMER CYCLICAL - 11.98% (CONTINUED)
  Atlantic Coast Airlines Holdings Inc.*            782  $       10,549
  Aviall Inc.*                                      372           4,230
  Aztar Corp.*                                      531           8,554
  Bally Total Fitness Holding Corp.*                561           5,066
  Bandag Inc.                                       215           8,013
  Bassett Furniture Industries Inc.                 189           2,510
  Beazer Homes USA Inc.*                            246          20,541
  bebe Stores Inc.*                                  88           1,683
  Big 5 Sporting Goods Corp*                        240           3,007
  BJ's Wholesale Club*                            1,304          19,638
  Blair Corp.                                       124           2,753
  Blue Rhino Corp*                                  206           2,470
  Bob Evans Farms Inc.                              659          18,208
  Boca Resorts Inc.*                                469           6,097
  Bombay Co.*                                       633           6,729
  Boyd Gaming Corp.*                                602          10,391
  Boyds Collection Ltd.*                            356           1,677
  Brookfield Homes Corp                             296           4,564
  Brookstone Inc.*                                  151           3,058
  Brown Shoe Co. Inc.                               334           9,953
  Buckle Inc.*                                      141           2,711
  Building Materials Holding Corp.                  231           3,421
  Burlington Coat Factory Warehouse
     Corp.                                          344           6,158
  California Pizza Kitchen Inc.*                    312           6,708
  Callaway Golf Co.                               1,238          16,366
  Carmike Cinemas Inc.*                              25             568
  Casey's General Stores Inc.                       833          11,779
  Cash America International Inc.                   456           6,028
  Casual Male Retail Group Inc*                     568           2,948
  Catalina Marketing*                               722          12,743
  Cato Corp.                                        314           6,619
  Cec Entertainment Inc*                            440          16,249
  Central European Distribution Corp*               131           2,638
  Champion Enterprises Inc.*                        985           5,102
  Charlotte Russe Holding Inc.*                     213           2,198
  Charming Shoppes Inc.*                          1,918           9,532
  Cherokee Inc.*                                    116           2,322
  Chicago Pizza & Brewery Inc.*                     203           2,030
  Children's Place Retail Stores Inc.*              236           4,687
  Choice Hotels International Inc.*                 369          10,077
  Christopher & Banks Corp*                         441          16,313
  Churchill Downs Inc.                              112           4,291
  CKE Restaurants Inc.*                             885           4,947
  Coachmen Industries Inc.                          261           3,119
  Coldwater Creek Inc.*                             148           1,825
  Cole National Corp.*                              225           2,817
  Collins & Aikman Corp.*                           590           1,741
  Continental Airlines*                           1,237          18,518
  Cooper Tire & Rubber                            1,231          21,653
  Cost Plus Inc.*                                   402          14,335
  CSK Auto Corp.*                                   625           9,031
  Dave & Buster's Inc.*                             208           2,267
  Deb Shops Inc.                                     82           1,542
  Department 56 Inc.*                               233           3,572
  DHB Industries Inc.*                              380           1,554
  Dicks Sporting Goods Inc*                         237           8,693
  Dillard Inc.                                    1,158          15,598
  Dobson Communications Corp.                       361           1,935
  Dominion Homes Inc.*                               70           1,670
  Dover Downs Gaming & Entertainment
     Inc.                                           158           1,462
  Dover Motorsports Inc.                            273           1,119
  Dress Barn Inc.*                                  357           4,523

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO              SCHEDULE OF INVESTMENTS
---------------------------------------------------------------------------

                                                 SHARES           VALUE

CONSUMER CYCLICAL - 11.98% (CONTINUED)
  Duane Reade Inc.*                                 407  $        6,003
  Dura Automotive Systems Inc.*                     287           2,815
  Electronics Boutique Holdings Corp.*              250           5,778
  Emerson Radio Corp*                               310           2,083
  ExpressJet Holdings Inc.*                         566           8,547
  Extended Stay America*                          1,341          18,090
  Finish Line Inc.*                                 331           7,352
  Finlay Enterprises Inc.*                          117           1,936
  Fleetwood Enterprises Inc.*                       676           5,002
  Footstar Inc.*                                    360           4,680
  Fred's Inc.                                       484          17,995
  Friedman's Inc.                                   318           3,616
  Frontier Airlines Inc.*                           558           5,067
  G&K Services Inc.                                 320           9,472
  Galyan's Trading Co. Inc.*                        125           1,793
  Gamestop Corp*                                    396           5,116
  Gart Sports Co.*                                  149           4,226
  Gaylord Entertainment Co.*                        232           4,540
  Genesco Inc.*                                     409           7,239
  Goodyear Tire & Rubber                          2,837          14,894
  Goody's Family Clothing Inc.*                     346           2,993
  Group 1 Automotive Inc.*                          308           9,982
  Guess? Inc.*                                      142             852
  Guitar Center Inc.*                               254           7,366
  Gymboree Corp.*                                   553           9,279
  Hampshire Group Ltd*                               38           1,134
  Hancock Fabrics Inc.                              273           4,409
  Handleman Co.*                                    449           7,184
  Haverty Furniture Cos. Inc.                       297           5,198
  Hibbett Sporting Goods Inc.*                      137           4,513
  Hollywood Entertainment Corp.*                  1,000          17,200
  Hooker Furniture Corp                              57           1,402
  Hot Topic Inc.*                                   591          15,904
  Hughes Supply Inc.                                441          15,303
  IHOP Corp.                                        372          11,744
  Insight Enterprises Inc.*                         868           8,732
  Interface Inc.*                                   819           3,800
  Intertan Inc.*                                    387           3,173
  Isle of Capri Casinos Inc.*                       284           4,695
  J. Jill Group Inc.*                               323           5,439
  Jack in the Box Inc.*                             641          14,294
  JAKKS Pacific Inc.*                               463           6,153
  Jos A Bank Clothiers Inc*                          84           2,808
  K2 Inc.*                                          442           5,415
  Kellwood Co.                                      494          15,625
  Kenneth Cole Productions Inc.*                    106           2,066
  Keystone Automotive Industries Inc.*              216           3,944
  Kimball International Inc.                        414           6,458
  Kirklands Inc*                                    202           3,262
  Kmart Corp.                                     8,318               1
  K-Swiss Inc.                                      227           7,836
  La Quinta Corp.*                                2,602          11,215
  Landry's Restaurants Inc.                         407           9,605
  LaSalle Hotel Properties                          285          16,906
  Libbey Inc.                                       232           5,266
  Linens 'N Things Inc.*                            830          19,596
  Lithia Motors Inc.*                               244           3,945
  Lone Star Steakhouse & Saloon Inc.                286           6,226
  Longs Drug Stores Corp.                           559           9,279
  M/I Schottenstein Homes Inc.                      194           8,280
  Macrovision Corporation*                          771          15,358
  Magna Entertainment Corp.*                        740           3,700
                                                 SHARES           VALUE

CONSUMER CYCLICAL - 11.98% (CONTINUED)
  Marcus Corp.                                      362  $        5,412
  Marine Products Corp.                             106           1,150
  MarineMax Inc.*                                   153           2,142
  Maxwell Shoe Co.*                                 260           3,744
  Men's Wearhouse Inc.*                             653          14,268
  Meritage Corp.*                                   170           8,374
  Mesa Air Group Inc.*                              496           3,968
  Mesaba Holdings Inc.*                             179           1,104
  Mobile Mini Inc.*                                 249           4,066
  Modine Manufacturing Co.                          436           8,445
  Modtech Holdings Inc.*                            147           1,351
  Monaco Coach Corp.*                               479           7,343
  Mothers Work Inc.*                                 77           2,061
  Movado Group Inc.                                 138           3,002
  Movie Gallery Inc.*                               455           8,395
  MTR Gaming Group Inc.*                            429           3,312
  Multimedia Games Inc.*                            200           5,100
  National Presto Industries Inc.                    88           2,781
  Nautica Enterprises Inc.*                         480           6,158
  Nautilus Group Inc.                               537           6,659
  Navigant International Inc.*                      237           3,057
  Noland Co                                          12             427
  Northwest Airlines Corp*                        1,143          12,904
  Nu Skin Enterprises Inc.                          598           6,249
  O'Charley's Inc.*                                 376           8,095
  OfficeMax Inc.*                                 2,338          15,314
  Oneida Ltd.                                       274           1,850
  Orleans Homebuilders Inc*                          31             332
  Oshkosh B'Gosh Inc.                               148           3,996
  Owens & Minor Inc.                                593          13,254
  Oxford Industries Inc.                            109           4,526
  P.F. Chang's China Bistro Inc.*                   476          23,424
  Pacific Sunwear of California Inc.*               886          21,344
  Palm Harbor Homes Inc.*                           324           6,137
  Panera Bread Co.*                                 523          20,920
  Pantry Inc*                                       100             789
  Papa John's International Inc.*                   212           5,947
  Party City Corp.*                                 189           1,941
  Payless Shoesource Inc.*                        1,279          15,988
  PC Connection Inc.*                               126             857
  Pegasus Solutions Inc.*                           466           7,573
  Penn National Gaming Inc.*                        579          11,898
  Pep Boys-Manny Moe & Jack                         904          12,213
  Perry Ellis International*                         69           1,347
  Petco Animal Supplies Inc*                        674          14,680
  Phillips-Van Heusen Corp.                         469           6,392
  Pinnacle Entertainment Inc.*                      405           2,754
  Prime Hospitality Corp.*                          694           4,657
  Quiksilver Inc.*                                1,021          16,836
  Rare Hospitality International Inc.*              370          12,092
  Raytech Corp.*                                    134             570
  RC2 Corp*                                         252           4,287
  Red Robin Gourmet Burgers                         165           3,221
  Restoration Hardware Inc.*                        361           1,625
  Rex Stores Corp.*                                 129           1,562
  Russell Corp.                                     495           9,405
  Ryan's Family Steak Houses Inc.*                  793          11,102
  ScanSource Inc.*                                  201           5,377
  School Specialty Inc.*                            307           8,737
  Scientific Games Corp.*                           927           8,714
  SCP Pool Corp.*                                   375          12,900
  Select Comfort Corporation*                       369           6,044

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
  SCHEDULE OF INVESTMENTS           RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------

                                                 SHARES           VALUE

CONSUMER CYCLICAL - 11.98% (CONTINUED)
  Sequenom Inc.                                     286  $        7,236
  Sharper Image Corp.*                              176           4,800
  Shoe Carnival Inc.*                               136           2,007
  Shopko Stores Inc.*                               515           6,695
  Shuffle Master Inc.*                              313           9,199
  Six Flags Inc.*                                 1,743          11,818
  Skechers USA Inc.*                                350           2,590
  Skyline Corp.                                     114           3,420
  Skywest Inc                                     1,085          20,680
  Smart & Final Inc.*                               232           1,074
  Sonic Automotive Inc*                             512          11,218
  Sonic Corp.*                                      728          18,513
  Speedway Motorsports Inc.                         265           7,102
  Sports Authority Inc.*                            621           6,645
  Sports Resorts International Inc.*                 26             127
  Stage Stores Inc.*                                276           6,486
  Standard Motor Products Inc.                      124           1,376
  Standard Pacific Corp.                            606          20,095
  Stanley Furniture Co.                              92           2,522
  Steak N Shake Co.*                                416           6,344
  Stein Mart Inc.*                                  381           2,282
  Steinway Musical Instruments Inc.*                 83           1,278
  Steven Madden Ltd.*                               188           4,106
  Strattec Security Corp.*                           60           3,192
  Stride Rite Corp.                                 693           6,902
  Superior Industries International Inc.            420          17,514
  Systemax Inc*                                     173             654
  TBC Corp.*                                        316           6,020
  Technical Olympic USA Inc.*                        44           1,040
  Tenneco Automotive Inc.*                          788           2,837
  Thor Industries Inc.                              336          13,716
  TiVo Inc.*                                        593           7,223
  Too Inc.*                                         642          13,001
  Topps Co.*                                        587           5,042
  Toro Co.                                          460          18,285
  Tower Automotive Inc.*                          1,058           3,872
  Tractor Supply Co.*                               274          13,084
  Trans World Entertainment Corp.*                  257           1,316
  Triarc Cos.*                                      231           6,928
  Tuesday Morning Corp.*                            257           6,759
  Tweeter Home Entertainment Group Inc.*            376           3,264
  Ultimate Electronics Inc.*                        206           2,641
  Unifi Inc.*                                       768           4,762
  UniFirst Corp.                                    169           3,701
  United Auto Group Inc.*                           300           6,534
  United Stationers Inc.*                           575          20,798
  Universal Electronics Inc.*                       256           3,246
  Urban Outfitters Inc.*                            231           8,293
  US Airways Group Inc"+"                         1,480               1
  USFreightways Corp.*                              671           1,939
  Vail Resorts Inc.*                                352           4,741
  Vans Inc.*                                        339           3,044
  Visteon Corp.                                   2,459          16,893
  Wabash National Corp.*                            483           6,776
  Warnaco Group Inc (The)*                          651           8,743
  Watsco Inc.                                       353           5,846
  WCI Communities*                                  317           6,096
  Wesco International Inc.*                         300           1,800
  West Marine Inc.*                                 224           3,922
  Wet Seal Inc.*                                    420           4,486
  Weyco Group Inc                                    35           1,610
  Whitehall Jewellers Inc.*                         201           1,823
                                                 SHARES           VALUE

CONSUMER CYCLICAL - 11.98% (CONTINUED)
  William Lyon Homes Inc.*                           79  $        2,516
  Wilsons The Leather Experts Inc.*                 325           2,343
  Winnebago Industries Inc.                         234           8,869
  WMS Industries Inc.*                              414           6,454
  Wolverine World Wide Inc.                         751          14,464
  World Fuel Services Corp.                         177           4,352
  Zale Corp*                                        604          24,162
                                                         --------------
                                                              1,960,457
                                                         --------------
CONSUMER NON-CYCLICAL - 15.62%
  aaiPharma Inc.*                                   262           5,209
  Aaron Rents Inc.                                  299           7,714
  Abgenix Inc.*                                   1,654          17,350
  Able Laboratories Inc*                            248           4,910
  ABM Industries Inc.                               708          10,903
  Accredo Health Inc*                               899          19,598
  Aclara Biosciences Inc*                           456           1,924
  Administaff Inc.*                                 369           3,801
  Adolor Corp.*                                     594           7,288
  Advanced Medical Optics*                          546           9,309
  Advanced Neuromodulation Systems Inc.*            228          11,804
  Advisory Board Co.*                               183           7,415
  Aksys Ltd.*                                       518           6,708
  Alaris Medical Inc.*                              283           3,665
  Albany Molecular Research Inc.*                   494           7,459
  Alderwoods Group Inc.*                            698           3,811
  Alexion Pharmaceuticals Inc.*                     308           5,251
  Alico Inc.                                         66           1,630
  Align Technology Inc.*                            832          10,442
  Alkermes Inc.*                                    879           9,449
  Alliance Imaging Inc.*                            224             986
  Alpharma Inc.                                     728          15,725
  Alteon Inc*                                       634           3,259
  American Healthways Inc.*                         246           8,886
  American Italian Pasta Co.*                       281          11,704
  American Medical Security Group Inc.*             215           4,107
  American Medical Systems Holdings
     Inc.*                                          387           6,529
  AMERIGROUP Corp.*                                 389          14,471
  Amn Healthcare Services Inc*                      340           4,318
  Amsurg Inc.*                                      332          10,126
  Antigenics Inc.*                                  370           4,262
  Aphton Corp.*                                     404           3,329
  Arbitron Inc.*                                    560          19,992
  Arden Group Inc.*                                  26           1,534
  Arena Pharmaceuticals Inc.*                       349           2,317
  Ariad Pharmaceuticals Inc.*                       656           2,945
  Arrow International Inc.                          217           9,581
  ArthroCare Corp.*                                 334           5,598
  Aspect Medical Systems Inc*                       174           1,284
  AtheroGenics Inc.*                                685          10,227
  Atrix Laboratories Inc.*                          387           8,510
  Avant Immunotherapeutics Inc*                   1,138           3,289
  Avi Biopharma Inc*                                390           2,363
  Bankrate Inc*                                     106           1,285
  Banta Corp.                                       443          14,340
  Bentley Pharmaceuticals Inc.*                     241           3,169
  Beverly Enterprises Inc.*                       1,716           6,006
  Biolase Technology Inc*                           354           3,798
  BioMarin Pharmaceutical Inc.*                   1,193          11,644
  Biopure Corp.*                                    575           3,513
  BioReliance Corp.*                                 95           2,014
  Biosite Inc.*                                     196           9,428

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
RUSSELL 2000 SMALL CAP INDEX PORTFOLIO              SCHEDULE OF INVESTMENTS
---------------------------------------------------------------------------

                                                 SHARES           VALUE

CONSUMER NON-CYCLICAL - 15.62%
(CONTINUED)
  Bone Care International Inc.*                     176  $        2,446
  Boston Beer Co.*                                  139           2,002
  Bowne & Co.                                       633           8,248
  Bradley Pharmaceuticals Inc.                      153           2,525
  Bright Horizons Family Solutions Inc.*            223           7,484
  Bruker AXS Inc.*                                  325             998
  Bruker Daltonics Inc.                             206           1,098
  Cambrex Corp.                                     363           8,356
  Candela Corp*                                     145           1,670
  Cantel Medical Corp.*                             127           1,704
  Cardiac Science Inc.*                             968           2,594
  CardioDynamics International Corp.*               625           2,131
  CDI Corp.*                                        229           5,945
  Celera Genomics Group - Applera Corp.*          1,355          13,984
  Cell Genesys Inc.*                                646           5,581
  Cell Therapeutics Inc.*                           587           5,712
  Centene Corp.*                                    184           7,158
  Central Garden & Pet Co.*                         297           7,083
  Central Parking Corp.                             340           4,202
  Century Business Services Inc.*                 1,526           4,960
  Cepheid*                                          531           2,623
  Cerus Corp.*                                      276           2,078
  Charles River Associates Inc.*                    135           3,816
  Chattem Inc.*                                     266           5,001
  Chiquita Brands International Inc.*               647           9,382
  Cholestech Corp.*                                 256           2,527
  Chronimed Inc*                                    235           2,310
  Cima Labs Inc.*                                   269           7,233
  Ciphergen Biosystems Inc.*                        404           4,141
  Clark Inc*                                        294           3,513
  Closure Medical Corp.*                            126           2,379
  Cobalt Corp.*                                     317           6,514
  Coca-Cola Bottling Co. Consolidated                68           3,713
  Coinstar Inc.*                                    408           7,695
  Collagenex Pharmaceuticals*                       144           1,642
  Columbia Laboratories Inc.*                       567           6,379
  Conceptus Inc.*                                   326           4,580
  CONMED Corp.*                                     545           9,952
  Connetics Corp.*                                  526           7,874
  Consolidated Graphics Inc.*                       209           4,782
  Cooper Cos.                                       582          20,236
  Corixa Corp.*                                     781           6,037
  Corn Products International Inc.                  678          20,360
  Cornell Cos. Inc.*                                232           3,512
  Corrections Corp. of America*                     659          16,692
  Corvel Corp.*                                     122           4,392
  CoStar Group Inc.*                                250           7,465
  Covance Inc.*                                   1,156          20,924
  CPI Corp.                                         152           2,683
  Cross Country Healthcare Inc*                     363           4,788
  CryoLife Inc.*                                    307           3,177
  CSS Industries Inc.                                58           2,236
  Cti Molecular Imaging Inc*                        455           8,604
  Cubist Pharmaceuticals Inc.*                      556           5,927
  CuraGen Corp.*                                    806           4,473
  Curative Health Services Inc.*                    200           3,400
  CV Therapeutics Inc.*                             532          15,779
  Cyberonics Inc.*                                  374           8,045
  Cytyc Corporation*                              2,110          22,197
  D&K Healthcare Resources Inc.                     237           3,825
  Dade Behring Holdings Inc*                        754          17,319
  Datascope Corp.                                   198           5,847
                                                 SHARES           VALUE

CONSUMER NON-CYCLICAL - 15.62%
(CONTINUED)
  deCODE genetics Inc.*                             858  $        2,677
  Del Laboratories Inc.*                             86           2,021
  Delta & Pine Land Co.                             705          15,496
  Dendreon Corp*                                    149             885
  Diagnostic Products Corp                          383          15,722
  Digene Corp.*                                     234           6,372
  DIMON Inc.                                        780           5,585
  Discovery Laboratories Inc*                       531           3,409
  Diversa Corp.*                                    365           3,588
  dj Orthopedics Inc.*                              123           1,348
  Dollar Thrifty Automotive Group Inc.*             431           7,995
  Dov Pharmaceutical Inc*                           196           2,215
  Durect Corp.*                                     551           1,328
  Dynacq International Inc.*+                       107           1,798
  Electro Rent Corp.*                               314           3,385
  Elizabeth Arden Inc.*                             222           2,924
  Encysive Pharmaceuticals Inc*                     833           3,998
  Ennis Business Forms Inc.                         307           4,467
  Enzo Biochem Inc.*                                423           9,103
  Enzon Inc.*                                       818          10,241
  EPIX Medical Inc.*                                240           3,396
  Esperion Therapeutics Inc.*                       554          10,853
  Euronet Worldwide Inc.*                           300           3,243
  EXACT Sciences Corp.*                             275           3,014
  Exactech Inc*                                     112           1,613
  Exelixis Inc.*                                    924           6,413
  Exult Inc.*                                       628           5,382
  Farmer Bros. Co.                                   14           4,750
  First Commonwealth Financial Corp.*               882           8,141
  First Consulting Group Inc.*                      358           1,672
  First Horizon Pharmaceutical Corp.*               381           1,505
  Flowers Foods Inc.                              1,104          21,815
  Forrester Research Inc.*                          261           4,270
  Fossil Inc.*                                      454          10,696
  FTI Consulting Inc.*                              775          19,352
  Gartner Group, Inc.*                            1,469          11,135
  Gene Logic Inc.*                                  584           3,486
  Genencor International Inc.*                      161           2,652
  Genesis Health Ventures Inc.*                     454           8,013
  Gen-Probe Corp                                    448          18,310
  Genta Inc.*                                       883          11,762
  Gentiva Health Services Inc.*                     470           4,230
  Geron Corp.*                                      557           4,100
  Gevity HR Inc                                     258           3,050
  Great Atlantic & Pacific Tea Co.*                 278           2,446
  Green Mountain Coffee Inc.*                        67           1,273
  Gtc Biotherapeutics Inc*                          435           1,449
  Guilford Pharmaceuticals Inc.*                    426           1,934
  Haemonetics Corp.*                                301           5,629
  Hain Celestial Group Inc.*                        419           6,700
  Hanger Orthopedic Group Inc.*                     389           4,454
  Healthcare Services Group Inc.*                   176           2,487
  HealthExtras Inc.*                                291           2,276
  Heidrick & Struggles International
     Inc.*                                          306           3,862
  Hi-Tech Pharmacal Co Inc*                          83           3,376
  Hollis-Eden Pharmaceuticals*                      127           1,579
  Hologic Inc.*                                     370           4,877
  Hooper Holmes Inc.                              1,068           6,878
  Horizon Organic Holding Corp.*                    117           2,788
  Hudson Highland Group Inc*                        139           2,642
  ICT Group Inc.*                                   103           1,077
  ICU Medical Inc.*                                 198           6,168

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
  SCHEDULE OF INVESTMENTS            RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
---------------------------------------------------------------------------

                                                 SHARES           VALUE

CONSUMER NON-CYCLICAL - 15.62%
(CONTINUED)
  iDine Rewards Networks Inc.*                      422  $        5,798
  IGEN International, Inc.*                         338          10,613
  ILEX Oncology Inc.*                               615          11,937
  Immucor Inc.*                                     240           5,230
  Immunogen Inc.*                                   764           3,262
  Immunomedics Inc.*                                785           4,953
  Impath Inc.*                                      294           4,157
  Impax Laboratories Inc.*                          516           6,187
  Inamed Corp.*                                     335          17,986
  INCYTE Genomics Inc*                            1,349           6,259
  Indevus Pharmaceuticals Inc.*                     706           4,405
  Ingles Markets Inc.                               161           1,626
  Inspire Pharmaceuticals Inc*                      527           5,692
  Insurance Auto Auctions Inc.*                     164           2,060
  Integra LifeSciences Holdings Corp.*              335           8,837
  Integrated Electrical Services Inc.*              595           4,314
  Inter Parfums Inc.*                                64             474
  Intermagnetics General Corp.*                     434          10,776
  InterMune Inc.*                                   471           7,588
  International Multifoods Corp.*                   330           7,560
  Interpore International*                          327           4,163
  Interstate Bakeries Corp.                         843          10,706
  Intuitive Surgical Inc*                           300           4,494
  Invacare Corp.                                    494          16,302
  Inveresk Research Group Inc*                      557          10,020
  Inverness Medical Innovations Inc.*               192           3,706
  Ipayment Inc*                                     103           2,459
  ISIS Pharmaceuticals Inc.*                        836           4,431
  I-Stat Corp*                                      290           2,558
  J&J Snack Foods Corp.*                            116           3,669
  Jarden Corp.*                                     269           7,443
  John B. Sanfilippo & Son*                         101           1,872
  John H. Harland Co.                               523          13,682
  KV Pharmaceutical Co                              428          11,898
  Kelly Services Inc.                               315           7,387
  Kensey Nash Corp.*                                145           3,770
  Kindred Healthcare Inc.*                          222           3,960
  Korn/Ferry International*                         597           4,836
  KOS Pharmaceuticals Inc.*                         196           4,600
  Kosan Biosciences Inc.*                           332           1,959
  Kroll Inc.*                                       679          18,374
  Kyphon Inc.*                                      338           5,111
  La Jolla Pharmaceutical Co.*                      801           2,619
  LabOne Inc.*                                      139           2,997
  Labor Ready Inc.*                                 753           5,399
  Lance Inc.                                        465           4,245
  Landauer Inc.                                     150           6,275
  Lannett Co. Inc.*                                 110           2,578
  Laserscope*                                       246           1,966
  Learning Tree International Inc.*                 171           2,673
  Lexicon Genetics Inc.*                            591           3,966
  Lifeline Systems Inc.*                             89           2,528
  LifePoint Hospitals*                              705          14,763
  Ligand Pharmaceuticals Inc.*                    1,073          14,582
  Luminex Corporation*                              395           2,038
  M & F Worldwide Corp*                             192           1,248
  Mail-Well Inc.*                                   570           1,436
  Martek Biosciences Corp.*                         427          18,335
  Matria Healthcare Inc.*                           175           3,089
  Maui Land & Pineapple Co. Inc.*                    58           1,304
  Maximus Inc.*                                     290           8,013
  Maxygen Inc.*                                     427           4,684
                                                 SHARES           VALUE

CONSUMER NON-CYCLICAL - 15.62%
(CONTINUED)
  McGrath RentCorp                                  143  $        3,824
  Medarex Inc.*                                   1,387           9,140
  Medical Action Ind Inc*                           146           2,384
  Medical Staffing Networks Holdings
     Inc.*                                          206           1,442
  Medicines Co.*                                    785          15,457
  MedQuist Inc.*                                    192           3,886
  MemberWorks Inc.*                                 140           2,765
  Mentor Corp.                                      765          14,826
  Meridian Bioscience Inc                           185           1,735
  Merit Medical Systems Inc.*                       233           4,655
  MGI Pharma Inc.*                                  478          12,251
  Micro Therapeutics Inc*                           188             799
  Midas Inc.*                                       264           3,200
  MIM Corp.*                                        418           2,730
  Monro Muffler Brake Inc.*                         118           3,335
  MPS Group Inc.*                                 1,774          12,205
  Myriad Genetics Inc.*                             508           6,914
  Nabi Biopharmaceuticals*                          736           5,049
  Nash Finch Co.*                                   210           3,497
  National Beverage Corp.*                           68             945
  National Healthcare Corp.*                        123           2,421
  National Processing Inc*                          145           3,741
  Nature's Sunshine Products Inc.                   173           1,386
  Navigant Consulting Inc.*                         787           9,326
  NBTY Inc.*                                        969          20,407
  NCO Group Inc.*                                   342           6,125
  NeoPharm Inc.*                                    245           3,393
  Neose Technologies Inc.*                          262           2,623
  New England Business Service Inc.                 190           5,700
  Newtek Business Services Inc*                     159             844
  Noven Pharmaceuticals Inc.*                       381           3,901
  Novoste Corporation*                              307           1,845
  NPS Pharmaceuticals Inc.*                         553          13,460
  Nuvelo Inc*                                       768           1,536
  Oakley Inc.*                                      466           5,485
  Ocular Sciences Inc.*                             350           6,948
  Odyssey HealthCare Inc.*                          401          14,837
  Omega Protein Corp*                               114             579
  Onyx Pharmaceuticals Inc.*                        448           5,524
  Option Care Inc.*                                 241           2,779
  OraSure Technologies Inc.*                        643           4,797
  Orthodontic Centers Of America*                   945           7,569
  Orthologic Corp.*                                 619           2,841
  OSI Pharmaceuticals Inc.*                         729          23,481
  Osteotech Inc*                                    288           3,724
  Pain Therapeutics Inc.*                           335           2,164
  Palatin Technologies Inc*                         787           2,511
  PAREXEL International Corp.*                      483           6,738
  Pathmark Stores Inc.*                             509           3,894
  PDI Inc.*                                         130           1,321
  Pediatrix Medical Group Inc.*                     444          15,829
  Peet's Coffee and Tea Inc.*                       198           3,457
  Penwest Pharmaceuticals Co.*                      260           6,336
  Peregrine Pharmaceuticals Inc.*                 1,956           2,914
  Perrigo Co.                                     1,150          17,986
  Pharmacopeia Inc.*                                445           3,671
  Pilgrim's Pride Corp.                             284           2,746
  Playtex Products Inc.*                            558           3,582
  Plexus Corp.*                                     754           8,694
  PolyMedica Corp.                                  170           7,784
  Possis Medical Inc.*                              294           4,034
  Pozen Inc.*                                       425           4,667

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
 RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS
---------------------------------------------------------------------------

                                                 SHARES           VALUE

CONSUMER NON-CYCLICAL - 15.62%
(CONTINUED)
  Praecis Pharmaceuticals Inc.*                     844  $        4,136
  Pre-Paid Legal Services Inc.*                     296           7,261
  PRG-Schultz International Inc.*                   735           4,337
  Princeton Review Inc.*                            301           1,776
  Priority Healthcare Corp.*                        650          12,058
  Progenics Pharmaceuticals Inc.*                   151           2,274
  Province Healthcare Co.*                          863           9,553
  PSS World Medical Inc.*                         1,277           7,343
  Quanta Services Inc.*                           1,377           9,777
  Quidel Corp.*                                     510           3,172
  Ralcorp Holdings Inc.*                            544          13,578
  Regeneration Technologies*                        437           5,637
  Regeneron Pharmaceuticals Inc.*                   644          10,143
  RehabCare Group Inc.*                             299           4,380
  Rent-Way Inc.*                                    397           1,846
  Repligen Corp*                                    514           2,616
  Resources Connection Inc.*                        371           8,852
  Retractable Technologies Inc*                     116             985
  Revlon Inc.*                                      192             576
  Ribapharm Inc*                                    562           3,625
  Right Management Consultants Inc.*                308           3,896
  Riviana Foods Inc.                                112           3,014
  Robert Mondavi Corp.*                             177           4,480
  Rollins Inc.                                      359           6,767
  Roto-Rooter Inc                                   185           7,056
  Ruddick Corp.                                     614           9,652
  Russ Berrie & Co.                                 169           6,170
  Salix Pharmaceuticals Ltd.*                       336           3,525
  Sanderson Farms Inc.                               98           2,754
  SangStat Medical Corp.*                           498           6,519
  Savient Pharmaceuticals Inc*                    1,055           4,895
  ScanSoft Inc.*                                    770          10,919
  Sciclone Pharmaceuticals Inc*                     707           6,052
  Seaboard Corp.                                      7           1,449
  Seattle Genetics Inc.*                            397           2,045
  Seminis Inc.*                                     276           1,016
  Sensient Technologies Corp.                       746          17,151
  Serologicals Corp.*                               426           5,806
  Sfbc International Inc*                            98           1,774
  Sierra Health Services Inc.*                      438           8,760
  Sirna Therapeutics Inc*                           121           1,066
  SM&A*                                             229           2,601
  Sola International Inc.*                          433           7,534
  SonoSite Inc.*                                    268           5,347
  Sotheby's Holdings Inc.*                          839           6,242
  Source Interlink Cos Inc*                         218           1,650
  SOURCECORP, Incorporated*                         287           6,199
  Specialty Laboratories Inc.*                      131           1,343
  Spherion Corp.*                                 1,116           7,756
  Staar Surgical Co*                                322           3,726
  Standard Commercial Corp.                         186           3,162
  Standard Register Co.                             221           3,642
  Star Scientific Inc*                              461           1,554
  StarTek Inc.*                                     197           5,181
  Stewart Enterprises Inc.*                       1,817           7,813
  Strayer Education Inc.                            200          15,890
  Sunrise Assisted Living Inc.*                     313           7,005
  SuperGen Inc.*                                    553           2,986
  SurModics Inc.*                                   263           8,022
  Sybron Dental Specialties Inc.*                   718          16,945
  Sylvan Learning Systems Inc.*                     625          14,275
  Synovis Life Technologies Inc*                    159           3,139
                                                 SHARES           VALUE

CONSUMER NON-CYCLICAL - 15.62%
(CONTINUED)
  Tanox Inc.*                                       449  $        7,206
  Techne Corp.*                                     767          23,271
  Tejon Ranch Co.*                                  130           3,913
  Teletech Holdings Inc.*                           652           2,758
  Telik Inc.*                                       604           9,706
  Theragenics Corp.*                                563           2,421
  TheraSense Inc.*                                  453           4,530
  Third Wave Technologies*                          451           2,039
  Thoratec Corp.*                                   897          13,365
  Transkaryotic Therapies Inc.*                     554           6,393
  Trimeris Inc.*                                    256          11,694
  TriPath Imaging Inc.*                             415           2,834
  Tularik Inc.*                                     826           8,210
  Tupperware Corp.                                  979          14,058
  U.S. Physical Therapy Inc.*                       224           2,863
  United Natural Foods Inc.*                        360          10,130
  United Surgical Partners International
     Inc.*                                          324           7,319
  United Therapeutics Corp.*                        328           7,144
  Universal Corp.                                   467          19,754
  US Oncology Inc.*                               1,292           9,548
  Usana Health Sciences Inc*                         83           3,669
  VCA Antech Inc.*                                  569          11,135
  Vector Group Ltd.                                 417           7,298
  Ventana Medical Systems Inc.*                     231           6,279
  Vertex Pharmaceuticals*                         1,443          21,058
  Viasys Healthcare Inc.*                           562          11,633
  Virbac Corp.*                                     165           1,000
  Vistacare Inc*                                    216           5,251
  VISX Inc.*                                        764          13,255
  Vital Images Inc*                                 168           3,088
  Vital Signs Inc.                                  109           2,830
  VIVUS Inc.*                                       626           3,218
  Volt Information Sciences Inc.*                   149           2,034
  Wackenhut Corrections Corp.*                      174           2,386
  Watson Wyatt & Co. Holdings*                      620          14,372
  WD-40 Co.                                         312           8,908
  Weis Markets Inc.                                 210           6,514
  West Pharmaceutical Services Inc.                 203           4,974
  Whitman Education Group Inc*                      170           2,610
  Wild Oats Markets Inc.*                           466           5,079
  Wireless Facilities Inc.*                         502           5,974
  Wright Medical Group Inc.*                        296           5,630
  Yankee Candle Co. Inc.*                           586          13,607
  Young Innovations Inc.*                            76           2,166
  Zoll Medical Corp.*                               160           5,370
  ZymoGenetics Inc.*                                239           2,782
                                                         --------------
                                                              2,555,887
                                                         --------------
DIVERSIFIED - 0.06%
  Resource America Inc.                             278           2,877
  Walter Industries Inc.                            560           6,580
                                                         --------------
                                                                  9,457
                                                         --------------
ENERGY - 3.45%
  Arch Coal Inc.                                    867          19,924
  Atwood Oceanics Inc.*                             149           4,045
  Berry Petroleum Co.                               298           5,349
  Cabot Oil & Gas Corp.                             472          13,032
  Cal Dive International Inc.*                      660          14,388
  Carbo Ceramics Inc.                               193           7,189
  Cimarex Energy Co*                                781          18,549
  Clayton Williams Energy Inc*                       65           1,200

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
  SCHEDULE OF INVESTMENTS            RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
---------------------------------------------------------------------------

                                                 SHARES           VALUE

ENERGY - 3.45% (CONTINUED)
  Comstock Resources Inc.*                          536  $        7,332
  Denbury Resources Inc.*                           644           8,649
  Dril-Quip Inc.*                                   117           2,129
  Encore Acquisition Co.*                           165           3,160
  Energy Partners Ltd.*                             396           4,574
  Evergreen Resources Inc.*                         364          19,769
  Exco Resources Inc*                                96           1,724
  Forest Oil*                                       759          19,066
  Frontier Oil Corp.                                492           7,478
  FuelCell Energy Inc.*                             639           5,233
  Global Industries Ltd.*                         1,339           6,454
  Grey Wolf Inc.*                                 3,168          12,799
  Gulf Island Fabrication Inc.*                     132           2,233
  Hanover Compressor Co.*                           975          11,018
  Harvest Natural Resources Inc.*                   663           4,223
  Headwaters Inc.*                                  490           7,198
  Holly Corp.                                       186           5,134
  Horizon Offshore Inc.*                            497           2,475
  Houston Exploration Co.*                          256           8,883
  Hydril Co.*                                       259           7,058
  Input/Output Inc.*                                831           4,471
  Kcs Energy Inc*                                   640           3,450
  KFX Inc*                                          472           1,831
  Lone Star Technologies Inc.*                      474          10,039
  Lufkin Industries Inc.                            108           2,630
  Magnum Hunter Resources Inc.*                   1,265          10,107
  Massey Energy Co.                               1,156          15,201
  Matrix Service Co*                                150           2,573
  Maverick Tube Corp.*                              788          15,090
  Mcmoran Exploration Co*                           221           2,462
  Meridian Resource Corp.*                          663           3,136
  Newpark Resources Inc.*                         1,366           7,486
  North Coast Energy Inc*                            41             380
  Nuevo Energy Co.*                                 330           5,759
  Oceaneering International Inc.*                   423          10,808
  Oil States International Inc.*                    477           5,772
  Parker Drilling Co.*                            1,632           4,749
  Patina Oil & Gas Corp.                            561          18,036
  Penn Virginia Corp.                               136           5,848
  Petrocorp Inc*                                    101           1,126
  Petroleum Development Corp*                       295           2,711
  Plains Resources Inc.*                            378           5,349
  Plug Power Inc.*                                  437           2,041
  Prima Energy Corp.*                               168           3,508
  Quicksilver Resources Inc.*                       211           5,053
  Range Resources Corp.*                            985           6,176
  Remington Oil & Gas Corp.*                        394           7,242
  RPC Inc.                                          182           2,002
  S&T Bancorp Inc.*                                 723           7,816
  SEACOR SMIT Inc.*                                 321          11,713
  Southwestern Energy Co.*                          669          10,042
  Spinnaker Exploration Co.*                        465          12,183
  St. Mary Land & Exploration Co.                   529          14,442
  Stone Energy Corp.*                               425          17,815
  Superior Energy Services Inc.*                    904           8,570
  Swift Energy Co.*                                 483           5,313
  Tesoro Petroleum Corp.*                         1,087           7,479
  Tetra Technologies Inc.*                          250           7,413
  Tom Brown Inc.*                                   594          16,507
  Transmontaigne Inc.*                              325           2,106
  Unit Corp.*                                       690          14,428
  Universal Compression Holdings Inc.*              318           6,633
                                                 SHARES           VALUE

ENERGY - 3.45% (CONTINUED)
  Veritas DGC Inc.*                                 579  $        6,659
  Vintage Petroleum Inc.                            931          10,502
  Westmoreland Coal Co*                             118           1,359
  W-H Energy Services Inc.*                         419           8,162
                                                         --------------
                                                                564,443
                                                         --------------
FINANCIAL - 17.91%
  1st Source Corp.                                  238           4,417
  21St Century Insurance Group                      434           6,206
  ABC Bancorp                                       184           2,637
  Acadia Realty Trust                               267           2,443
  Accredited Home Lenders*                          182           3,571
  Advanta Corp.                                     380           3,823
  Affiliated Managers Group*                        396          24,136
  Alabama National BanCorp                          183           8,872
  Alexander's Inc.*                                  37           3,089
  Alexandria Real Estate Equities Inc.              358          16,110
  Alfa Corp.                                        635           8,071
  Allegiant Bancorp Inc.                            242           4,901
  Allmerica Financial*                            1,001          18,008
  Amcore Financial Inc.                             468          10,895
  American Home Mortgage Holdings Inc.              214           4,190
  American Land Lease Inc                            96           1,402
  American Mortgage Acceptance                      152           2,639
  American National Bankshares Inc.                  86           2,313
  American Physicians Capital Inc.*                 164           3,977
  American Realty Investors Inc*                     40             366
  Americanwest Bancorporation*                      173           2,834
  AmerUs Group Co.                                  735          20,720
  AMLI Residential Properties Trust                 265           6,241
  Anchor Bancorp Wisconsin Inc.                     391           9,341
  Anthracite Capital Inc.                           900          10,854
  Anworth Mortgage Asset Corp.                      597           9,206
  Apex Mortgage Capital Inc.                        562           3,074
  Argonaut Group Inc.                               380           4,685
  Arrow Financial Corp.                             126           4,205
  Associated Estates Realty Corp.                   308           2,024
  Avatar Holdings Inc.*                              98           2,960
  Baldwin & Lyons Inc.                              142           3,373
  BancFirst Corp.                                    68           3,526
  Banctrust Financial Group Inc                     126           2,031
  Bank Mutual Corp.                                 192           6,240
  Bank of Granite Corp.                             249           4,245
  Bank of the Ozarks Inc.                            91           3,527
  BankAtlantic Bancorp Inc.                         791           9,405
  BankUnited Financial Corp.*                       536          10,800
  Banner Corp.                                      187           3,832
  Bay View Capital Corp.*                         1,198           6,924
  Bedford Property Investors Inc.                   248           7,043
  Berkshire Hills Bancorp Inc.                      101           2,868
  Boston Private Financial Holdings Inc.            378           7,968
  Boykin Lodging Co.                                326           2,543
  Brandywine Realty Trust                           489          12,039
  Brookline Bancorp Inc.                          1,084          15,176
  BRT Realty Trust                                   66           1,049
  Bryn Mawr Bank Corp.                               66           2,447
  BSB Bancorp Inc.                                  152           3,773
  C & F Financial Corp                               63           2,473
  Camco Financial Corp                              142           2,214
  Camden National Corp.                             151           4,153
  Capital Automotive REIT                           464          12,987
  Capital City Bank Group Inc.                      165           5,973

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
  RUSSELL 2000 SMALL CAP INDEX PORTFOLIO            SCHEDULE OF INVESTMENTS
---------------------------------------------------------------------------

                                                 SHARES           VALUE

FINANCIAL - 17.91% (CONTINUED)
  Capital Corp Of The West*                          93  $        2,338
  Capitol Bancorp Ltd.                              164           4,444
  Capstead Mortgage Corp.                           187           2,107
  Cascade Bancorp                                   237           4,107
  Cathay Bancorp Inc.                               292          13,017
  Cavalry Bancorp Inc                                96           1,630
  CB Bancshares Inc.                                 81           5,032
  CCBT Financial Cos. Inc.                          159           3,799
  Center Bancorp Inc                                142           2,119
  Center Financial Corp*                             87           1,310
  Central Coast Bancorp*                            154           2,583
  Central Pacific Financial Co                      270           7,479
  Century Bancorp Inc.                               60           1,787
  CFS Bancorp Inc.                                  181           2,552
  Charter Financial Corporation                      75           2,119
  Charter Municipal Mortgage Acceptance
     Co.                                            776          14,752
  Chateau Communities Inc.                          391          11,570
  Chemical Financial Corp.                          446          13,291
  Chittenden Corp.                                  630          17,231
  Citizens Banking Corp                             814          21,986
  Citizens First Bancorp Inc.                       161           3,516
  Citizens Inc.*                                    503           3,657
  Citizens South Banking Corp                       168           2,224
  City Bank                                         151           4,086
  City Holding Co.                                  313           9,162
  CNA Surety Corp.                                  292           2,876
  CNB Financial Corp                                 69           2,906
  Coastal Bancorp Inc.                               76           2,160
  Coastal Financial Corp.                           177           2,285
  CoBiz Inc.                                        155           2,099
  Colonial Properties Trust                         299          10,522
  Columbia Bancorp - Maryland                       142           1,896
  Columbia Bancorp - Oregon                         103           2,472
  Columbia Banking System Inc.                      251           4,495
  Commerce Group Inc.                               435          15,747
  Commercial Bankshares Inc                          64           1,902
  Commercial Capital Bancorp*                        94           1,443
  Commercial Federal Corp.                          832          17,638
  Commercial Net Lease Realty Inc.                  680          11,723
  Community Bank Of North Virg                       77             896
  Community Bank System Inc.                        214           8,132
  Community Banks Inc.                              153           4,550
  Community First Bankshares Inc.                   685          18,701
  Community Trust Bancorp Inc.                      231           6,038
  CompuCredit Corp.*                                251           3,050
  Connecticut Bancshares Inc.                       207           8,125
  Cons Tomoka Land Co-Florida                       106           2,663
  Cooper Cos.                                     1,331          18,581
  Cornerstone Realty Income Trust Inc.            1,028           7,515
  Corporate Office Properties Trust                 547           9,261
  Correctional Properties Trust                     136           3,808
  Corus Bankshares Inc.                             145           7,022
  Credit Acceptance Corp.*                          243           2,452
  Criimi Mae Inc*                                   233           2,551
  Crown American Realty Trust                       492           5,284
  CVB Financial Corp.                               620          12,102
  Delphi Financial Group Inc.                       308          14,414
  Dime Community Bancshares                         382           9,722
  Donegal Group Inc-                                 61             811
  DVI Inc.*                                         245           1,144
  East West Bancorp Inc.                            426          15,396
  Eastern Virginia Bankshares                        91           2,088
                                                 SHARES           VALUE

FINANCIAL - 17.91% (CONTINUED)
  EastGroup Properties Inc.                         288  $        7,776
  EMC Insurance Group Inc.                           43             798
  Enstar Group Inc*                                  57           2,246
  Entertainment Properties Trust                    325           9,344
  Equity Inns Inc.                                  763           5,265
  Equity One Inc.                                   517           8,479
  Esb Financial Corp                                135           1,823
  Essex Property Trust Inc.                         312          17,862
  Evertrust Financial Group Inc                      79           1,816
  Exchange National Bancshares Inc                   52           2,910
  F&M Bancorp                                       203          10,012
  Farmers Capital Bank Corp.                        113           3,608
  FBL Financial Group Inc.                          220           4,433
  Federal Agricultural Mortgage Corp.*              147           3,285
  FelCor Lodging Trust Inc.                         920           7,222
  Fflc Bancorp Inc                                   77           2,000
  Fidelity Bankshares Inc.                          249           5,553
  Financial Federal Corp.*                          274           6,686
  Financial Industries Corp.                        149           2,196
  Financial Institutions Inc.                       157           3,690
  First Albany Companies Inc                        132           1,641
  First Bancorp                                     140           3,627
  First Bell Bancorp Inc                             59           1,514
  First Busey Corp.                                 166           4,024
  First Charter Corp.                               560           9,744
  First Citizens Banc Corp                           79           2,050
  First Citizens Bancshares Inc.                    115          11,597
  First Commonwealth Financial Corp.              1,110          14,386
  First Community Bancorp Inc.                      232           7,231
  First Community Bancshares, Inc.                  164           5,789
  First Defiance Financial Corp.                     93           1,845
  First Essex Bancorp Inc.                          126           5,940
  First Federal Financial Of Kentucky                60           1,948
  First Federal Capital Corp.                       321           6,372
  First Financial Bancorp                           609           9,744
  First Financial Bankshares Inc.                   256           8,566
  First Financial Corp.                             128           6,771
  First Financial Holdings Inc.                     238           6,436
  First Indiana Corp.                               218           3,732
  First Industrial Realty Trust Inc                 738          23,321
  First M & F Corp                                   64           2,093
  First Merchants Corp.                             330           8,022
  First National Corp.                              144           3,551
  First Oak Brook Bancshares Inc.                    81           2,672
  First Place Financial Corp.                       223           3,862
  First Republic Bank*                              196           5,214
  First Sentinel Bancorp Inc.                       416           6,644
  First South Bancorp Inc.                           58           1,929
  First State Bancorp                               140           3,851
  First United Corp                                 115           2,705
  Firstbank Corp                                    102           3,090
  FirstFed America Bancorp, Inc.                    138           4,761
  FirstFed Financial Corp.*                         319          11,258
  Flag Financial Corp                               124           1,700
  Flagstar Bancorp Inc.                             550          13,448
  Floridafirst Bancorp                              101           2,424
  Flushing Financial Corp.                          178           3,946
  Fms Financial Corp                                 71           1,341
  FNB Corp - North Carolina                          93           2,308
  FNB Corp. - Virginia                              109           2,951
  Foothill Independent Bancorp                       86           1,602
  Franklin Financial Corp.                           62           1,863

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
  SCHEDULE OF INVESTMENTS            RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
---------------------------------------------------------------------------

                                                 SHARES           VALUE

FINANCIAL - 17.91% (CONTINUED)
  Fremont General Corp.                           1,146  $       15,700
  Frontier Financial Corporation                    289           8,210
  Ga Financial Inc                                   79           1,987
  Gabelli Asset Management Inc.*                    123           4,440
  Gables Residential Trust                          462          13,966
  GATX Corp.                                        785          12,835
  Gb&T Bancshares Inc                                84           2,064
  GBC Bancorp Inc.                                  145           5,568
  German American Bancorp                           166           2,897
  Getty Realty Corp.                                293           6,540
  Glacier Bancorp Inc.                              336           8,272
  Gladstone Capital Corp.                           165           3,404
  Glenborough Realty Trust Inc.                     326           6,243
  Glimcher Realty Trust                             579          12,970
  Gold Banc Corp.                                   663           6,968
  Great American Financial Resources
     Inc.                                           126           1,652
  Great Lakes REIT Inc.                             267           4,272
  Great Southern Bancorp Inc.                       107           4,124
  Greater Bay Bancorp                               977          19,950
  Greater Community Bancorp                          95           1,446
  Greene County Bancshares Inc                      110           2,327
  Hancock Holding Co.                               252          11,859
  Hanmi Financial Corp.                             174           3,040
  Harbor Florida Bancshares Inc.                    394           9,440
  Harleysville Group Inc.                           567          13,052
  Harleysville National Corp.                       358           9,687
  Hawthorne Financial Corp.*                        145           5,026
  Health Care REIT Inc.                             759          23,150
  Heartland Financial USA Inc                       117           3,744
  Heritage Commerce Corp*                           211           2,572
  Heritage Financial Corp                           101           2,163
  Heritage Property Investment Trust
     Inc.                                           348           9,424
  Highwoods Properties Inc                        1,006          22,434
  Hilb, Rogal & Hamilton Co.                        565          19,233
  Home Properties of New York Inc.                  524          18,466
  Horace Mann Educators Corp.                       736          11,872
  Horizon Financial Corp                            200           3,154
  Hudson River Bancorp Inc.                         285           7,957
  Humboldt Bancorp                                  233           3,486
  IBERIABANK Corp.                                  126           6,149
  IBT Bancorp Inc                                    49           2,450
  IMPAC Mortgage Holdings Inc.                      926          15,455
  Independence Holding Co.                           61           1,288
  Independent Bank Corp.                            221           4,992
  Independent Bank Corp. - Michigan                 339           8,709
  Infinity Property & Casualty                      233           5,508
  Innkeepers USA Trust                              505           3,434
  Insignia Financial Group Inc.*                    375           4,166
  Integra Bank Corp.                                288           4,956
  Interchange Financial Services Corp.              210           4,120
  Investment Technology Group*                      889          16,535
  Investors Real Estate Trust                       675           7,283
  Irwin Financial Corp.                             293           7,589
  ITLA Capital Corp.*                                88           3,558
  Jones Lang LaSalle Inc.*                          584           9,227
  Kansas City Life Insurance Co.                     69           2,956
  Keystone Property Trust Corp.                     341           6,312
  Kilroy Realty Corp.                               455          12,513
  Klamath First Bancorp Inc                         115           1,934
  Knight Trading Group Inc.*                      1,365           8,490
  Koger Equity Inc.                                 356           6,134
  Kramont Realty Trust                              400           6,600
                                                 SHARES           VALUE

FINANCIAL - 17.91% (CONTINUED)
  L N B Bancorp Inc                                  88  $        1,881
  Lakeland Bancorp Inc.                             215           3,436
  Lakeland Financial Corp.                           97           2,947
  LandAmerica Financial Group Inc.                  349          16,578
  LaSalle Hotel Properties                          317           4,685
  Lexington Corporate Properties Trust              589          10,425
  LNR Property Corp.                                373          13,950
  Local Financial Corp.*                            325           4,693
  LSB Bancshares Inc.                               160           2,770
  LTC Properties Inc.                               249           2,378
  Macatawa Bank Corp.                               157           3,782
  MAF Bancorp Inc.                                  360          13,345
  Main Street Banks Inc.                            251           6,350
  MainSource Financial Group Inc.                   112           2,729
  Manufactured Home Communities Inc.                263           9,234
  Massbank Corp.                                     70           2,532
  MB Financial Inc.                                 216           8,649
  Mbt Financial Corp                                301           4,982
  MCG Capital Corp.                                 424           6,148
  Medallion Financial Corp                          262           1,826
  Mercantile Bank Corp                               91           2,601
  Merchants Bancshares Inc.                          76           1,976
  MeriStar Hospitality Corp.                        791           4,066
  Metris Companies Inc.                             534           2,964
  MFA Mortgage Investments, Inc.                    872           8,755
  Mid-America Apartment Communities Inc.            288           7,779
  Mid-Atlantic Realty Trust                         340           7,120
  Midland Co.                                       134           2,976
  Mid-State Bancshares                              442           8,730
  Midwest Banc Holdings Inc.                        201           3,903
  Mission West Properties                           286           3,252
  Mutualfirst Financial Inc                          83           1,932
  Nara Bancorp Inc.                                 166           3,154
  NASB Financial Inc.                                58           1,682
  National Bankshares Inc                            66           2,594
  National Health Investors Inc.                    417           7,689
  National Health Realty Inc.                       117           1,871
  National Penn Bancshares Inc.                     390          10,951
  National Western Life Insurance Co.*               41           4,528
  Nationwide Health Properties Inc.               1,106          17,619
  Navigators Group Inc.*                             78           2,326
  NBC Capital Corp.                                 126           3,188
  NBT Bancorp Inc.                                  610          11,804
  New Century Financial Corp.                       355          15,496
  Newcastle Investment Corp                         386           7,558
  Northern States Financial Corp                     55           1,579
  Northwest Bancorp Inc.                            207           3,312
  NovaStar Financial Inc.                           187          11,173
  NYMAGIC INC.                                       41             831
  Oak Hill Financial Inc                             62           1,552
  OceanFirst Financial Corp.                        118           2,883
  Ocwen Financial Corp.*                            735           3,337
  Ohio Casualty Corp.*                            1,044          13,760
  Old Point Financial Corp                           43           1,260
  Old Second Bancorp Inc.                           140           5,999
  Omega Financial Corp.                             153           5,233
  Omega Healthcare Investors Inc.*                  297           1,559
  Oneida Financial Corp                              32             733
  Oriental Financial Group Inc.                     244           6,268
  Pab Bankshares Inc                                133           1,728
  Pacific Capital Bancorp                           647          22,677
  Pacific Northwest Bancorp                         318          11,054

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
 RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS
---------------------------------------------------------------------------

                                                 SHARES           VALUE

FINANCIAL - 17.91% (CONTINUED)
  Pacific Union Bank                                 75  $        1,004
  ParkerVision Inc.                                 202             992
  Parkvale Financial Corp.                           79           1,942
  Parkway Properties Inc.                           176           7,401
  Partners Trust Financial Group Inc.               124           2,366
  Patriot Bank Corp                                 126           2,282
  Peapack-Gladstone Financial Corp.                 115           3,683
  Penn-America Group Inc                            173           1,946
  Pennfed Financial Services Inc.                    71           1,970
  Pennrock Financial Savings Corp.                  130           3,511
  Penns Woods Bancorp Inc                            57           2,400
  Pennsylvania Real Estate Investment
     Trust                                          275           8,236
  Peoples Bancorp Inc.                              180           4,549
  Peoples Holding Co.                               105           4,646
  PFF Bancorp Inc.                                  169           6,532
  Philadelphia Consolidated Holding Co.*            293          11,837
  Phoenix Companies Inc                           1,771          15,992
  PMA Capital Corp.                                 403           5,066
  Port Financial Corp.                               88           4,741
  Portfolio Recovery Associate*                     207           6,456
  Post Properties Inc.                              594          15,741
  Prentiss Properties Trust                         585          17,544
  Presidential Life Corp.                           388           5,475
  Price Legacy Corp.*                               384           1,440
  PrivateBancorp Inc.                               104           2,836
  ProAssurance Corp.*                               446          12,038
  Prosperity Bancshares Inc.                        241           4,639
  Provident Bancorp Inc.                             67           2,151
  Provident Bankshares Corp.                        432          10,977
  Provident Financial Holdings                       65           1,907
  Provident Financial Services                      892          16,993
  PS Business Parks Inc.                            242           8,543
  Quaker City Bancorp Inc.*                          96           3,941
  RAIT Investment Trust                             372           9,858
  R&G Financial Corp                                345          10,247
  Ramco-Gershenson Properties Trust                 201           4,683
  Reading International Inc*                        260           1,443
  Reckson Assoc Realty Corp                         944          19,692
  Redwood Trust Inc.                                238           9,499
  Republic Bancorp Inc.                             968          12,991
  Republic Bancorp Inc. - Class A                   135           2,002
  Republic Bancshares Inc.                          140           3,501
  Resource Bankshares Corp                           56           1,904
  RFS Hotel Investors Inc.                          555           6,838
  Riggs National Corp.                              294           4,475
  RLI Corp.                                         341          11,219
  Royal Bancshares of Pennsylvania                   81           1,729
  S&T Bancorp Inc.                                  495          13,578
  S.Y. Bancorp Inc.                                  99           3,502
  Safety Insurance Group Inc                        178           2,618
  Sanders Morris Harris Group Inc                   199           1,781
  Sandy Spring Bancorp Inc.                         273           8,627
  Santander Bancorp                                  91           1,489
  Saul Centers Inc.                                 206           5,274
  Saxon Capital Inc.*                               510           8,864
  Seacoast Banking Corp. of Florida                 195           3,323
  Seacoast Financial Services Corp.                 435           8,613
  Second Bancorp Inc.                               153           3,947
  Security Bank Corp                                 71           2,459
  Selective Insurance Group Inc.                    506          12,675
  Senior Housing Properties Trust                   855          11,594
  Shore Bancshares Inc                              101           3,106
                                                 SHARES           VALUE

FINANCIAL - 17.91% (CONTINUED)
  Sierra Bancorp                                     95  $        1,335
  Silicon Valley Bancshares*                        624          14,857
  Simmons First National Corp.                      266           5,323
  Sizeler Property Investors Inc.                   217           2,224
  SL Green Realty Corp.                             515          17,968
  Sound Federal Bancorp Inc                         249           3,384
  Soundview Technology Group*                         1              10
  South Financial Group Inc.                        878          20,484
  Southern Financial Bncrp                          103           3,148
  Southside Bancshares Inc                          158           2,835
  Southwest Bancorp Inc.                            100           2,741
  Southwest Bancorp of Texas Inc.*                  532          17,295
  Sovran Self Storage Inc.                          245           7,718
  St. Francis Capital Corp.                         136           3,954
  State Auto Financial Corp.                        242           5,433
  State Bancorp Inc.                                127           2,485
  State Financial Services Corp                      96           2,125
  Staten Island Bancorp Inc.                        998          19,441
  Sterling Bancorp                                  195           5,439
  Sterling Bancshares Inc.                          745           9,745
  Sterling Financial Corp.                          319           7,417
  Sterling Financial Corp. - Spokane*               278           6,772
  Stewart Information Services Corp.*               315           8,773
  Suffolk Bancorp                                   208           6,698
  Summit Bancshares Inc.                             98           2,301
  Summit Properties Inc.                            443           9,148
  Sun Bancorp Inc.                                  102           2,058
  Sun Bancorp Inc. - New Jersey*                    121           2,408
  Sun Communities Inc.                              258          10,139
  Superior Financial Corporation                    113           2,712
  Susquehanna Bancshares Inc.                       747          17,442
  SWS Group Inc.                                    263           5,299
  Tanger Factory Outlet Centers Inc.                122           4,036
  Tarragon Realty Investors*                        103           1,502
  Taubman Centers Inc.                              827          15,845
  Taylor Capital Group Inc                           71           1,480
  Texas Regional Bancshares Inc.                    441          15,303
  The First of Long Island Corporation               64           2,564
  Tierone Corp*                                     425           8,275
  Tompkins Trustco Inc.                             139           6,206
  Town & Country Trust                              270           6,278
  Trammell Crow Co.*                                580           6,154
  Transcontinental Realty Investors*                 31             456
  Triad Guaranty Inc.*                              143           5,427
  TriCo Bancshares                                   99           2,518
  Troy Financial Corp.                              123           3,339
  Trust Company of New Jersey                       349          10,575
  TrustCo Bank Corp.                              1,402          15,534
  U.S. Restaurant Properties Inc.                   374           5,872
  U.S.B. Holding Co. Inc.                           223           3,958
  UCBH Holdings Inc.                                740          21,223
  UICI*                                             703          10,594
  UMB Financial Corp.                               308          13,059
  Umpqua Holdings Corp.                             531          10,084
  Union Bankshares Corp.                            143           4,043
  United Capital Corporation                         26             905
  United Community Banks Inc.                       343           8,568
  United Community Financial Corp.                  569           5,258
  United Fire & Casualty Co.                        135           4,386
  United Mobile Homes Inc                           105           1,592
  United National Bancorp                           356           9,822
  United Panam Financial Corp*                       74             906

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
  SCHEDULE OF INVESTMENTS            RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
---------------------------------------------------------------------------

                                                 SHARES           VALUE

FINANCIAL - 17.91% (CONTINUED)
  United Security Bancshares                         61  $        2,771
  United Security Bancshares -
     California                                      64           1,391
  Universal American Financial Corp.*               443           2,822
  Universal Health Realty Income Trust              206           5,562
  Unizan Financial Corp.                            407           7,151
  Urstadt Biddle Prop Inc A                         393           5,054
  Usi Holdings Corp*                                421           4,951
  Ventas Inc.                                     1,395          21,121
  Virginia Commerce Bancorp*                         90           1,736
  Virginia Financial Group Inc.                     135           3,780
  W Holding Co. Inc.                                854          14,450
  Warwick Community Bancorp Inc.                     55           1,609
  Washington Real Estate Investment
     Trust                                          685          18,632
  Washington Trust Bancorp Inc.                     246           5,656
  Wayne Bancorp                                      89           2,714
  Waypoint Financial Corp.                          547           9,868
  Wesbanco Inc.                                     338           8,213
  West Bancorporation                               302           5,403
  West Coast Bancorp                                286           5,205
  West Essex Bancorp Inc"+"                          37           1,299
  Westcorp Inc.                                     218           6,104
  Western Sierra Bancorp*                            63           2,096
  Westfield Financial Inc.                           90           1,693
  WFS Financial Inc.*                               228           7,640
  Willow Grove Bancorp Inc.                         209           3,547
  Winston Hotels Inc.                               323           2,639
  Wintrust Financial Corp.                          327           9,679
  World Acceptance Corp.*                           281           4,575
  WSFS Financial Corp.                              110           4,224
  Yardville National Bancorp                        156           3,042
  Zenith National Insurance Corp.                   166           4,731
                                                         --------------
                                                              2,929,967
                                                         --------------
INDUSTRIAL - 10.60%
  A.O. Smith Corp.                                  313           8,811
  AAON Inc.*                                        171           3,167
  AAR Corp.*                                        599           4,229
  Actuant Corp.*                                    199           9,417
  Acuity Brands Inc.                                781          14,191
  Advanced Energy Industries Inc.*                  315           4,489
  Airborne Inc.                                     912          19,061
  Alamo Group Inc.                                  101           1,234
  Albany International Corp.                        500          13,700
  Alexander & Baldwin Inc.                          779          20,667
  Ameron International Corp.                        125           4,346
  Ampco-Pittsburgh Corp                              88           1,099
  AMR Corp.                                       2,943          32,373
  Analogic Corp.                                    148           7,216
  Apogee Enterprises Inc.                           420           3,788
  Applied Films Corp.*                              209           5,409
  Applied Industrial Technologies Inc.              320           6,752
  Arkansas Best Corp.                               409           9,730
  Armor Holdings Inc.*                              383           5,132
  Artesyn Technologies Inc.*                        594           3,332
  Astec Industries Inc.*                            279           2,433
  Baldor Electric Co.                               551          11,351
  Barnes Group Inc.                                 231           5,027
  BEI Technologies Inc.                             207           2,484
  Bel Fuse Inc.                                     184           4,214
  Belden Inc.                                       422           6,706
  Benchmark Electronics Inc.*                       464          14,273
  BHA Group Holdings Inc                             74           1,477
                                                 SHARES           VALUE

INDUSTRIAL - 10.60% (CONTINUED)
  Blount International Inc*                          78  $          445
  Brady Corp.                                       334          11,139
  Briggs & Stratton Corp.                           407          20,554
  C&D Technologies Inc.                             384           5,514
  Calgon Carbon Corp.                               641           3,686
  Cascade Corp.                                     193           3,358
  Casella Waste Systems Inc.*                       239           2,158
  Centex Construction Products Inc.                 123           4,931
  Ceradyne Inc*                                     133           2,491
  Checkpoint Systems Inc.*                          616           8,716
  Chesapeake Corp.                                  269           5,878
  Circor International Inc.                         232           4,137
  CLARCOR Inc.                                      469          18,080
  Clean Harbors Inc*                                147           1,401
  CoBiz Inc.                                        286           9,939
  Cognex Corp.*                                     638          14,259
  Coherent Inc.*                                    552          13,209
  Commercial Metals Co.                             473           8,415
  Concord Camera Corp.*                             457           3,240
  Copart Inc.*                                    1,279          12,087
  Covenant Transport Inc.*                          138           2,346
  CTS Corp.                                         643           6,719
  Cubic Corp.                                       291           6,466
  Cuno Inc.*                                        279          10,077
  Curtiss-Wright Corp.                              155           9,796
  Cymer Inc*                                        650          20,514
  Daktronics Inc.*                                  267           4,365
  Darling International Inc*                      1,051           2,060
  Dionex Corp.*                                     313          12,442
  Drew Industries Inc.*                             116           2,111
  DRS Technologies Inc.*                            422          11,782
  Ducommun Inc.*                                    125           1,763
  Duratek Inc*                                      144           1,142
  Dycom Industries Inc.*                            901          14,686
  EDO Corp.                                         291           5,151
  EGL Inc.*                                         593           9,014
  Electro Scientific Industries Inc.                524           7,944
  ElkCorp                                           367           8,258
  EMCOR Group Inc.*                                 246          12,143
  Encore Wire Corp.*                                195           1,853
  Energy Conversion Devices Inc.*                   317           2,885
  Engineered Support Systems Inc.                   217           9,081
  Enpro Industries Inc*                             384           4,105
  ESCO Technologies Inc.*                           226           9,944
  Esterline Technologies Corp.*                     392           6,825
  Excel Technology Inc.*                            172           3,927
  Fairchild Corp (The)*                             211             749
  Fargo Electronics*                                216           2,102
  Federal Signal Corp.                              903          15,866
  FEI Company*                                      460           8,630
  Flir Systems Inc.*                                620          18,693
  Florida East Coast Industries Inc.                275           7,026
  Flowserve Corporation*                            884          17,388
  Forward Air Corp.*                                205           5,201
  Fossil Inc.*                                      229           4,711
  Franklin Electric Co. Inc.                        125           6,956
  Gardner Denver Inc.*                              302           6,179
  GenCorp Inc.                                      590           5,245
  General Cable Corp.*                              624           3,370
  Genlyte Group Inc.*                               226           7,903
  Gerber Scientific Inc*                            393           2,617
  Global Power Equipment Group Inc.*                462           2,148

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
 RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS
---------------------------------------------------------------------------

                                                 SHARES           VALUE

INDUSTRIAL - 10.60% (CONTINUED)
  Gorman-Rupp Co.                                   138  $        3,312
  GrafTech International Ltd.*                    1,010           5,505
  Granite Construction Inc.                         616          11,803
  Graphic Packaging International Corp.*            420           1,894
  Greenbrier Companies Inc*                         101           1,096
  Griffon Corp.*                                    510           8,160
  GulfMark Offshore Inc.*                           255           4,304
  Gundle SLT Environmental Inc*                     101           1,376
  Heartland Express Inc.*                           569          12,660
  Heico Corp.                                       247           3,013
  Herley Industries Inc.*                           204           3,464
  Hexcel Corp.*                                     418           1,338
  Identix Inc.*                                   1,608          10,211
  IDEX Corp.                                        519          18,809
  II-VI Inc.*                                       206           4,754
  Immucor Inc.                                      242           5,566
  Innovex Inc*                                      286           2,889
  Integrated Defense Technologies Inc.*             180           2,792
  Intermagnetics General Corp.*                     310           6,150
  Interpool Inc.                                    127           2,085
  Invision Technologies Inc.*                       323           8,027
  Ionics Inc.*                                      330           7,382
  Itron Inc.*                                       383           8,257
  Jacuzzi Brands Inc*                             1,410           7,459
  JLG Industries Inc.                               809           5,501
  Joy Global Inc.*                                  901          13,308
  Kadant Inc.*                                      224           4,200
  Kaman Corp.                                       412           4,816
  Kansas City Southern*                           1,160          13,955
  Kaydon Corp.                                      523          10,878
  Keithley Instruments Inc.                         230           3,324
  Kennametal Inc.                                   626          21,184
  Kirby Corp.*                                      347           9,785
  Knight Transportation Inc.*                       457          11,379
  Landstar System Inc.*                             277          17,409
  Lawson Products Inc.                               91           2,506
  Lennox International Inc.                         825          10,618
  Lincoln Electric Holdings Inc.                    606          12,368
  Lindsay Manufacturing Co.                         221           5,132
  Littelfuse Inc.*                                  361           8,072
  LSI Industries Inc.                               269           2,986
  Lydall Inc.*                                      275           2,943
  Manitowoc Co.                                     497          11,083
  Manufacturers Services Ltd.*                      305           1,479
  Maritrans Inc                                     130           1,944
  Matthews International Corp.                      536          13,271
  Medis Technologies Ltd.*                          222           1,583
  Mestek Inc.*                                       57           1,026
  Methode Electronics Inc.                          627           6,740
  Metrologic Instruments Inc*                        37           1,331
  Milacron Inc.                                     636           3,110
  Mine Safety Appliances Co.                        119           5,191
  Molecular Devices Corp.*                          259           4,121
  Mtc Technologies Inc*                             108           2,534
  Mueller Industries Inc.*                          645          17,486
  Myers Industries Inc.                             361           3,430
  NACCO Industries Inc.                              87           5,128
  NCI Building Systems Inc.*                        352           5,878
  NN Inc.                                           201           2,545
  Nordson Corporation                               482          11,496
  NS Group Inc.*                                    276           2,691
  Offshore Logistics Inc.*                          351           7,634
                                                 SHARES           VALUE

INDUSTRIAL - 10.60% (CONTINUED)
  Old Dominion Freight Line*                        210  $        4,540
  Orbital Sciences Corp.*                           867           6,329
  OSI Systems Inc.*                                 243           3,903
  Overseas Shipholding Group Inc.                   290           6,383
  P.A.M. Transportation Services Inc.*              107           2,688
  Pacer International Inc*                          420           7,921
  Park Electrochemical Corp.                        324           6,464
  Paxar Corp.*                                      523           5,753
  Pemstar Inc*                                      468           1,961
  Penn Engineering & Manufacturing Corp.            193           2,634
  Perini Corp*                                      308           1,238
  Petroleum Helicopters Inc.*                        69           2,177
  Pharmacopeia Inc.*                                424           7,496
  Photon Dynamics Inc.*                             301           8,317
  Planar Systems Inc.*                              264           5,164
  Powell Industries Inc.*                           123           1,801
  Power-One Inc.*                                 1,193           8,530
  Presstek Inc.*                                    575           3,582
  Prime Hospitality Corp.*                        3,103          22,146
  Quanex Corp.                                      305           9,065
  Quixote Corp.                                     118           3,013
  RailAmerica Inc.*                                 556           4,698
  Raven Industries Inc                              124           2,489
  Rayovac Corp.*                                    611           7,912
  Regal-Beloit Corp.                                442           8,442
  Research Frontiers Inc.*                          188           2,632
  Roadway Corp.                                     218           6,220
  Robbins & Myers Inc.                              203           3,756
  Rofin-Sinar Technologies Inc*                     218           3,080
  Rogers Corp.*                                     300           9,990
  Roper Industries Inc.                             515          19,158
  Saflink Corp*                                     487           3,088
  Sauer-Danfoss Inc.                                189           2,032
  SBS Technologies Inc.*                            275           2,704
  SCS Transportation, Inc.*                         261           3,296
  Seabulk International Inc*                        220           1,951
  Sequa Corp.                                        67           2,298
  Shaw Group Inc*                                   710           8,556
  Silgan Holdings Inc.*                             204           6,381
  Simpson Manufacturing Co.*                        279          10,211
  Sonic Solutions*                                  225           1,940
  SPS Technologies Inc.*                            154           4,164
  Standex International Corp.                       206           4,326
  Stewart & Stevenson Services Inc.                 536           8,442
  Stoneridge Inc.*                                  239           3,262
  Sturm Ruger & Co.                                 400           4,000
  Superconductor Technologies*                      930           2,074
  SureBeam Corp.*                                 1,419           3,760
  Sypris Solutions Inc.                             101           1,043
  Technitrol Inc.*                                  756          11,378
  Tecumseh Products Co.                             304          11,646
  Teledyne Technologies Inc.*                       605           7,926
  Tennant Co.                                       160           5,880
  Terex Corp.*                                      823          16,065
  Tetra Tech Inc.*                                  943          16,154
  Texas Industries Inc.                             396           9,425
  The Brink's Company                             1,021          14,876
  Thomas & Betts Corp.*                             803          11,603
  Thomas Industries Inc.                            179           4,842
  TRC Cos. Inc.*                                    221           3,262
  Tredegar Corp.                                    576           8,634
  Trex Co. Inc.*                                    140           5,495

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
  SCHEDULE OF INVESTMENTS            RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
---------------------------------------------------------------------------

                                                 SHARES           VALUE

INDUSTRIAL - 10.60% (CONTINUED)
  Trimble Navigation Ltd.*                          596  $       13,666
  Trinity Industries Inc.                           662          12,254
  Triumph Group Inc.*                               269           7,578
  TTM Technologies Inc.*                            362           1,698
  U.S. Xpress Enterprises Inc.*                     106           1,130
  United Industrial Corp.                           193           3,146
  United Rentals*                                 1,000          13,890
  Universal Display Corp.*                          274           2,444
  Universal Forest Products Inc.                    292           6,114
  UNOVA Inc.*                                       866           9,613
  URS Corp.*                                        301           5,857
  USFreightways Corp.                               508          13,701
  USG Corp.*                                        688          13,072
  Valence Technology Inc*                           931           2,784
  Valmont Industries Inc.                           276           5,371
  Varian Inc.*                                      551          19,103
  Veridian Corp*                                    418          14,584
  Vicor Corp.*                                      361           3,466
  Wabtec                                            595           8,276
  Washington Group International Inc*               470          10,321
  Waste Connections Inc.*                           531          18,612
  Watts Industries Inc.                             210           3,749
  Wilson Greatbatch Technologies Inc.*              374          13,501
  Woodhead Industries Inc.                          184           2,304
  Woodward Governor Co.                             167           7,181
  X-Rite Inc.                                       381           3,776
  Yellow Corp.*                                     559          12,941
  York International                                746          17,456
  Zygo Corp.*                                       297           2,376
                                                         --------------
                                                              1,734,459
                                                         --------------
TECHNOLOGY - 9.43%
  Actel Corp.*                                      413           8,467
  Activcard Corp*                                   660           6,204
  Activision, Inc.*                               1,653          21,357
  Advanced Digital Information Corp.*             1,165          11,638
  Advent Software, Inc.*                            602          10,180
  Alliance Semiconductor Corp.*                     409           1,980
  Allscripts Healthcare Solutions Inc.*             454           1,666
  Altiris Inc.*                                     160           3,208
  American Management Systems Inc.*                 794          11,338
  Andrew Corp.*                                   1,850          17,020
  Ansoft Corp*                                      122           1,287
  Ansys Inc.*                                       279           8,677
  Anteon International Corp.*                       350           9,769
  Artisan Components Inc.*                          313           7,077
  Ascential Software Corp*                        1,091          17,936
  Aspen Technology Inc.*                            661           3,173
  Asyst Technologies Inc.*                          726           4,857
  Atari Inc*                                        132             587
  Atlantic Coast Airlines Holdings Inc.*            540          18,522
  ATMI Inc.*                                        504          12,585
  Avid Technology Inc.*                             533          18,692
  Axcelis Technologies Inc.*                      1,851          11,328
  Barra Inc.*                                       280           9,996
  Borland Software Corp.*                         1,331          13,004
  Catapult Communications Corp.*                    105           1,115
  CCC Information Services Group Inc.*              233           3,379
  Cerner Corp*                                      532          12,209
  ChipPAC Inc.*                                     898           6,888
  CIBER Inc.*                                       951           6,676
  Cirrus Logic Inc.*                              1,303           5,238
                                                 SHARES           VALUE

TECHNOLOGY - 9.43% (CONTINUED)
  Cohu Inc.                                         394  $        6,146
  CompuCom Systems Inc.*                            447           2,020
  Computer Horizons Corp.*                          570           2,588
  Computer Programs and Systems Inc.*               117           2,341
  Concord Communications Inc.*                      307           4,215
  Concur Technologies Inc*                          431           4,340
  Concurrent Computer Corp.*                      1,168           3,411
  Conexant Systems, Inc.                          5,039          20,660
  Convera Corporation*                              209             819
  CRAY Inc.*                                      1,230           9,717
  Credence Systems Corp.*                         1,187          10,054
  CSG Systems International*                        984          13,904
  Cyberguard Corp                                   192           1,363
  Datastream Systems Inc.*                          325           3,442
  Dendrite International Inc.*                      559           7,200
  Digimarc Corp.*                                   175           2,748
  Diodes Inc*                                        78           1,494
  Documentum Inc.*                                  828          16,287
  Dot Hill Systems Corp*                            502           6,576
  Drexler Technology Corp.*                         168           2,604
  DSP Group Inc.*                                   516          11,109
  DuPont Photomasks Inc.*                           224           4,218
  Echelon Corp.*                                    532           7,326
  Eclipsys Corp.*                                   654           6,828
  eFunds Corp.*                                     880          10,146
  Electronics for Imaging Inc.*                     873          17,713
  Embarcadero Technologies Inc.*                    260           1,820
  Entegris Inc.*                                    993          13,346
  Epicor Software Corp*                             712           4,265
  EPIQ Systems Inc.*                                240           4,121
  ESS Technology Inc.*                              574           5,597
  Exar Corp.*                                       753          11,920
  FalconStor Software Inc.*                         639           4,275
  Fidelity National Information
     Solutions Inc.*                                239           6,233
  FileNet Corp.*                                    640          11,546
  Gateway Inc.*                                   4,079          14,888
  General Binding Corp.*                            114           1,368
  Genesis Microchip Inc.*                           587           7,948
  Global Imaging Systems Inc.*                      279           6,462
  GlobespanVirata Inc.*                           1,986          16,385
  Group 1 Software Inc*                             169           3,121
  Handspring Inc.*                                1,074           1,214
  Helix Technology Corp.                            491           6,496
  Hutchinson Technology Inc.*                       430          14,143
  Hyperion Solutions Corp.*                         686          23,159
  IDX Systems Corp.*                                325           5,044
  iGATE Corp.*                                      381           1,322
  Imagistics International Inc.*                    291           7,508
  Impac Medical Systems Inc*                        116           2,422
  InFocus Corp.*                                    701           3,309
  Informatica Corp.*                              1,204           8,320
  InfoUSA Inc.*                                     556           4,504
  Integral Systems Inc.*                            183           3,638
  Integrated Silicon Solution Inc.*                 523           3,630
  Intelidata Technologies Corp*                     921           2,781
  InterCept Inc.*                                   337           2,817
  Intergraph Corp.*                                 867          18,641
  Inter-Tel Inc.                                    350           7,427
  Intervoice Inc*                                   642           3,069
  Iomega Corp.*                                     966          10,240
  IXYS Corp.*                                       324           2,582
  JDA Software Group Inc.*                          536           5,998

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
 RUSSELL 2000 SMALL CAP INDEX PORTFOLIO             SCHEDULE OF INVESTMENTS
---------------------------------------------------------------------------

                                                 SHARES           VALUE

TECHNOLOGY - 9.43% (CONTINUED)
  Keane Inc.*                                       972  $       13,248
  KEMET Corp.*                                    1,622          16,382
  Komag Inc*                                        443           5,241
  Kopin Corp.*                                    1,306           7,993
  Kronos Inc.*                                      373          18,952
  Kulicke & Soffa Industries Inc.*                  936           5,981
  Lattice Semiconductor Corp.*                    1,903          15,662
  Lawson Software Inc.*                             797           6,193
  Legato Systems Inc.*                            1,626          13,642
  Lexar Media Inc.*                               1,003           9,569
  LTX Corp.*                                        932           8,034
  Magma Design Automation Inc.*                     394           6,757
  Manhattan Associates Inc.*                        410          10,648
  ManTech International Corp.*                      249           4,776
  Manugistics Group Inc.*                         1,141           4,690
  MAPICS Inc.*                                      330           2,706
  Mattson Technology Inc.*                          524           1,619
  Mentor Graphics Corp.*                          1,268          18,361
  Mercury Computer Systems Inc.*                    398           7,228
  Micrel Inc.*                                    1,054          10,951
  Micromuse Inc.*                                 1,029           8,222
  Micros Systems Inc.*                              310          10,224
  Microsemi Corp.*                                  545           8,720
  Microstrategy Inc*                                179           6,521
  Microtune Inc.*                                   714           2,285
  Midway Games Inc.*                                488           1,771
  Mks Instruments Inc*                              492           8,890
  Mobius Management Systems*                        136           1,016
  Monolithic System Technology Inc.*                424           3,841
  MRO Software Inc.*                                361           3,115
  MSC.Software Corp.*                               451           3,040
  Mykrolis Corp.*                                   609           6,181
  Nassda Corp.*                                     254           1,961
  National Western Life Insurance Co.*              547           8,900
  NDCHealth Corp.                                   655          12,019
  Neoware Systems Inc*                              262           4,019
  NetIQ Corp.*                                    1,004          15,522
  NetScout Systems Inc.*                            362           1,944
  Nuance Communications Inc.*                       105             567
  NYFIX Inc.*                                       492           3,124
  Oak Technology Inc.*                            1,059           6,576
  Omnicell Inc.*                                    272           2,785
  OmniVision Technologies Inc.*                     387          12,074
  ON Semiconductor Corp.*                           525           1,418
  OPNET Technologies Inc.*                          206           2,511
  Overland Storage Inc.*                            156           3,173
  Packeteer Inc.*                                   435           6,773
  Parametric Technology Corp.*                    4,025          12,276
  Parthusceva Inc*                                  286           2,339
  Patina Oil & Gas Corp.                            394           5,808
  PDF Solutions Inc.*                               272           3,142
  PEC Solutions Inc.*                               161           2,592
  Pegasystems Inc.*                                 181           1,334
  Pericom Semiconductor Corp.*                      392           3,646
  Perot Systems Corp*                             1,378          15,654
  Per-Se Technologies Inc.*                         505           5,671
  Photronics Inc.*                                  537           9,371
  Pinnacle Systems Inc.*                          1,085          11,610
  Pioneer-Standard Electronics Inc.                 527           4,469
  Pixelworks Inc.*                                  648           3,849
  Pomeroy Computer Resources Inc.*                  181           2,002
  Power Integrations Inc.*                          483          11,747
                                                 SHARES           VALUE

TECHNOLOGY - 9.43% (CONTINUED)
  Progress Software Corp.*                          492  $       10,199
  Pumatech Inc*                                     698           2,373
  QAD Inc*                                          192           1,428
  Quality Systems Inc*                               62           1,704
  Quantum Corp.*                                  2,658          10,765
  Quest Software Inc.*                              739           8,794
  Radiant Systems Inc.*                             317           2,137
  Radisys Corp.*                                    334           4,409
  Rainbow Technologies Inc.*                        448           3,768
  Redback Networks Inc.*                          2,873           2,586
  Renaissance Learning Inc.*                        144           3,154
  Retek Inc.*                                     1,013           6,483
  RF Micro Devices, Inc.*                         3,234          19,469
  Richardson Electronics Ltd.                       117             948
  Roxio Inc.*                                       368           2,462
  Rudolph Technologies Inc.*                        220           3,511
  Sanchez Computer Associates Inc.*                 260           1,352
  ScanSoft Inc.*                                    955           5,186
  Schawk Inc.                                       142           1,488
  SeaChange International Inc.*                     447           4,264
  Semitool Inc.*                                    305           1,504
  Semtech Corp*                                   1,105          15,735
  SERENA Software Inc.*                             428           8,937
  Sigma Designs Inc*                                301           3,010
  Silicon Graphics Inc.*                          3,845           4,383
  Silicon Image Inc.*                             1,306           7,287
  Silicon Storage Technology Inc.*                1,496           6,268
  Siliconix Inc.*                                   110           3,971
  SimpleTech Inc.*                                  144             577
  Sipex Corp.*                                      466           2,283
  Skyworks Solutions Inc.*                        2,609          17,663
  SpeechWorks International Inc.*                   511           2,402
  SPSS Inc.*                                        231           3,867
  SRA International Inc.*                           160           5,120
  SS&C Technologies Inc.*                           138           2,201
  Standard Microsystems Corp.*                      226           3,428
  State Bancorp Inc.*                               335           6,466
  StorageNetworks Inc.*                           1,870           2,599
  Stratasys Inc*                                     87           3,060
  Supertex Inc.*                                    166           3,049
  Sybase Inc.*                                    1,640          22,812
  Sykes Enterprises Inc.*                           449           2,196
  Synaptics Inc.*                                   307           4,132
  Synplicity Inc.*                                  226           1,182
  Syntel Inc.*                                      120           1,888
  Systems & Computer Technology Corp.*              633           5,697
  Take-Two Interactive Software Inc.*               727          20,603
  TALX Corp.                                        255           5,760
  THQ Inc.*                                         715          12,870
  Three-Five Systems Inc.*                          401           2,767
  Tier Technologies Inc.*                           263           2,038
  Titan Corp.*                                    1,494          15,373
  Tradestation Group Inc*                           326           3,345
  Transaction Systems*                              634           5,681
  Transmeta Corp.*                                2,145           3,432
  Triquint Semiconductor Inc.*                    2,506          10,425
  Turnstone Systems Inc.*                           694           7,870
  Tyler Technologies Inc.*                          758           3,222
  Ulticom Inc.*                                     204           1,938
  Ultratech Stepper Inc.*                           379           7,008
  Varian Semiconductor Equipment
     Associates Inc.*                               535          15,922
  Vastera Inc.*                                     504           3,009

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
  SCHEDULE OF INVESTMENTS            RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
---------------------------------------------------------------------------

                                                 SHARES           VALUE

TECHNOLOGY - 9.43% (CONTINUED)
  Veeco Instruments Inc.*                           429  $        7,306
  Verint Systems Inc.*                              117           2,973
  Virage Logic Corp.*                               237           1,716
  VitalWorks Inc.*                                  704           2,781
  Vitesse Semiconductor Corp.*                    3,868          19,023
  White Electronic Designs Corp.*                   347           3,675
  Wind River Systems Inc.*                        1,295           4,934
  Xicor Inc.*                                       471           2,953
  Zoran Corp.*                                      517           9,932
                                                         --------------
                                                              1,542,969
                                                         --------------
UTILITIES - 2.55%
  Allegheny Energy                                2,382          20,128
  American States Water Co.                         286           7,808
  Aquila, Inc.                                    3,460           8,927
  Atmos Energy Corp.                                939          23,287
  Avista Corp.                                      907          12,834
  Black Hills Corp.                                 603          18,512
  California Water Service Group                    265           7,452
  Cascade Natural Gas Corp.                         208           3,973
  Central Vermont Public Service Corp.              223           4,360
  CH Energy Group Inc. (Holding Co.)                271          12,195
  Chesapeake Utilities Corp                         105           2,051
  CLECO Corp.                                       831          14,393
  CMS Energy                                      2,551          20,663
  Connecticut Water Service Inc.                    150           3,833
  El Paso Electric Co.*                             924          11,393
  Empire District Electric Co.                      427           9,287
  Energen Corp.                                     657          21,878
  EnergySouth Inc.                                   83           2,722
  Idaho Power                                       719          18,874
  Laclede Group Inc.                                358           9,594
  MGE Energy, Inc.                                  334          10,481
  Middlesex Water Co.                               147           3,622
  New Jersey Resources Corp.                        510          18,105
  Northwest Natural Gas Co.                         483          13,162
  NUI Corp.                                         301           4,672
  Otter Tail Corp.                                  483          13,031
  Pico Holdings Inc.*                               115           1,495
  PNM Resources Inc.                                736          19,688
                                                 SHARES           VALUE

UTILITIES - 2.55% (CONTINUED)
  SEMCO Energy Inc.                                 356  $        2,072
  Sierra Pacific Resources*                       2,204          13,092
  SJW Corp.                                          40           3,410
  South Jersey Industries Inc.                      233           8,586
  Southern Union Co.*                               995          16,855
  Southwest Gas Corp.                               573          12,136
  Southwest Water Co.                               184           2,570
  UIL Holdings Corp.                                220           8,921
  UniSource Energy Corp.                            535          10,058
  Westar Energy Inc.                              1,259          20,433
                                                         --------------
                                                                416,553
                                                         --------------
    Total Common Stocks
       (cost $14,071,660)                                    13,424,634
                                                         --------------

UNIT INVESTMENT TRUST(3) - 2.97%
  iShares Russell 2000 Index Fund*                5,450         486,597
                                                         --------------
    Total Unit Investment Trust
       (cost $420,292)                                          486,597
                                                         --------------

SHORT-TERM INVESTMENTS(3) - 15.78%
NORTHERN TRUST DIVERSIFIED ASSETS
PORTFOLIO(1) - 6.02%                            984,496         984,496
                                                         --------------

                                              PRINCIPAL           VALUE

U.S. TREASURY BILL - 9.76%
  (1.140% due 09/18/03)                   $   1,600,000  $    1,596,980
                                                         --------------
    Total Short-Term Investments
       (cost $2,581,476)                                      2,581,476
                                                         --------------
TOTAL INVESTMENTS - 100.81%
   (cost $17,073,428)(1)                                     16,492,707
                                                         --------------
NORTHERN INSTITUTIONAL LIQUID ASSET
PORTFOLIO(2) - 12.45%                                         2,037,361
                                                         --------------
OTHER ASSETS AND LIABILITIES - (13.26%)                      (2,170,167)
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $   16,359,901
                                                         ==============

-------------

*    Non-income producing
+    Illiquid
(1) For federal income tax purposes, cost is $17,328,000 and gross unrealized appreciation and depreciation of securities as of June 30, 2003 was $2,642,539 and ($3,477,832), respectively.
(2) This security was purchased with cash collateral held from securities lending.
(3) Securities and other assets with an aggregate value of $2,645,560 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of June 30, 2003:

                                                         UNREALIZED
                                                      APPRECIATION/
TYPE                                      CONTRACTS  (DEPRECIATION)
-------------------------------------------------------------------
Russell 2000 Index (09/03)                   11         $(42,825)
Russell 2000 Index Mini (09/03)               4         $ (3,720)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
 EAFE INTERNATIONAL INDEX PORTFOLIO                 SCHEDULE OF INVESTMENTS
---------------------------------------------------------------------------

JUNE 30, 2003

(UNAUDITED)

                                                 SHARES           VALUE

COMMON STOCKS - 98.93%
AUSTRALIA - 4.02%
  Australia & New Zealand Bank Group              5,947  $       74,228
  BHP Billiton Ltd                               14,598          84,592
  Commonwealth Bank of Australia                  4,964          98,381
  Foster's Brewing Group Limited                  8,084          22,826
  National Australia Bank                         6,002         134,854
  News Corporation Limited                        5,819          43,711
  News Corporation Limited - Preferred            7,614          46,930
  Rio Tinto Limited                               1,189          23,294
  Telstra Corporation Limited                     8,587          25,341
  Wesfarmers Limited                              1,472          24,978
  Westpac Banking Corp                            6,915          75,365
  Woolworths Limited                              4,133          34,705
                                                         --------------
                                                                689,205
                                                         --------------
BELGIUM - 0.70%
  Dexia*                                          2,536          32,064
  Electrabel*                                        82          20,896
  Fortis*                                         3,820          66,328
                                                         --------------
                                                                119,288
                                                         --------------
DENMARK - 0.50%
  Danisco A/S*                                       94           3,683
  Danske Bank A/S                                 2,195          42,746
  Group 4 Falck                                      13             216
  Novo-Nordisk A/S                                1,084          37,948
  TDC A/S                                            12             359
                                                         --------------
                                                                 84,952
                                                         --------------
FINLAND - 2.00%
  Fortum Oyj                                        130           1,042
  Instrumentarium Oyj                                57           2,167
  Kesko Oyj                                          33             387
  Kone Oyj                                           14             587
  Nokia Oyj                                      18,824         309,986
  Tietoenator Oyj                                     8             135
  UMP-Kymmene Oyj                                 1,910          27,878
                                                         --------------
                                                                342,182
                                                         --------------
FRANCE - 10.37%
  Accor SA                                          610          22,066
  Alcatel SA*                                     4,347          39,187
  Aventis SA                                      2,639         145,193
  Axa*                                            5,530          85,795
  BNP Paribas                                     3,146         159,865
  Bouygues                                          556          15,349
  Carrefour Supermarche*                          2,286         112,042
  Compagnie DE Saint-Gobain*                      1,227          48,288
  France Telecom*                                 3,231          79,254
  Groupe Danone                                     444          61,440
  Lafarge SA                                        487          28,522
  Lagardere S.C.A.                                  487           1,314
  L'Air liquide                                     250          37,064
  L'OREAL                                         1,308          92,227
  LVMH Moet Hennessy Louis Vuitton                  892          44,241
  Peugeot SA                                        605          29,388
  Pinault-Printemps-Redoute                         136          10,245
  Renault SA                                        490          25,907
                                                 SHARES           VALUE

FRANCE - 10.37% (CONTINUED)
  Sanofi-Synthelabo SA                            1,542  $       90,310
  Schneider Electric SA                             662          31,123
  Societe Generale                                1,158          73,406
  STMicroelectronics N.V.*                        2,324          48,732
  Suez Lyonnaise des Eaux                         3,275          52,126
  Total FinaElf SA*                               2,482         375,093
  Vivendi Universal*                              3,532          64,288
                                                         --------------
                                                              1,772,465
                                                         --------------
GERMANY - 6.81%
  Allianz AG                                      1,110          91,905
  BASF AG                                         2,112          89,859
  Bayer AG                                        2,696          62,230
  DaimlerChrysler AG*                             3,424         118,747
  Deutsche Bank AG                                2,237         144,501
  Deutsche Post AG                                1,532          22,343
  Deutsche Telekom*                               8,286         126,174
  E.ON AG                                         2,322         119,060
  Muenchener Rueckversicherungs AG                  275          27,791
  RWE AG                                          1,400          42,283
  SAP AG                                            832          97,455
  Schering AG                                       615          30,016
  Siemens AG                                      3,165         155,015
  Volkswagen AG                                     907          38,121
                                                         --------------
                                                              1,165,500
                                                         --------------
HONG KONG - 1.21%
  BOC Hong Kong Holdings Ltd                        248             250
  Cheung Kong Holdings                            6,222          37,261
  China Light & Power Holding                     7,446          32,369
  Hang Seng Bank                                  2,998          31,621
  Henderson Land Development                        256             732
  Hong Kong & China Gas                              17              21
  Hong Kong Electric Holdings                     5,470          21,394
  Hopewell Holdings*                                400             426
  Hutchison Whampoa                               8,618          52,494
  Li & Fung Ltd.                                  1,471           1,896
  Kowloon motor Bus Holdings                        300           1,400
  MTR Corporation                                   312             358
  Sun Hung Kai Properties Ltd                     4,823          24,306
  Swire Pacific Ltd                                  16              70
  Wharf Holdings Ltd                                608           1,170
  Yue Yuen Industrial Holdings                      300             767
                                                         --------------
                                                                206,535
                                                         --------------
ITALY - 3.96%
  Assicurazioni Generali*                         4,047          93,786
  Banca Intesa SpA*                              14,182          45,357
  Enel SpA                                        8,393          52,336
  ENI-Ente Nazionale Idrocarburi SpA             11,015         166,591
  Mediaset SpA                                    2,363          19,999
  San Paolo-IMI SpA                               3,427          31,838
  Telecom Italia SpA                              9,318          84,320
  Telecom Italia SpA-RNC                          8,084          44,282
  TIM SpA                                        14,906          73,434
  Unicredito Italiano SpA*                       13,559          64,619
                                                         --------------
                                                                676,562
                                                         --------------
JAPAN - 15.01%
  Aeon Co. Ltd.                                     800          18,322
  Ajinomoto Co Inc                                2,200          21,070

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
  SCHEDULE OF INVESTMENTS                EAFE INTERNATIONAL INDEX PORTFOLIO
---------------------------------------------------------------------------

                                                 SHARES           VALUE

JAPAN - 15.01% (CONTINUED)
  Bridgestone Corp                                2,000  $       27,150
  Canon Inc                                       3,000         137,664
  Central Japan Railway Co                            3          21,487
  Chubu Electric Power Co.                        2,500          45,597
  Dai Nippon Printing Co. Ltd.                    2,000          21,153
  Denso Corp                                      1,900          30,112
  East Japan Railway Company                         11          48,919
  Fuji Photo Film Company Ltd.                    2,000          57,797
  Hitachi Ltd                                    11,000          46,629
  Honda Motor Co Ltd                              2,500          94,733
  Hoya Corporation                                  400          27,549
  Ito-Yokado Co Ltd                               1,000          23,943
  JFE Holdings Inc.*                              1,800          26,983
  Kansai Electric Power Co                        2,700          42,588
  Kao Corp                                        2,000          37,227
  Keyence Corporation                               100          18,322
  Kirin Brewery Co. Ltd.                          3,000          21,087
  Kyocera Corp                                      600          34,329
  Kyushu Electric Power                           1,500          23,348
  Matsushita Electric Industrial Co Ltd           9,000          89,119
  Millea Holdings                                     3          22,936
  Mitsubishi Corp                                 4,000          27,749
  Mitsubishi Estate Co Ltd                        4,000          27,083
  Mitsubishi Heavy Industries Ltd                11,000          28,491
  Mitsubishi Tokyo Financial                         10          45,222
  Mitsui & Co Ltd                                 5,000          25,068
  Mitsui Sumitomo Insurance Co                    5,000          23,194
  Murata Manufacturing Co. Ltd                      800          31,447
  Nintendo Co Ltd*                                  400          29,082
  Nippon Steel Corp                              20,000          27,483
  Nippon Telegraph & Telephone Corp.                 18          70,606
  Nissan Motor Co Ltd                             8,900          85,090
  Nomura Holdings Inc.                            7,000          88,845
  NTT Mobile Communications                          66         142,911
  Osaka Gas Co Ltd                                8,000          19,788
  Pioneer Electric Corp.                             93           2,091
  Ricom Company Limited                           2,000          32,680
  Rohm Company Limited                              400          43,606
  Seven Eleven                                    1,000          24,901
  Sharp Corporation                               3,000          38,501
  Shimizu Corporation                               800           2,219
  Shin-Etsu Chemical Co Ltd                       1,400          47,803
  Sony Corporation                                3,500          98,522
  Staniley Electric Co Ltd                          848          12,084
  Sumitomo Mitsui Banking Corp                       27          58,913
  Takeda Chemical                                 3,200         118,060
  Tohoku Electric Power                           1,700          25,144
  Tokyo Electric Power Co                         4,500          86,009
  Tokyo Electron Limited                            500          23,694
  Tokyo Gas Co Ltd                               10,000          28,732
  Toshiba Corporation                            11,000          37,835
  Toyota Motor Corporation                        9,200         238,285
  Trend Micro                                       200           3,106
  Want Want Holdings Ltd                            500             390
  Yamanouchi Pharmaceutical Co Ltd                1,300          33,887
                                                         --------------
                                                              2,566,585
                                                         --------------
NETHERLANDS - 6.43%
  ABN Amro Holding NV                             5,635         107,743
  Aegon NV*                                       5,329          53,363
  Akzo Nobel NV                                   1,079          28,598
                                                 SHARES           VALUE

NETHERLANDS - 6.43% (CONTINUED)
  Heineken NV                                       628  $       22,284
  ING Groep NV                                    6,632         115,230
  Koninklijke Ahold NV*                           6,850          48,535
  Nordea AB*                                      8,830          42,578
  Philips Electronics NV                          5,196          98,812
  Reed Elsevier NV*                               2,442          28,800
  Royal Dutch Petroleum Company                   8,239         382,430
  TNT Post Group NV                               1,305          22,659
  Unilever NV                                     2,248         120,609
  Unv-Ver Ned Uitgev Ver Bezit*                     893          27,514
                                                         --------------
                                                              1,099,155
                                                         --------------
NORWAY - 0.18%
  Bergesen                                            6             143
  Den Norske Bank                                    10              49
  Norsk Hydro ASA                                   557          27,393
  Norske Skogindustries ASA                          99           1,481
  Orkla ASA                                          33             571
  Statoil ASA                                        70             596
                                                         --------------
                                                                 30,233
                                                         --------------
PORTUGAL - 0.15%
  Portugal Telecom SGPS SA*                       3,687          26,420
                                                         --------------
SINGAPORE - 0.39%
  DBS Group Holdings Ltd                          4,409          25,788
  Haw Par Corp Ltd                                  449           1,107
  Oversea-Chinese Banking Corp                       54             307
  Singapore Airlines Ltd.*                          163             963
  Singapore Press Holdings                          558           5,799
  Singapore Telecommunications*                     444             381
  UTD Overseas Bank                               4,494          31,644
  Venture Corporation Ltd                           135           1,234
                                                         --------------
                                                                 67,223
                                                         --------------
SPAIN - 4.23%
  Altadis SA                                      1,164          29,835
  Banco Bilbao Vizcaya Argentaria SA             11,929         125,345
  Banco Santander Central Hispano SA             16,949         148,508
  Endesa SA*                                      3,527          59,053
  Iberdrola SA*                                   2,979          51,589
  Repsol YPF SA*                                  3,615          58,617
  Stora Enso OYJ Series R ORDN                    2,731          30,515
  Telefonica SA*                                 18,917         219,627
                                                         --------------
                                                                723,089
                                                         --------------
SWEDEN - 2.02%
  ABB Ltd*                                        1,237           4,095
  Astrazenca Plc                                  2,130          86,344
  Atlas Copco AB                                     66           1,670
  Electrolux AB                                   1,280          25,264
  Ericsson Lm*                                   60,418          64,909
  Gambro AB                                         194           1,284
  Hennes & Mauritz AB                             1,840          42,294
  Sandvik AB*                                         4             105
  Skandia Forsakrings AB                            385           1,024
  SKF AB                                             16             462
  Svenska Cellulosa AB                              613          20,944
  Svenska Handelsbanken                           2,148          35,152
  Swisscom                                          102          28,992
  Telia AB                                        7,516          31,172

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
 EAFE INTERNATIONAL INDEX PORTFOLIO                 SCHEDULE OF INVESTMENTS
---------------------------------------------------------------------------

                                                 SHARES           VALUE

SWEDEN - 2.02% (CONTINUED)
  Volvo AB                                           52  $        1,143
                                                         --------------
                                                                344,854
                                                         --------------
SWITZERLAND - 8.99%
  CIE Financ Richemont*                           2,061          33,323
  Credit Suisse Group                             4,738         124,703
  Nestle SA                                       1,578         325,619
  Novartis                                       10,750         425,397
  Roche Holding AG                                2,782         218,226
  Swiss Re                                        1,288          71,365
  UBS AG                                          4,984         277,257
  Zurich Financial Services AG*                     512          61,047
                                                         --------------
                                                              1,536,937
                                                         --------------
UNITED KINGDOM - 31.96%
  3I Group Plc                                    2,399          22,367
  Allied Irish Banks Plc*                         3,511          52,778
  AstraZeneca Plc                                 3,693         148,086
  Aviva Plc                                       8,926          61,974
  BAA Plc                                         4,166          33,720
  BAE Systems Plc                                12,106          28,467
  Bank of Ireland*                                8,925         107,719
  Barclays Plc                                   25,838         191,866
  BG Group Plc                                   13,873          61,467
  Billiton Plc                                    9,245          48,666
  BOC Group Plc*                                  1,993          25,570
  Boots Co. Plc                                   3,344          35,785
  BP Amoco Plc                                   88,198         611,637
  British Airways Plc*                            6,456          73,243
  British SKY Broadcasting Plc                    4,942          54,762
  BT Group Plc*                                  34,133         114,762
  Cadbury Schweppes Plc                           8,092          47,804
  Centrica Plc*                                  16,775          48,650
  Compass Group Plc                               8,771          47,292
  CRH Plc                                         2,018          31,633
  Diageo Plc*                                    12,447         132,891
  GlaxoSmithKline Plc                            25,739         479,089
  GUS Plc                                         3,993          44,740
  HBOS Plc                                       14,908         192,992
  HSBC Holdings Plc                              42,321         500,030
  Imperial Tabacco*                               2,907          51,952
  Intercontinental Hotel Group*                   2,859          20,287
  Kingfisher Plc                                 10,263          46,954
  Land Securities Group B                         1,826          23,548
  Legal & General Group Plc                      25,623          35,517
  Lloyds TSB Group Plc*                          21,968         155,969
  Marks & Spencer Plc                             8,988          46,831
  National Grid Group Plc                        12,178          82,593
  Pearson Plc                                     3,133          29,262
  Prudential Plc                                  7,922          47,976
                                                 SHARES           VALUE

UNITED KINGDOM - 31.96% (CONTINUED)
  Rechitt Benckiser Plc                           2,230  $       40,920
  Reed Elsevier Plc                               5,022          41,788
  Rentokil Initial Plc                            7,373          23,025
  Rio Tinto Plc Reg                               4,157          78,201
  Royal Bank of Scotland Group Plc               10,790         302,690
  Sainsbury (J) Plc                               5,734          24,034
  Scottish & Southern Energy                      3,348          34,474
  Scottish Power Plc                              7,262          43,620
  Shell Transport & Trading Co                   38,076         251,327
  South African Breweries*                        3,197          21,405
  Smith & Nephew Plc                              3,634          20,884
  Smiths Group Plc                                2,159          25,046
  Syngenta AG                                       407          20,403
  Tesco Plc                                      28,480         103,040
  Unilever Plc                                   10,853          86,412
  United Utilities Plc                            2,165          21,043
  Vodafone Group Plc                            268,584         525,201
  Wolseley Plc                                    2,327          25,737
  WPP Group Plc                                   4,510          35,351
                                                         --------------
                                                              5,463,480
                                                         --------------
    Total Common Stocks
       (cost $15,714,140)                                    16,914,665
                                                         --------------

UNIT INVESTMENT TRUST - 0.67%
  iShares MSCI Eafe Index Fund*                   1,050         113,726
                                                         --------------
    Total Unit Investment Trust
       (cost $96,421)                                           113,726
                                                         --------------

SHORT-TERM INVESTMENTS - 0.04%
NORTHERN TRUST DIVERSIFIED ASSETS FUND -
0.04%                                             7,611           7,611
                                                         --------------
    Total Short-Term Investments
       (cost $7,611)                                              7,611
                                                         --------------
TOTAL INVESTMENTS - 99.64%
   (cost $15,818,172)(1)                                     17,036,002
                                                         --------------
NORTHERN INSTITUTIONAL LIQUID ASSET
PORTFOLIO(2) - 6.80%                                          1,162,146
                                                         --------------
OTHER ASSETS AND LIABILITIES - (6.44%)                       (1,101,261)
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $   17,096,887
                                                         ==============

-------------

*    Non-income producing
(1) For federal income tax purposes, cost is $15,873,754 and gross unrealized appreciation and depreciation of securities as of June 30, 2003 was $1,457,945 and ($295,697), respectively.
(2) This security was purchased with cash collateral held from securities lending.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
  SCHEDULE OF INVESTMENTS             LEHMAN AGGREGATE BOND INDEX PORTFOLIO
---------------------------------------------------------------------------

JUNE 30, 2003

(UNAUDITED)

                                              PRINCIPAL           VALUE

U.S. TREASURY OBLIGATIONS - 21.28%
U.S. TREASURY NOTES & BONDS - 21.28%
  6.500% due 05/15/05                     $     625,000  $      685,449
  5.500% due 02/15/08                           625,000         712,134
  6.250% due 08/15/23                           650,000         796,199
                                                         --------------
    Total U.S. Treasury Obligations
       (cost $2,144,600)                                      2,193,782
                                                         --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -
45.56%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 45.56%
  3.500% due 09/15/07                         1,300,000       1,359,047
  5.000% due 11/01/17                           489,639         506,541
  5.000% due 05/01/18                           199,253         205,976
  6.500% due 04/01/23                           180,452         190,714
  6.000% due 11/01/32                         2,341,262       2,433,982
                                                         --------------
    Total U.S. Government Agency
       Obligations
       (cost $4,665,123)                                      4,696,260
                                                         --------------
SOVEREIGN GOVERNMENT BONDS - 0.97%
  Republic of Italy
     (2.500% due 07/15/08)                      100,000          99,470
                                                         --------------
    Total Sovereign Government Bonds
       (cost $99,521)                                            99,470
                                                         --------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.08%
PRIVATE SECTOR - 2.08%
  Countrywide (6.815% due 01/25/29)             101,887         108,535
  Vanderbilt Acquisition Loan Trust
     (5.700% due 09/07/23)                      100,000         106,014
                                                         --------------
    Total Collateralized Mortgage
       Obligations
       (cost $213,232)                                          214,549
                                                         --------------
CORPORATE BONDS AND NOTES - 26.86%
BANK, BANK HOLDING COMPANIES, &
OTHER BANK SERVICES - 3.77%
  Citigroup Capital (7.750% due
     12/01/36)                                  100,000         115,925
  Key Bank (5.000% due 07/17/07)                 80,000          86,675
  Merrill Lynch (6.375% due 10/15/08)            80,000          92,528
  U.S. Bank NA (6.375% due 08/01/11)             80,000          93,389
                                                         --------------
                                                                388,517
                                                         --------------
CAPITAL GOODS - 3.47%
  Eaton Corp. (5.750% due 07/15/12)              80,000          87,479
  Honeywell International (7.500% due
     03/01/10)                                   80,000          97,758
  Masco Corp (5.875% due 07/15/12)               80,000          88,842
  Pitney Bowes Inc. (4.625% due
     10/01/12)                                   80,000          83,639
                                                         --------------
                                                                357,718
                                                         --------------
CONSUMER NON-DURABLE - 5.34%
  Campbell Soup Co. (5.500% due
     03/15/07)                                   80,000          88,173
  Cargill Inc.(2) (6.250% due 05/01/06)          80,000          89,251
  Commonwealth Edison (6.150% due
     03/15/12)                                   80,000          91,723
                                              PRINCIPAL           VALUE

CONSUMER NON-DURABLE - 5.34% (CONTINUED)
  E.W. Scripps Co (5.750% due 07/15/12)   $      80,000  $       90,009
  TIAA Global Market(2) (4.125% due
     11/15/07)                                   80,000          84,668
  UPM-Kymmene Corp.(2) (5.625% due
     12/01/14)                                  100,000         107,270
                                                         --------------
                                                                551,094
                                                         --------------
CONSUMER STAPLES - .88%
  General Mills Inc. (6.000% due
     02/15/12)                                   80,000          90,317
                                                         --------------
ENERGY - 2.68%
  Conoco Funding Co. (6.350% due
     10/15/11)                                   80,000          93,446
  Keyspan Corp. (7.250% due 11/15/05)            80,000          89,769
  Public Service Inc. (6.625% due
     02/15/11)                                   80,000          92,736
                                                         --------------
                                                                275,951
                                                         --------------
FINANCE - 3.55%
  American General Finance (5.375% due
     09/01/09)                                   80,000          87,412
  Devon Financing Corp. (6.875% due
     09/30/11)                                   80,000          93,843
  General Electric Capital Corp (6.875%
     due 11/15/10)                               80,000          95,636
  Household Finance Corp. (5.875% due
     02/01/09)                                   80,000          89,190
                                                         --------------
                                                                366,081
                                                         --------------
HEALTH CARE - 1.71%
  Amgen Inc. (6.500% due 12/01/07)               80,000          90,531
  CSX Corp. (4.875% due 11/01/09)                80,000          85,232
                                                         --------------
                                                                175,763
                                                         --------------
MANUFACTURING - 3.77%
  Alcoa Inc. (7.375% due 08/01/10)               80,000          96,925
  Colonial Pipeline Co. (6.580% due
     08/28/32)                                  100,000         115,750
  GTE North Inc. (6.940% due 04/15/28)           80,000          90,788
  Weyerhauser Co. (5.250% due 12/15/09)          80,000          85,602
                                                         --------------
                                                                389,065
                                                         --------------
TELECOMMUNICATIONS - 1.69%
  Citizen Communications (9.250% due
     05/15/11)
  Sprint Capital Corp. (6.000% due
     01/15/07)                                   80,000          85,972
  Verizon Wireless (5.375% due 12/15/06)         80,000          87,868
                                                         --------------
                                                                173,840
                                                         --------------
    Total Corporate Bonds & Notes
       (cost $2,682,427)                                      2,768,346
                                                         --------------

                                                 SHARES           VALUE

SHORT-TERM INVESTMENTS - 3.29%
NORTHERN TRUST DIVERSIFIED
ASSETS FUND - 3.29%                             339,083  $      339,083
                                                         --------------
    Total Short-Term Investments
       (cost $339,083)                                          339,083
                                                         --------------
TOTAL INVESTMENTS - 100.04%
  (cost $10,143,986)(1)                                      10,311,490
                                                         --------------
NORTHERN INSTITUTIONAL LIQUID ASSET
PORTFOLIO(3) - 35.97%                                         3,707,579
                                                         --------------
OTHER ASSETS AND LIABILITIES - (36.01%)                      (3,711,906)
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $   10,307,163
                                                         ==============

-------------

(1) For federal income tax purposes, cost is $10,143,986 and gross unrealized appreciation and depreciation of securities as of June 30, 2003 was $169,044 and ($1,540), respectively.
(2) Security exempt from registration under Rule 144(a) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3) This security was purchased with cash collateral held from securities lending.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                              NOTES TO FINANCIAL STATEMENTS
---------------------------------------------------------------------------
JUNE 30, 2003 (UNAUDITED)

  NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Summit Mutual Funds, Inc., (the "Fund"), is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company. The Fund is offered in two series, the Pinnacle Series and the Apex Series. The results of the Pinnacle Series (the "Series") are presented herein. The shares of the Series are sold only to insurance companies and their separate accounts to fund the benefits under certain variable insurance products. The results of the Series presented exclude the additional fees and expenses of variable annuity or variable life insurance contracts. The Series' shares are offered in eight different portfolios - Zenith Portfolio, Bond Portfolio, S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, Nasdaq-100 Index Portfolio, Russell 2000 Small Cap Index Portfolio, EAFE International Index Portfolio, and Lehman Aggregate Bond Index Portfolio (individually "Portfolio", collectively "Portfolios"). The Zenith Portfolio seeks long-term appreciation of capital by investing primarily in common stocks and other equity securities. The Bond Portfolio seeks a high level of current income as is consistent with reasonable investment risk by investing primarily in long-term, fixed-income, investment-grade corporate bonds. The S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Russell 2000 Small Cap Index Portfolio, Nasdaq-100 Index Portfolio, EAFE International Index Portfolio, and Lehman Aggregate Bond Index Portfolio seek investment results that correspond to the total return performance of common stocks as represented by their respective index. The Balanced Index Portfolio seeks investment results, with respect to 60% of its assets, that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index and, with respect to 40% of its assets, that correspond to the total return performance of investment grade bonds, as represented by the Lehman Brothers Aggregate Bond Index. The Lehman Aggregate Bond Index Portfolio seeks investment results that correspond to the total return performance of the bond market, as represented by the Lehman Brothers Aggregate Bond Index.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITIES VALUATION - Securities held in each Portfolio, except for money market instruments maturing in 60 days or less, are valued as follows:
Securities traded on stock exchanges (including securities traded in both the over-the-counter market and on an exchange), or listed on the NASDAQ National Market System, are valued at the last sales price as of the close of the New York Stock Exchange on the day the securities are being valued, or, lacking any sales, at the closing bid prices. Alternatively, NASDAQ listed securities may be valued on the basis of the NASDAQ Official Closing Price. Securities traded only in the over-the-counter market are valued at the last bid price, as of the close of trading on the New York Stock Exchange, quoted by brokers that make markets in the securities. Other securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board of Directors. Money market instruments with a remaining maturity of 60 days or less held in each Portfolio are valued at amortized cost which approximates market.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. All amortization of discount and premium is recognized currently under the effective interest method. Gains and losses on sales of investments are calculated on the identified cost basis for financial reporting and tax purposes. Paydown gains and losses on mortgage and asset-backed securities are presented as interest income.

FEDERAL TAXES - It is the intent of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and any net realized capital gains. Regulated investment companies owned by the segregated asset accounts of a life insurance company, held in connection with variable annuity contracts, are exempt from excise tax on undistributed income. Therefore, no provision for income or excise taxes has been recorded. The Zenith Portfolio, Bond Portfolio, S&P 500 Index Portfolio, S&P MidCap 400 Index

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Portfolio, Balanced Index Portfolio, Nasdaq-100 Index Portfolio, and Russell 2000 Small Cap Index Portfolio have a capital loss carry forward of $2,172,491, $6,339,965, $2,954,700, $1,183,610, $574,389, $6,142,851, and $858,626,
respectively, which expire between 2006 and 2009.

                                                   TAX CHARACTER OF DISTRIBUTIONS PAID
                           --------------------------------------------------------------------------------
----
                                YEAR ENDED DECEMBER 31, 2002               YEAR ENDED DECEMBER 31, 2001
                          ------------------------------------   --------------------------------------
                                      LONG-TERM                               LONG-TERM
                           ORDINARY   CAPITAL        TOTAL        ORDINARY    CAPITAL         TOTAL
FUND                        INCOME    GAINS      DISTRIBUTIONS     INCOME     GAINS       DISTRIBUTIONS
----                      ----------  ---------  -------------   -----------  ----------  -------------
Zenith Portfolio          $3,452,162* $      --    $3,452,162    $   858,337  $       --  $   858,337
Bond Portfolio             1,934,326         --     1,934,326      1,163,914          --    1,163,914
S&P 500 Index Portfolio      474,970    131,130       606,100     11,024,779   7,375,447   18,400,226
S&P MidCap 400 Index
  Portfolio                  107,543     78,555       186,098      2,022,782   1,417,829    3,440,611
Balanced Index Portfolio     426,657         --       426,657        598,368      31,315      629,683
Nasdaq-100 Index
  Portfolio                       --         --            --             --          --           --
Russell 2000 Small Cap
  Index Portfolio             37,810    194,514       232,324        886,710          --      886,710
EAFE International Index
  Portfolio                       --         --            --             --          --           --

*  $2,544,857 is a return of capital.

                                       TAX BASIS OF DISTRIBUTABLE EARNINGS
                                              AS OF DECEMBER 31, 2002
                                     -----------------------------------------
                                     UNDISTRIBUTED  UNDISTRIBUTED
                                       ORDINARY       LONG-TERM     UNREALIZED
FUND                                    INCOME          GAINS      APPRECIATION
----                                 -------------  -------------  ------------
Zenith Portfolio                       $     --       $     --      $       --
Bond Portfolio                          297,898             --         485,068
S&P 500 Index Portfolio                 544,576             --       9,042,197
S&P MidCap 400 Index Portfolio           84,660             --              --
Balanced Index Portfolio                 47,456             --              --
Nasdaq-100 Index Portfolio                   --             --              --
Russell 2000 Small Cap Index
   Portfolio                            101,642             --              --
EAFE International Index Portfolio       87,181        313,314          34,141

The difference between book basis and tax basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales and mark-to-market adjustments for futures contracts.

DISTRIBUTIONS - Distributions from net investment income in all fixed income Portfolios generally are declared and paid quarterly. Equity Portfolios generally declare and pay dividends annually. Net realized capital gains are distributed periodically, no less frequently than annually. Distributions are recorded on the ex-dividend date. All distributions are reinvested in additional shares of the respective Portfolio at the net asset value per share.

The amount of distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

                                 SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                               NOTES TO FINANCIAL STATEMENTS
----------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

EXPENSES - Allocable expenses of the Fund are charged to each Portfolio based on the ratio of the net assets of each Portfolio to the combined net assets of the Fund. Nonallocable expenses are charged to each Portfolio based on specific identification.

FOREIGN CURRENCY - The Portfolio's accounting records are maintained in U.S. dollars. All Portfolios may purchase foreign securities within certain limitations set forth in theProspectus. Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars at the spot rate at the close of the London Market. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the underlying fluctuation in the securities resulting from market prices. All are included in net realized and unrealized gain or loss for investments.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies including the level of governmental supervision and regulations of foreign securities markets and the possibility of political and economic instability.

NOTE 2 - TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEES - The Fund pays investment advisory fees to Summit Investment Partners, Inc. (the "Adviser") under terms of an Investment Advisory Agreement (the "Agreement"). Certain officers and directors of the Adviser are affiliated with the Fund. The Fund pays the Adviser, as full compensation for all services and facilities furnished, a monthly fee computed separately for each Portfolio on a daily basis, at an annual rate, as follows:

       (a)  for the Zenith Portfolio - .64% of the current net asset value.

       (b)  for the Bond Portfolio - .47% of the current net asset value.

       (c) for the S&P 500 Index Portfolio - .30% of the current net asset value.

       (d) for the S&P MidCap 400 Index Portfolio - .30% of the current net asset value.

       (e) for the Balanced Index Portfolio - .30% of the current net asset value.

       (f) for the Nasdaq-100 Index Portfolio - .35% of the current net asset value.

       (g) for the Russell 2000 Small Cap Index Portfolio - .35% of the current net asset value.

       (h) for the EAFE International Index Portfolio - .56% of the current net asset value.

       (i) for the Lehman Aggregate Bond Index Portfolio - .30% of the current net asset value.

The Agreement provides that if the total operating expenses of the Zenith or Bond Portfolios, exclusive of advisory fees and certain other expenses, for any fiscal quarter exceed an annual rate of 1% of the average daily net assets of the respective Portfolios, the Adviser will reimburse the Portfolio for such excess, up to the amount of the advisory fee for that year. The Adviser has agreed to pay other expenses of the S&P 500 Index Portfolio, the S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, the Nasdaq-100 Index Portfolio, and the Lehman Aggregate Bond Index Portfolio, other than the advisory fee for these Portfolios, to the extent that such expenses exceed 0.30% of their average annual net assets. The Adviser will pay any expenses of the Russell 2000 Small Cap Index Portfolio, other than the advisory fee for that Portfolio, to the extent that such expenses exceed 0.40% of that Portfolio's average annual net asset. The Adviser will pay any expenses of the EAFE International Index Portfolio, other than the advisory fee for that Portfolio, to the extent that such expenses exceed 0.69% of that Portfolio's average annual net asset. The Adviser agreed to waive its fees and/or reimburse expenses of the EAFE International Index Portfolio, to the extent necessary, to limit all expenses to 0.65% of the average daily net assets of the Portfolio until December 31, 2003. The Adviser will pay any expenses of the Lehman Aggregate Bond Index Portfolio, other than the advisory fee for that Portfolio, to the extent that such expenses exceed 0.30% of that Portfolio's average annual net asset.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------

NOTE 2 - TRANSACTIONS WITH AFFILIATES (CONTINUED)

ADMINISTRATION FEES - The Fund pays the Adviser to perform certain administration services. The Fund shall pay the Adviser as full compensation for all facilities and services furnished a fee computed separately for each portfolio of the Fund at an annual rate .10% of each portfolio's average annual net assets. The Advisor has agreed to waive administration fees for the Bond Portfolio, as long as that Portfolio's total expense ratio exceeds .75%.

WAIVERS AND REIMBURSEMENTS - As a result, for the period ended June 30, 2003, the Adviser waived for the Bond Portfolio $13,991, and the Adviser reimbursed fees for the S&P 500 Index Portfolio $159, S&P MidCap 400 Index Portfolio $14,877, Balanced Index Portfolio $22,630, Nasdaq-100 Index Portfolio $26,415, the Russell 2000 Small Cap Index Portfolio $41,640, the EAFE International Index Portfolio $151,832 and the Lehman Aggregate Bond Index Portfolio $14,707.

Summit Investment Partners, Inc. is a wholly-owned subsidiary of The Union Central Life Insurance Company ("Union Central").

DIRECTORS' FEES - Each director who is not affiliated with the Adviser receives fees from the Fund for service as a director. Members of the Board of Directors who are not affiliated with the Adviser are eligible to participate in a deferred compensation plan. The value of each director's deferred compensation account will increase or decrease at the same rate as if it were invested in shares of the Scudder Money Market Fund.

NOTE 3 - FUTURES CONTRACTS AND PORTFOLIO SECURITIES LOANED

S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, Nasdaq-100 Index Portfolio, and Russell 2000 Small Cap Index Portfolio (collectively, the "Index Portfolios") may enter into futures contracts that relate to securities in which it may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts. The Index Portfolios may invest up to 20% of their assets in such futures and/or options, except that until each Portfolio reaches $25 million (or $50 million in the case of the Nasdaq-100 Index Portfolio, the Russell 2000 Small Cap Index Portfolio, and the EAFE International Index Portfolio), it may invest up to 100% in such futures and/or options. These contracts provide for the sale of a specified quantity of a financial instrument at a fixed price at a future date. When the Index Portfolios enter into a futures contract, they are required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Under terms on the contract, the Index Portfolios agree to receive from or pay to the broker an amount equal to the daily fluctuation in the value of the contract (known as the variation margin). The variation margin is recorded as unrealized gain or loss until the contract expires or is otherwise closed, at which time the gain or loss is realized. The Index Portfolios invest in futures as a substitute to investing in the common stock positions in the Index that they intend to match. The potential risk to the Index Portfolios is that the change in the value in the underlying securities may not correlate to the value of the contracts.

The Portfolios lend their securities to approved brokers to earn additional income and receive cash and/or securities as collateral to secure the loans. Collateral is maintained at not less than 100% of the value of loaned securities. Although the risk of lending is mitigated by the collateral, the Portfolios could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. In addition to cash collateral, the Portfolios have accepted noncash collateral consisting of government securities and irrevocable letters of credit from domestically domiciled banks in the total amount of $969,921 for Bond Portfolio, $195,770 for S&P 500 Index Portfolio, $34,997 for S&P MidCap 400 Index Portfolio, $347,888 for Balanced Index Portfolio, $837 for Russell 2000 Small Cap Index Portfolio, $175,858 for EAFE International Index Portfolio, and $822,929 for Lehman Aggregate Bond Portfolio.

                                SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                              NOTES TO FINANCIAL STATEMENTS
---------------------------------------------------------------------------

NOTE 3 - FUTURES CONTRACTS AND PORTFOLIO SECURITIES LOANED (CONTINUED)

As of June 30, 2003, the market value of the securities on loan and the total collateral purchased with the cash received and held is as follows:

FUND                                      SECURITIES LOANED   COLLATERAL
----                                      -----------------  -------------
Zenith Portfolio                             $ 3,109,167      $ 3,234,520
Bond Portfolio                                11,842,798       12,126,187
S&P 500 Index Portfolio                        5,184,168        5,356,688
S&P MidCap 400 Index Portfolio                 4,202,235        4,333,159
Balanced Index Portfolio                       2,275,125        2,332,999
Nasdaq-100 Index Portfolio                     1,302,379        1,319,606
Russell 2000 Small Cap Index Portfolio         1,971,861        2,038,198
EAFE International Index Portfolio             1,258,047        1,338,004
Lehman Aggregate Index Portfolio               4,447,284        4,530,508

NOTE 4 - SUMMARY OF PURCHASES AND SALES OF INVESTMENTS

Purchases and sales of securities for the period ended June 30, 2003, excluding short-term obligations, are as follows:

                                                                      S&P 500      S&P MIDCAP 400
                                ZENITH PORTFOLIO  BOND PORTFOLIO  INDEX PORTFOLIO  INDEX PORTFOLIO
                                ----------------  --------------  ---------------  ---------------
Total Cost of Purchases of:
        Common Stocks             $ 10,020,051     $         --     $    245,436    $  1,224,295
        U.S. Government
           Securities                       --        8,777,592               --              --
        Corporate Bonds                     --       17,290,987               --              --
                                  ------------     ------------     ------------    ------------
                                  $ 10,020,051     $ 26,068,579     $    245,436    $  1,224,295
                                  ============     ============     ============    ============
Total Proceeds from Sales of:
        Common Stocks             $ 11,716,300     $         --     $  3,251,978    $    981,837
        U.S. Government
           Securities                       --       10,247,585               --              --
        Corporate Bonds                     --       12,820,877               --              --
                                  ------------     ------------     ------------    ------------
                                  $ 11,716,300     $ 23,068,462     $  3,251,978    $    981,837
                                  ============     ============     ============    ============

                                                                                             LEHMAN
                                                            RUSSELL 2000         EAFE        AGGREGATE
                            BALANCED        NASDAQ-100        SMALL CAP      INTERNATIONAL   BONDINDEX
                         INDEX PORTFOLIO  INDEX PORTFOLIO  INDEX PORTFOLIO  INDEX PORTFOLIO  PORTFOLIO
                         ---------------  ---------------  ---------------  ---------------  -----------
Total Cost of
  Purchases of:
    Common Stocks        $    18,713      $ 1,562,061      $ 3,223,462      $ 7,870,975      $ 2,835,109
    U.S. Government
       Securities          1,606,130               --               --               --        7,413,905
    Corporate Bonds           74,817               --               --               --               --
                         -----------      -----------      -----------      -----------      -----------
                         $ 1,699,660      $ 1,562,061      $ 3,223,462      $ 7,870,975      $10,249,014
                         ===========      ===========      ===========      ===========      ===========
Total Proceeds
  from Sales of:
    Common Stocks        $    33,211      $    33,952      $ 3,065,443      $12,540,860      $   226,237
    U.S. Government
       Securities          1,283,776               --               --               --          179,981
    Corporate Bonds          503,416               --               --               --               --
                         -----------      -----------      -----------      -----------      -----------
                         $ 1,820,403      $    33,952      $ 3,065,443      $12,540,860      $   406,218
                         ===========      ===========      ===========      ===========      ===========

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   NOTES TO FINANCIAL STATEMENTS
----------------------------------------------------------------------------

NOTE 5 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the EAFE International Index Portfolio and Lehman Aggregate Bond Index Portfolio.

                                                  ZENITH PORTFOLIO
                             SIX MONTHS
                           ENDED JUNE 30,
                             (UNAUDITED)               YEAR ENDED DECEMBER 31,
                           ---------------  ---------------------------------------------
                                2003         2002     2001     2000      1999      1998
                           ---------------  -------  -------  -------  --------  --------
Net Asset Value,
  Beginning of period          $ 59.67      $ 82.75  $ 75.60  $ 63.10  $  74.45  $ 101.75
                               -------      -------  -------  -------  --------  --------
Investment Activities:
  Net investment income            .48         1.11     1.40     1.15       .50      1.25
  Net realized and
     unrealized
     gains/(losses)               9.99       (18.92)    7.05    12.40      (.25)   (14.00)
                               -------      -------  -------  -------  --------  --------
Total from Investment
   Activities                    10.47       (17.81)    8.45    13.55       .25    (12.75)
                               -------      -------  -------  -------  --------  --------
Distributions:
  Net investment income           (.09)       (1.39)   (1.30)   (1.05)     (.60)    (1.15)
  In excess of net
     investment income              --           --       --       --        --        --
  Return of capital                 --        (3.88)      --       --        --        --
  Net realized gains                --           --       --       --    (11.00)   (13.40)
                               -------      -------  -------  -------  --------  --------
Total Distributions               (.09)       (5.27)   (1.30)   (1.05)   (11.60)   (14.55)
                               -------      -------  -------  -------  --------  --------
Net Asset Value,
  End of period                $ 70.05      $ 59.67  $ 82.75  $ 75.60  $  63.10  $  74.45
                               =======      =======  =======  =======  ========  ========

Total Return                     17.58%      (23.10%)   11.24%   21.79%     2.05%   (15.31%)

RATIOS / SUPPLEMENTAL
   DATA:
Ratio of Expenses to
   Average Net Assets -
   Net(2)                          .97%(3)      .93%     .81%     .73%      .69%      .62%

Ratio of Expenses to
   Average Net Assets -
   Gross                           .97%(3)      .93%     .83%     .77%      .69%      .62%

Ratio of Net Investment
   Income to Average Net
   Assets                         1.53%(3)     1.52%    1.74%    1.47%      .67%     1.41%

Portfolio Turnover Rate          55.00%(3)    56.53%  102.03%   81.95%    86.47%    62.50%

Net Assets, End of Period
   (000's)                     $41,818      $38,218  $54,562  $50,485  $124,444  $248,783

----------

(1)  Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)  Annualized.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the EAFE International Index Portfolio and Lehman Aggregate Bond Index Portfolio.

                                                    BOND PORTFOLIO
                             SIX MONTHS
                           ENDED JUNE 30,
                            (UNAUDITED)                YEAR ENDED DECEMBER 31,
                           --------------  ------------------------------------------------
                                2003         2002      2001      2000      1999      1998
                           --------------  --------  --------  --------  --------  --------
Net Asset Value,
   Beginning of period        $  47.93     $  48.15  $  47.30  $  51.80  $  55.65  $  56.45
                              --------     --------  --------  --------  --------  --------
Investment Activities:
  Net investment income           1.38         2.70      3.15      5.20      3.60      3.85
  Net realized and
     unrealized
     gains/(losses)               1.46         (.04)       --     (1.95)    (4.20)     (.25)
                              --------     --------  --------  --------  --------  --------
Total from Investment
   Activities                     2.84         2.66      3.15      3.25      (.60)     3.60
                              --------     --------  --------  --------  --------  --------
Distributions:
  Net investment income          (1.31)       (2.88)    (2.30)    (5.75)    (3.25)    (3.80)
  In excess of net
     investment income              --           --        --      (.30)       --        --
  Return of capital                 --           --        --     (1.70)       --        --
  Net realized gains                --           --        --        --        --      (.60)
                              --------     --------  --------  --------  --------  --------
Total Distributions              (1.31)       (2.88)    (2.30)    (7.75)    (3.25)    (4.40)
                              --------     --------  --------  --------  --------  --------
Net Asset Value,
  End of period               $  49.46     $  47.93  $  48.15  $  47.30  $  51.80  $  55.65
                              ========     ========  ========  ========  ========  ========

Total Return                      6.01%        5.73%     6.81%     7.40%    (1.11%)     6.52%

RATIOS / SUPPLEMENTAL
   DATA:
Ratio of Expenses to
   Average Net Assets -
   Net(2)                          .75%(3)      .76%      .79%      .61%      .60%      .58%

Ratio of Expenses to
   Average Net Assets -
   Gross                           .82%(3)      .85%      .87%      .68%      .60%      .58%

Ratio of Net Investment
   Income to Average Net
   Assets                         5.83%(3)     5.86%     6.37%     6.85%     6.62%     6.84%

Portfolio Turnover Rate         125.84%(3)    54.27%    65.14%    60.19%    56.07%    67.57%

Net Assets, End of Period
   (000's)                    $ 39,065      $35,415   $29,147   $22,802   $98,428  $113,762

----------

(1)  Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)  Annualized.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the EAFE International Index Portfolio and Lehman Aggregate Bond Index Portfolio.

                                               S&P 500 INDEX PORTFOLIO
                             SIX MONTHS
                           ENDED JUNE 30,
                             (UNAUDITED)               YEAR ENDED DECEMBER 31,
                           ---------------  ----------------------------------------------
                                2003         2002     2001      2000      1999      1998
                           ---------------  -------  -------  --------  --------  --------
Net Asset Value,
  Beginning of period          $ 57.82      $ 75.15  $102.95  $ 115.60  $  97.45  $  78.70
                               -------      -------  -------  --------  --------  --------
Investment Activities:
  Net investment income            .37          .69      .80      1.05      1.05      1.00
  Net realized and
     unrealized gains /
     (losses)                     6.15       (17.53)  (12.15)   (11.75)    18.75     21.05
                               -------      -------  -------  --------  --------  --------
Total from Investment
   Activities                     6.52       (16.84)  (11.35)   (10.70)    19.80     22.05
                               -------      -------  -------  --------  --------  --------
Distributions:
  Net investment income           (.59)        (.38)    (.55)    (1.15)     (.95)    (1.00)
  In excess of net
     investment income              --           --       --        --        --        --
  Return of capital                 --           --       --        --        --        --
  Net realized gains                --         (.11)  (15.90)     (.80)     (.70)    (2.30)
                               -------      -------  -------  --------  --------  --------
Total Distributions               (.59)        (.49)  (16.45)    (1.95)    (1.65)    (3.30)
                               -------      -------  -------  --------  --------  --------
Net Asset Value,
  End of period                $ 63.75      $ 57.82  $ 75.15  $ 102.95  $ 115.60  $  97.45
                               =======      =======  =======  ========  ========  ========

Total Return                     11.44%      (22.55%)  (12.39%)    (9.32%)    20.52%    28.54%

RATIOS / SUPPLEMENTAL
   DATA:
Ratio of Expenses to
   Average Net Assets -
   Net(2)                          .56%(3)      .57%     .46%      .41%      .39%      .43%

Ratio of Expenses to
   Average Net Assets -
   Gross                           .56%(3)      .61%     .47%      .43%      .39%      .43%

Ratio of Net Investment
   Income to Average Net
   Assets                         1.20%(3)     1.04%     .88%      .81%     1.10%     1.25%

Portfolio Turnover Rate            .81%(3)    10.51%    3.30%    21.36%     3.45%     2.64%

Net Assets, End of Period
   (000's)                     $68,747      $64,338  $92,639  $114,103  $284,132  $131,345

----------

(1)  Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)  Annualized.

                               SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                             NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the EAFE International Index Portfolio and Lehman Aggregate Bond Index Portfolio.

                                          S&P MIDCAP 400 INDEX PORTFOLIO
                             SIX MONTHS                                  PERIOD FROM
                           ENDED JUNE 30,                               MAY 3, 1999(1)
                             (UNAUDITED)     YEAR ENDED DECEMBER 31,   TO DECEMBER 31,
                           ---------------  -------------------------  ----------------
                                2003         2002     2001     2000          1999
                           ---------------  -------  -------  -------  ----------------
Net Asset Value,
  Beginning of period          $ 39.29      $ 46.70  $ 59.55  $ 55.20      $ 50.00
                               -------      -------  -------  -------      -------
Investment Activities:
  Net investment income            .12          .22      .30     1.10          .50
  Net realized and
     unrealized
     gains/(losses)               4.59        (7.25)   (1.00)    7.20         5.05
                               -------      -------  -------  -------      -------
Total from Investment
   Activities                     4.71        (7.03)    (.70)    8.30         5.55
                               -------      -------  -------  -------      -------
Distributions:
  Net investment income           (.17)        (.23)    (.20)   (1.20)        (.35)
  In excess of net
     investment income              --           --       --       --           --
  Return of capital                 --           --       --       --           --
  Net realized gains                --         (.15)  (11.95)   (2.75)          --
                               -------      -------  -------  -------      -------
Total Distributions               (.17)        (.38)  (12.15)   (3.95)        (.35)
                               -------      -------  -------  -------      -------
Net Asset Value,
  End of period                $ 43.83      $ 39.29  $ 46.70  $ 59.55      $ 55.20
                               =======      =======  =======  =======      =======

Total Return                     12.07%      (15.15%)   (1.25%)   15.99%       11.14%

RATIOS / SUPPLEMENTAL
   DATA:
Ratio of Expenses to
   Average Net Assets -
   Net(2)                          .60%(3)      .60%     .60%     .60%         .60%(3)

Ratio of Expenses to
   Average Net Assets -
   Gross                           .73%(3)      .81%     .82%     .77%         .69%(3)

Ratio of Net Investment
   Income to Average Net
   Assets                          .60%(3)      .53%     .65%    1.44%        1.69%(3)

Portfolio Turnover Rate           9.26%(3)    27.73%   18.57%  146.33%       47.55%(3)

Net Assets, End of Period
   (000's)                     $27,440      $23,180  $20,588  $15,054      $23,963

----------

(1)  Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)  Annualized.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the EAFE International Index Portfolio and Lehman Aggregate Bond Index Portfolio.

                                             BALANCED INDEX PORTFOLIO
                             SIX MONTHS                                  PERIOD FROM
                           ENDED JUNE 30,                               MAY 3, 1999(1)
                             (UNAUDITED)     YEAR ENDED DECEMBER 31,   TO DECEMBER 31,
                           ---------------  -------------------------  ----------------
                                2003         2002     2001     2000          1999
                           ---------------  -------  -------  -------  ----------------
Net Asset Value,
  Beginning of period          $ 37.50      $ 43.85  $ 48.05  $ 52.05      $ 50.00
                               -------      -------  -------  -------      -------
Investment Activities:
  Net investment income            .48         1.13     1.10     1.95          .90
  Net realized and
     unrealized
     gains/(losses)               2.60        (6.01)   (3.15)   (2.65)        1.70
                               -------      -------  -------  -------      -------
Total from Investment
   Activities                     3.08        (4.88)   (2.05)    (.70)        2.60
                               -------      -------  -------  -------      -------
Distributions:
  Net investment income           (.52)       (1.47)    (.60)   (2.30)        (.55)
  In excess of net
     investment income              --           --       --       --           --
  Return of capital                 --           --       --       --           --
  Net realized gains                --           --    (1.55)   (1.00)          --
                               -------      -------  -------  -------      -------
Total Distributions               (.52)       (1.47)   (2.15)   (3.30)        (.55)
                               -------      -------  -------  -------      -------
Net Asset Value,
  End of period                $ 40.06      $ 37.50  $ 43.85  $ 48.05      $ 52.05
                               =======      =======  =======  =======      =======

Total Return                      8.31%      (11.27%)   (4.38%)   (1.28%)        5.31%

RATIOS / SUPPLEMENTAL
   DATA:
Ratio of Expenses to
   Average Net Assets -
   Net(2)                          .60%(3)      .60%     .60%     .60%         .47%(3)

Ratio of Expenses to
   Average Net Assets -
   Gross                          1.03%(3)     1.10%     .81%     .68%         .50%(3)

Ratio of Net Investment
   Income to Average Net
   Assets                         2.52%(3)     2.78%    2.47%    2.95%        2.94%(3)

Portfolio Turnover Rate          36.27%(3)    15.34%   35.84%    9.60%      141.58%(3)

Net Assets, End of Period
   (000's)                     $10,963      $10,638  $13,004  $14,334      $55,708

----------

(1)  Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)  Annualized.

                                SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                              NOTES TO FINANCIAL STATEMENTS
---------------------------------------------------------------------------

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the EAFE International Index Portfolio and Lehman Aggregate Bond Index Portfolio.

                                             NASDAQ-100 INDEX PORTFOLIO
                                  SIX MONTHS                         PERIOD FROM
                                ENDED JUNE 30,     YEAR ENDED     APRIL 27, 2000(1)
                                  (UNAUDITED)     DECEMBER 31,     TO DECEMBER 31,
                                ---------------  ---------------  ------------------
                                     2003         2002    2001           2000
                                ---------------  ------  -------  ------------------
Net Asset Value,
  Beginning of period               $ 13.94      $22.30  $ 33.35       $ 50.00
                                    -------      ------  -------       -------
Investment Activities:
  Net investment income                (.02)       (.07)      --          (.05)
  Net realized and unrealized
     gains/(losses)                    3.10       (8.29)  (11.05)       (16.60)
                                    -------      ------  -------       -------
Total from Investment
   Activities                          3.08       (8.36)  (11.05)       (16.65)
                                    -------      ------  -------       -------
Distributions:
  Net investment income                  --          --       --            --
  In excess of net investment
     income                              --          --       --            --
  Return of capital                      --          --       --            --
  Net realized gains                     --          --       --            --
                                    -------      ------  -------       -------
Total Distributions                      --          --       --            --
                                    -------      ------  -------       -------
Net Asset Value,
  End of period                     $ 17.02      $13.94  $ 22.30       $ 33.35
                                    =======      ======  =======       =======

Total Return                          22.09%     (37.49%)  (33.13%)       (33.30%)

RATIOS / SUPPLEMENTAL DATA:
Ratio of Expenses to Average
   Net Assets - Net(2)                  .65%(3)     .65%     .65%          .64%(3)

Ratio of Expenses to Average
   Net Assets - Gross                  1.10%(3)    1.11%     .97%          .88%(3)

Ratio of Net Investment Income
   to Average Net Assets               (.32%)(3)   (.43%)    (.21%)         (.17%)(3)

Portfolio Turnover Rate                 .69%(3)   11.79%    5.49%        14.69%(3)

Net Assets, End of Period
   (000's)                          $15,214      $9,583  $14,560        $8,577

----------

(1)  Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)  Annualized.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the EAFE International Index Portfolio and Lehman Aggregate Bond Index Portfolio.

                                        RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
                                  SIX MONTHS                            PERIOD FROM
                                ENDED JUNE 30,       YEAR ENDED      APRIL 27, 2000(1)
                                  (UNAUDITED)       DECEMBER 31,      TO DECEMBER 31,
                                ---------------  ------------------  ------------------
                                     2003          2002      2001           2000
                                ---------------  --------  --------  ------------------
Net Asset Value,
  Beginning of period                $ 37.52     $ 48.10   $ 49.95        $ 50.00
                                     -------     -------   -------        -------
Investment Activities:
  Net investment income                  .13         .29       .40            .40
  Net realized and unrealized
     gains/(losses)                     6.43      (10.31)      .35           (.20)
                                     -------     -------   -------        -------
Total from Investment
   Activities                           6.56      (10.02)      .75            .20
                                     -------     -------   -------        -------
Distributions:
  Net investment income                 (.29)       (.09)     (.45)          (.25)
  In excess of net investment
     income                               --          --        --             --
  Return of capital                       --          --        --             --
  Net realized gains                      --        (.47)    (2.15)            --
                                     -------     -------   -------        -------
Total Distributions                     (.29)       (.56)    (2.60)          (.25)
                                     -------     -------   -------        -------
Net Asset Value,
  End of period                      $ 43.79     $ 37.52   $ 48.10        $ 49.95
                                     =======     =======   =======        =======

Total Return                           17.68%     (21.05%)    1.54%           .39%

RATIOS / SUPPLEMENTAL DATA:
Ratio of Expenses to Average
   Net Assets - Net(2)                   .75%(3)     .75%      .75%           .74%(3)

Ratio of Expenses to Average
   Net Assets - Gross                   1.35%(3)    1.33%     1.10%          1.35%(3)

Ratio of Net Investment Income
   to Average Net Assets                 .64%(3)     .65%      .90%          1.11%(3)

Portfolio Turnover Rate                52.82%(3)   30.78%    32.70%         82.19%(3)

Net Assets, End of Period
   (000's)                           $16,360     $13,863   $21,503        $16,105

----------

(1)  Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)  Annualized.

                                SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                              NOTES TO FINANCIAL STATEMENTS
---------------------------------------------------------------------------

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the EAFE International Index Portfolio and Lehman Aggregate Bond Index Portfolio.

                                                EAFE INTERNATIONAL INDEX
                                                        PORTFOLIO
                                            SIX MONTHS         PERIOD FROM
                                          ENDED JUNE 30,   NOVEMBER 12, 2002(1)
                                            (UNAUDITED)        TO DECEMBER
                                          ---------------  --------------------
                                               2003                2002
                                          ---------------  --------------------
Net Assets Value,
  Beginning of period                         $ 49.59            $ 50.00
                                              -------            -------
Investment Activities:
  Net investment income                           .83                .19
  Net realized and unrealized
     gains/(losses)                              2.70               (.60)
                                              -------            -------
Total from Investment Activities                 3.53               (.41)
                                              -------            -------
Distributions:
  Net investment income                          (.19)                --
  In excess of net investment income               --                 --
  Return of capital                                --                 --
  Net realized gains                             (.82)                --
                                              -------            -------
Total Distributions                             (1.01)                --
                                              -------            -------
Net Asset Value,
  End of period                               $ 52.11            $ 49.59
                                              =======            =======

Total Return                                     7.43%              (.82%)

RATIOS / SUPPLEMENTAL DATA:
Ratio of Expenses to Average Net Assets
   - Net(2)                                      0.65%(3)           0.65%(3)

Ratio of Expenses to Average Net Assets
   - Gross                                       2.31%(3)           1.99%(3)

Ratio of Net Investment Income to
   Average Net Assets                            2.96%(3)           2.24%(3)

Portfolio Turnover Rate                         89.96%(3)         449.05%(3)

Net Assets, End of Period (000's)             $17,097            $22,234

----------

(1)  Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by Adviser.
(3)  Annualized.

  SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
   NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------------------

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period. All share amounts and net asset values have been adjusted as a result of the 1-for-5 reverse stock split on February 15, 2002, except for the EAFE International Index Portfolio and Lehman Aggregate Bond Index Portfolio.

                                                    LEHMAN AGGREGATE
                                                       BOND INDEX
                                                        PORTFOLIO
                                                       PERIOD FROM
                                                    APRIL 1, 2003(1)
                                                       TO JUNE 30,
                                                       (UNAUDITED)
                                                    -----------------
                                                          2003
                                                    -----------------
Net Asset Value,
  Beginning of period                                    $ 50.00
                                                         -------
Investment Activities:
  Net investment income                                      .38
  Net realized and unrealized gains/(losses)                 .84
                                                         -------
Total from Investment Activities                            1.22
                                                         -------
Distributions:
  Net investment income                                     (.20)
  In excess of net investment income                          --
  Return of capital                                           --
  Net realized gains                                          --
                                                         -------
Total Distributions                                         (.20)
                                                         -------
Net Asset Value,
  End of period                                          $ 51.02
                                                         =======

Total Return                                                2.44%

RATIOS / SUPPLEMENTAL DATA:
Ratio of Expenses to Average Net Assets - Net(2)             .59%(3)

Ratio of Expenses to Average Net Assets - Gross             1.18%(3)

Ratio of Net Investment Income / (Loss) To Average
   Net Assets                                               3.05%(3)

Portfolio Turnover Rate                                    16.53%(3)

Net Assets, End of Period (000's)                        $10,307

----------

(1)  Commencement of operations.
(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.
(3)  Annualized.

                                   SUMMIT MUTUAL FUNDS, INC. - PINNACLE SERIES
                                                       MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------
                             DIRECTORS AND OFFICERS
INDEPENDENT DIRECTORS

                                                                          NUMBER OF
                                                                          PORTFOLIOS
                                                                          IN FUND
                                    TERM OF                               COMPLEX   OTHER
                        POSITION(S) OFFICE AND                            OVERSEEN  DIRECTORSHIPS
                         WITH THE   LENGTH OF    PRINCIPAL OCCUPATION(S)  BY        HELD BY
NAME, AGE AND ADDRESS(1) FUND       TIME SERVED  DURING PAST FIVE YEARS   DIRECTOR  DIRECTOR
-------------------------------------------------------------------------------------------------
George M. Callard, M.D.  Director   Director    Professor of Clinical      22
(Age 69)                            since 1987  Surgery, University of
                                                Cincinnati

Theodore H. Emmerich     Director   Director    Consultant; former         22       American
(77)                                since 1987  Partner, Ernst &                    Financial
                                                Whinney, Accountants                Group; former
                                                                                    Director,
                                                                                    Summit
                                                                                    Investment
                                                                                    Trust (two
                                                                                    Portfolios)

Yvonne L. Gray           Director   Director    Chief Operating            22
(52)                                since 1999  Officer, United Way and
                                                Community Chest; prior
                                                thereto, Vice
                                                President/ Trust
                                                Operations Officer,
                                                Fifth Third Bank;
                                                former Audit Manager,
                                                Price Waterhouse

David C. Phillips        Director   Director    Co-Founder and             22       Meridian
(64)                                since 2001  Treasurer, Cincinnati               Bioscience, Inc.
                                                Works Inc. (Job
                                                Placement); prior
                                                thereto, Chief
                                                Executive Officer,
                                                Downtown Cincinnati
                                                Inc. (Economic
                                                revitalization of
                                                Cincinnati)

Mary W. Sullivan         Director   Director    Attorney, Peck,            22       Franklin
(46)                                since 2001  Shaffer & Williams LLP              Savings
                                                                                    and Loan Co.

INTERESTED DIRECTORS AND OFFICERS

                                                                        NUMBER OF
                                                                        PORTFOLIOS
                                                                        IN FUND    OTHER
                                      TERM OF     PRINCIPAL             COMPLEX    DIRECTOR-
                         POSITION(S) OFFICE AND   OCCUPATION(S)         OVERSEEN   SHIPS
                          WITH THE   LENGTH OF    DURING PAST           BY         HELD BY
NAME, AGE AND ADDRESS(1)  FUND       TIME SERVED  FIVE YEARS            DIRECTOR   DIRECTOR
------------------------------------------------------------------------------------------------
Harry Rossi*              Director   Director     Director Emeritus,      22      Carillon
(83)                                 since 1992   Union Central;                  Investments,
                                                  former Chairman,                Inc.
                                                  President AND
                                                  Chief Executive
                                                  Officer, Union
                                                  Central and
                                                  Director, Adviser

Steven R. Sutermeister*  Director,   Director     Senior Vice             22      Carillon
(49)                     President   since 1999   President, Union                Investments,
                         and Chief                Central; President              Inc.; Summit
                         Executive                and Chief                       Investment
                         Officer                  Executive Officer,              Partners, Inc.
                                                  Adviser.

John F. Labmeier         Vice        Officer      Vice President,         NA      NA
1876 Waycross Rd.        President   since 1990   Associate General
Cincinnati, OH 45240     and                      Counsel and
(54)                     Secretary                Assistant Secretary
                                                  Union Central;
                                                  Vice President
                                                  and Secretary,
                                                  Carillon
                                                  Investments, Inc.;
                                                  Secretary, Adviser

Thomas G. Knipper        Controller  Officer      Treasurer, Adviser      NA      NA
(45)                     and         since 1995
                         Treasurer

John M. Lucas            Assistant   Officer      Second Vice             NA      NA
1876 Waycross Rd.        Secretary   since 1990   President, Counsel
Cincinnati, OH 45240                              and Assistant
(52)                                              Secretary,
                                                  Union Central


------------

(1) Except as otherwise indicated, the business of each listed person is 312 Elm St., Ste. 1212, Cincinnati, OH 45202
* Messrs. Rossi and Sutermeister are considered to be "interested persons" of the Fund (within the meaning of the Investment Company Act of 1940) because of their affiliation with the Adviser.

         (This page has been left blank intentionally.)

The Summit Pinnacle Series is distributed to insurance company separate accounts available in variable annuity and variable universal life insurance products. The Pinnacle Series consists of the following Portfolios:

        EQUITY INDEX ACCOUNTS
        S&P 500 Index Portfolio
        S&P MidCap 400 Index Portfolio
        Russell 2000 Small Cap Index Portfolio
        Nasdaq-100 Index Portfolio
        EAFE International Index Portfolio

        FIXED INCOME & BALANCED INDEX ACCOUNT
        Balanced Index Portfolio
        Lehman Aggregate Bond Index Portfolio

        MANAGED ACCOUNTS
        Zenith Portfolio
        Bond Portfolio

The Summit Apex Series is a 100% No-Load Family of Mutual Funds intended for institutional and retail accounts. For more complete information about the Summit Mutual Funds' Apex Series, including charges and expenses, call 888-259-7565 for a prospectus. Please read it carefully before you invest or send money. Summit Mutual Funds are distributed by Carillon Investments, Inc., Cincinnati, Ohio, Member SIPC. The Apex Series consists of the following Funds:

        EQUITY INDEX ACCOUNTS
        S&P 500 Index Fund
        S&P MidCap 400 Index Fund
        Russell 2000 Small Cap Index Fund
        Nasdaq-100 Index Fund
        EAFE International Index Fund
        Total Social Impact Fund

        FIXED INCOME & BALANCED INDEX ACCOUNTS
        Balanced Index Fund
        Lehman Aggregate Bond Index Fund

        MANAGED ACCOUNTS
        Everest Fund
        Bond Fund
        Short-term Government Fund
        High Yield Bond Fund

        STABLE VALUE ACCOUNT
        Money Market Fund

Please visit our Website at www.summitfunds.com to learn more about the Summit Mutual Funds.

SMFI  231PINNACLE  6/03


                                [LOGO] SUMMIT
                                       MUTUAL
                                       FUNDS

ITEM 2.  CODE OF ETHICS
         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
         Not applicable.

ITEM 5.  [RESERVED]

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES
         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES

         (a) The Registrant's President and Treasurer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-CSR was recorded, processed, summarized, and reported timely.

         (b) There were no significant changes in Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

         (a) Code of Ethics.  Not applicable to semiannual reports.

         (b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

         (c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

                            SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
                                   SUMMIT MUTUAL FUNDS, INC.

Date: September 4, 2003       /s/ Steven R. Sutermeister
      -----------------  By: -------------------------------
                                Steven R. Sutermeister,
                                President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Steven R. Sutermeister         By:  /s/ Thomas G. Knipper
    ----------------------------           --------------------------
Steven R. Sutermeister                     Thomas G. Knipper
President and Chief Executive Officer      Controller and Treasurer

Date: September 4, 2003                Date: September 4, 2003
      -----------------                -----------------------